UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP 200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

July 31, 2011

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Small Company Value Fund	HASMX	HRSMX	HISMX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 0.6%)

COMMON STOCKS—99.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.3%
2,504,521	Boeing Company	$176,494
1,717,394	Precision Castparts Corp.	277,153
2,272,023	United Technologies Corporation	188,214

		641,861

AUTO COMPONENTS—1.2%
1,748,138	BorgWarner Inc.*	139,187

AUTOMOBILES—1.5%
1,499,044	Bayerische Motoren Werke AG (GER)	150,390
818,228	Harley-Davidson Inc.	35,503

		185,893

COMMON STOCKS—Continued

Shares		Value (000s)

BIOTECHNOLOGY—2.5%
709,522	Alexion Pharmaceuticals Inc.*	$40,301
3,154,945	Celgene Corporation*	187,088
1,495,524	Vertex Pharmaceuticals Inc.*	77,558

		304,947

CAPITAL MARKETS—1.4%
3,520,425	Charles Schwab Corporation	52,560
829,933	Goldman Sachs Group Inc.	112,016

		164,576

CHEMICALS—3.5%
3,127,060	E.l. du Pont de Nemours & Company	160,793
3,500,489	Monsanto Company	257,216

		418,009

COMMUNICATIONS EQUIPMENT—2.9%
6,021,678	Juniper Networks Inc.*	140,847
3,699,030	Qualcomm Inc.	202,633

		343,480

COMPUTERS & PERIPHERALS—8.4%
1,528,071	Apple Inc.*	596,681
10,580,311	EMC Corp.*	275,934
2,952,538	NetApp Inc.*	140,305

		1,012,920

CONSUMER FINANCE—1.7%
3,993,833	American Express Co.	199,851

ENERGY EQUIPMENT & SERVICES—4.1%
1,427,132	National Oilwell Varco Inc.	114,984
4,179,124	Schlumberger Ltd.	377,667

		492,651

FOOD & STAPLES RETAILING—2.9%
2,244,590	Costco Wholesale Corporation	175,639
2,566,191	Whole Foods Market Inc.	171,165

		346,804

FOOD PRODUCTS—2.0%
918,719	Green Mountain Coffee Roasters Inc.*	95,501
1,953,778	Mead Johnson Nutrition Company	139,441

		234,942

HEALTH CARE PROVIDERS & SERVICES—1.7%
3,845,671	Express Scripts Inc.*	208,666

HOTELS, RESTAURANTS & LEISURE—5.3%
613,824	Chipotle Mexican Grill Inc.*	199,235
2,026,808	Marriott International Inc.	65,871
1,402,009	McDonald’s Corporation	121,246
6,201,511	Starbucks Corp.	248,619

		634,971

INTERNET & CATALOG RETAIL—5.7%
2,466,324	Amazon.com Inc.*	548,806
87,010	Netflix Inc.*	23,144
205,838	Priceline.com Inc.*	110,669

		682,619

INTERNET SOFTWARE & SERVICES—5.6%
1,497,062	Baidu Inc. ADR (CHN)*[1]	235,143
554,944	Google Inc.*	335,014
382,335	Mail.ru Group Ltd. GDR (RUS)*[2,3]	13,657
2,835,680	Tencent Holdings Ltd. (CHN)	73,860
544,125	Youku.com Inc. ADR (CHN)*[1]	20,084

		677,758

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—5.8%
1,307,031	Congnizant Technology Solutions Corporation*	$91,322
1,727,095	International Business Machines Corporation	314,072
942,948	MasterCard Inc.	285,949

		691,343

LIFE SCIENCES TOOLS & SERVICES—2.3%
3,694,981	Agilent Technologies Inc.*	155,781
1,910,539	Illuminia Inc.*	119,313

		275,094

MACHINERY—1.0%
1,591,325	Deere & Co.	124,935

MEDIA—1.8%
5,518,944	Walt Disney Company	213,142

OIL, GAS & CONSUMABLE FUELS—2.7%
1,018,742	Anadarko Petroleum Corporation	84,107
816,903	EOG Resources Inc.	83,324
1,549,424	Occidental Petroleum Corporation	152,123

		319,554

PERSONAL PRODUCTS—1.5%
1,778,053	Estée Lauder Companies Inc.	186,536

PHARMACEUTICALS—5.5%
2,150,290	Allergan Inc.	174,840
715,142	Johnson & Johnson	46,334
1,367,983	Novo Nordisk AS ADR (DEN)[1]	166,921
2,272,234	Shire plc ADR (IE)[1]	236,313
646,044	Valeant Pharmaceuticals International Inc.	35,552

		659,960

ROAD & RAIL—1.0%
1,218,277	Union Pacific Corporation	124,849

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
1,412,406	Altera Corp.	57,739
1,640,256	ARM Holdings plc ADR (UK)[1]	47,223
4,006,972	Atmel Corporation*	48,484
3,494,892	Avago Technologies Ltd.	117,533
1,729,015	Broadcom Corporation*	64,095

		335,074

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—7.6%
10,222,687	Oracle Corp.	$312,610
3,184,686	Red Hat Inc.*	134,011
1,588,708	Salesforce.com Inc.*	229,902
663,837	SuccessFactors Inc.*	17,924
2,166,491	VMware Inc.*	217,386

		911,833

SPECIALTY RETAIL—2.5%
1,719,371	Bed Bath & Beyond Inc.*	100,566
1,692,627	Tiffany & Co.	134,716
1,875,739	Urban Outfitters Inc.*	61,037

		296,319

TEXTILES, APPAREL & LUXURY GOODS—7.9%
4,751,230	Burberry Group plc (UK)	116,516
2,491,415	Coach Inc.	160,846
1,367,272	Lululemon Athletica Inc.*	82,774
714,017	LVMH Moet Hennessy Louis Vuitton SA (FR)	131,273
2,419,456	Nike Inc.	218,114
1,727,433	Polo Ralph Lauren Corporation	233,324

		942,847

WIRELESS TELECOMMUNICATION SERVICES—1.3%
3,046,985	American Tower Corporation*	160,058

TOTAL COMMON STOCKS (Cost $8,783,240)		11,930,679

SHORT-TERM INVESTMENTS—0.3%
(Cost $36,494)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$36,494	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by U.S. Treasury Notes (market value $37,225)	36,494

TOTAL INVESTMENTS—99.7% (Cost $8,819,734)		11,967,173

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		33,790

TOTAL NET ASSETS—100.0%		$12,000,963

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $36,494 are classified as Level 2. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $13,657 or less than 1% of net assets.

CHN	China.

DEN	Denmark.

FR	France.

GER	Germany.

IE	Ireland.

RUS	Russia.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.8%)

COMMON STOCKS—96.2%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.4%
406,899	DigitalGlobe Inc.*	$10,628
340,400	Textron Inc.	7,874

		18,502

AUTO COMPONENTS—0.8%
222,100	Gentex Corporation	6,294

AUTOMOBILES—0.2%
74,750	Thor Industries Inc.	1,849

BIOTECHNOLOGY—0.7%
110,300	Amylin Pharmaceuticals Inc.*	1,314
52,500	Onyx Pharmaceuticals Inc.*	1,731
45,830	Regeneron Pharmaceuticals Inc.*	2,432

		5,477

BUILDING PRODUCTS—1.2%
247,800	Owens Corning*	8,817

CAPITAL MARKETS—0.8%
301,600	SEI Investments Company	5,965

CHEMICALS—0.9%
233,400	Methanex Corporation (CAN)	6,918

COMMERCIAL SERVICES & SUPPLIES—1.1%
212,420	Corrections Corp. of America*	4,558
188,200	The GEO Group Inc.*	3,915

		8,473

COMMUNICATIONS EQUIPMENT—5.2%
1,402,000	AAC Acoustic Technologies Holdings Inc. (HK)	3,227
147,500	Acme Packet Inc.*	8,691
44,408	ADTRAN Inc.	1,469
338,510	Aruba Networks Inc.*	7,769
75,400	F5 Networks Inc.*	7,048
418,600	Polycom Inc.*	11,315

		39,519

CONSTRUCTION & ENGINEERING—3.7%
389,500	AECOM Technology Corporation*	9,636
103,144	FLSmidth & Co. AS (DEN)	8,017
72,600	Fluor Corp.	4,612
231,500	Foster Wheeler AG*	6,274

		28,539

CONTAINERS & PACKAGING—1.1%
213,900	Ball Corp.	8,299

DIVERSIFIED CONSUMER SERVICES—2.5%
40,500	Anhanguera Educacional Participacoes SA (BR)	786
522,600	Estacio Participacoes SA (BR)	6,473
144,526	Weight Watchers International Inc.	11,156
102,033	Xueda Education Group ADR (CHN)*[1]	906

		19,321

DIVERSIFIED FINANCIAL SERVICES—0.7%
724,300	Great American Group Inc.*	130
324,731	Justice Holdings Ltd. (UK)*	5,224

		5,354

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
442,450	Jabil Circuit Inc.	8,101
105,200	Universal Display Corporation*	3,147

		11,248

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ENERGY EQUIPMENT & SERVICES—1.8%
116,300	Ensco plc ADR (UK)[1]	$6,193
131,000	Tidewater Inc.	7,119

		13,312

FOOD & STAPLES RETAILING—1.3%
105,100	Fresh Market Inc.*	3,734
95,900	Whole Foods Market Inc.	6,397

		10,131

FOOD PRODUCTS—5.0%
296,316	Green Mountain Coffee Roasters Inc.*	30,802
349,200	Smithfield Foods Inc.*	7,689

		38,491

HEALTH CARE EQUIPMENT & SUPPLIES—5.2%
184,800	Edwards Lifesciences Corp.*	13,186
189,200	Gen-Probe Inc.*	11,456
82,200	HeartWare International Inc.*	5,461
463,500	Hologic Inc.*	8,607
3,300	Intuitive Surgical Inc.*	1,322

		40,032

HEALTH CARE PROVIDERS & SERVICES—2.1%
146,200	Cardinal Health Inc.	6,398
144,200	Catalyst Health Solutions Inc.*	9,449

		15,847

HEALTH CARE TECHNOLOGY—2.3%
440,300	Allscripts-Misys Healthcare Solutions Inc.*	7,992
153,622	SXC Health Solutions Corporation (CAN)*	9,698

		17,690

HOTELS, RESTAURANTS & LEISURE—3.9%
71,619	Cheesecake Factory Inc.*	2,065
1,471,076	Domino’s Pizza UK & IRL plc (UK)	12,122
212,900	Marriott International Inc.	6,919
567,000	MGM Mirage Inc.*	8,567

		29,673

HOUSEHOLD DURABLES—2.8%
260,070	Jarden Corporation	8,060
183,464	Tempur-Pedic International Inc.*	13,211

		21,271

INTERNET & CATALOG RETAIL—3.5%
36,065	Netflix Inc.*	9,593
19,040	Priceline.com Inc.*	10,237
129,137	Shutterfly Inc.*	7,025

		26,855

IT SERVICES—3.8%
197,061	Gartner Inc.*	7,274
337,300	Genpact Ltd.*	5,565
137,600	Teradata Corporation*	7,563
435,000	Western Union Co.	8,443

		28,845

LEISURE EQUIPMENT & PRODUCTS—1.2%
401,300	Brunswick Corporation	8,760

LIFE SCIENCES TOOLS & SERVICES—2.8%
328,900	Parexel International Corporation*	6,752
262,000	Pharmaceutical Product Development Inc.	7,553
83,600	Waters Corporation*	7,348

		21,653

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—0.9%
129,500	Navistar International Corporation*	$6,645

MEDIA—1.0%
3,470,900	Sirius XM Radio Inc.*	7,324

METALS & MINING—1.2%
147,100	Detour Gold Corporation (CAN)*	4,580
73,800	Molycorp Inc.*	4,696

		9,276

OIL, GAS & CONSUMABLE FUELS—7.8%
140,900	Alpha Natural Resources Inc.*	6,018
187,230	Bumi plc (UK)*	3,442
120,590	Cabot Oil & Gas Corporation	8,933
121,600	Cobalt International Energy Inc.*	1,498
143,840	Consol Energy Inc.	7,710
226,864	Karoon Gas Australia Ltd. (AUS)*	1,097
85,200	Pioneer Natural Resources Co.	7,923
159,400	Southwestern Energy Company*	7,103
171,200	Ultra Petroleum Corp.*	8,015
460,589	Vallares plc (UK)*	7,863

		59,602

PHARMACEUTICALS—1.0%
173,900	Auxilium Pharmaceuticals Inc.*	3,259
107,700	Salix Pharmaceuticals Ltd.*	4,177

		7,436

PROFESSIONAL SERVICES—0.7%
98,300	Manpower Inc.	4,966

ROAD & RAIL—3.2%
156,700	Con-way Inc.	5,738
150,100	JB Hunt Transport Services Inc.	6,791
436,900	Localiza Rent A Car Ltd. (BR)	7,082
389,140	Swift Transportation Corporation*	4,413

		24,024

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.7%
188,900	Broadcom Corporation*	7,003
88,291	Cavium Inc.*	3,045
181,900	Cree Inc.*	5,977
127,368	Cymer Inc.*	5,608
334,400	Cypress Semiconductors Corporation*	6,882
207,000	NXP Semiconductor NV (NET)*	4,094
429,900	Skyworks Solutions Inc.*	10,881

		43,490

SOFTWARE—6.8%
171,567	Ariba Inc.*	5,674
156,300	BroadSoft Inc.*	4,565
1,145,500	Cadence Design Systems Inc.*	11,833
96,600	Citrix Systems Inc.*	6,959
162,500	Concur Technologies Inc.*	7,384
16,100	MicroStrategy Inc.*	2,566
133,200	QLIK Technologies Inc.*	4,037
349,500	TIBCO Software Inc.*	9,101

		52,119

SPECIALTY RETAIL—4.4%
108,600	Abercrombie & Fitch Co.	7,941
409,420	Express Inc.	9,188
98,100	Ross Stores Inc.	7,433
148,140	Ulta Salon, Cosmetics & Fragrance Inc.*	9,337

		33,899

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—3.3%
127,600	Coach Inc.	$8,238
100,900	Columbia Sportswear Company	5,791
366,500	Hanesbrands Inc.*	11,182

		25,211

TRADING COMPANIES & DISTRIBUTORS—1.0%
334,990	United Rentals Inc.*	7,708

WIRELESS TELECOMMUNICATION SERVICES—0.7%
348,100	MetroPCS Communications Inc.*	5,667

TOTAL COMMON STOCKS (Cost $632,949)		734,502

SHORT-TERM INVESTMENTS—5.1%
(Cost $39,246)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$39,246	Repurchase Agreement with Bank of America dated July 31, 2011 due August 1, 2011 at 0.110% collateralized by U.S. Treasury Notes (market value $40,073)	$39,246

TOTAL INVESTMENTS—101.3% (Cost $672,195)		773,748

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.3)%		(10,297)

TOTAL NET ASSETS—100.0%		$763,451

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $39,246, holdings in the Metals & Mining category valued at $4,580, and holdings in the Health Care Equipment & Supplies category valued at $1,322 are classified as Level 2. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

BR	Brazil.

CAN	Canada.

CHN	China.

DEN	Denmark.

HK	Hong Kong.

NET	Netherlands.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.8%)

COMMON STOCKS—96.2%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.5%
523,210	Hexcel Corporation*	$12,526
211,410	Triumph Group Inc.	11,382

		23,908

AUTO COMPONENTS—4.9%
546,718	Cooper Tire & Rubber Co.	9,218
411,451	Tenneco Inc.*	16,433

		25,651

AUTOMOBILES—0.8%
142,180	Tesla Motors Inc.*	4,005

COMMON STOCKS—Continued

Shares		Value (000s)

BIOTECHNOLOGY—4.6%
543,615	Amylin Pharmaceuticals Inc.*	$6,475
343,230	Idenix Pharmaceuticals Inc.*	2,293
772,190	Metabolix Inc.*	5,274
178,150	United Therapeutics Corporation*	10,222

		24,264

CAPITAL MARKETS—1.0%
303,970	FXCM Inc.	3,070
158,260	Noah Holdings Ltd. ADR (CHN)*[1]	2,092

		5,162

CHEMICALS—4.7%
351,577	Kraton Performance Polymers Inc.*	12,692
552,190	Solutia Inc.*	11,839

		24,531

COMMERCIAL BANKS—2.5%
327,640	East West Bancorp Inc.	6,081
601,870	Umpqua Holdings Corporation	6,837

		12,918

COMMERCIAL SERVICES & SUPPLIES—3.7%
548,204	Higher One Holdings Inc.*	10,882
399,990	The GEO Group Inc.*	8,320

		19,202

COMMUNICATIONS EQUIPMENT—2.6%
210,750	ADTRAN Inc.	6,974
1,260,070	Broadcade Communications Systems Inc.*	6,905

		13,879

CONSUMER FINANCE—1.3%
316,089	Dollar Financial Corp.*	6,831

DIVERSIFIED CONSUMER SERVICES—2.9%
1,568,313	Stewart Enterprises Inc.	10,900
509,610	Xueda Education Group ADR (CHN)*[1]	4,525

		15,425

ENERGY EQUIPMENT & SERVICES—7.9%
456,240	Exterran Holdings Inc.*	8,431
91,510	Oil States International Inc.*	7,385
267,300	Rowan Companies Inc.*	10,470
373,310	Superior Energy Services Inc.*	15,489

		41,775

HEALTH CARE EQUIPMENT & SUPPLIES—8.6%
382,465	Arthrocare Corporation*	12,641
309,337	Immucor Inc.*	8,197
370,640	Masimo Corporation	10,296
229,967	Orthofix International NV (NET)*	9,712
309,140	Quidel Corporation*	4,625

		45,471

HEALTH CARE PROVIDERS & SERVICES—4.1%
184,360	Mednax Inc.*	12,566
400,804	Team Health Holdings Inc.*	8,822

		21,388

HOTELS, RESTAURANTS & LEISURE—0.9%
169,273	Cheesecake Factory Inc.*	4,880

INTERNET SOFTWARE & SERVICES—1.3%
275,875	Digital River Inc.*	7,035

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—1.2%
463,040	Acxiom Corporation*	$6,362

LIFE SCIENCES TOOLS & SERVICES—2.3%
541,690	ICON plc ADR (IE)*[1]	12,096

MACHINERY—8.8%
189,825	CLARCOR Inc.	8,364
425,639	Colfax Corporation*	11,522
100,977	Gardner Denver Inc.	8,612
371,535	Titan International Inc.	9,389
132,315	WABCO Holdings Inc.*	8,342

		46,229

OIL, GAS & CONSUMABLE FUELS—2.8%
149,482	Alpha Natural Resources Inc.*	6,384
111,695	HollyFrontier Corp.	8,421

		14,805

PAPER & FOREST PRODUCTS—1.1%
383,210	KapStone Paper and Packaging Corporation*	5,974

PHARMACEUTICALS—0.1%
166,620	Santarus Inc.*	543

PROFESSIONAL SERVICES—2.9%
149,492	Corporate Executive Board Co.	6,077
291,030	Huron Consulting Group Inc.*	9,420

		15,497

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
202,285	LaSalle Hotel Properties	5,059

ROAD & RAIL—3.8%
868,580	Avis Budget Group Inc.*	13,124
460,085	Heartland Express Inc.	7,049

		20,173

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
416,919	ATMI Inc.*	7,775
225,895	Cavium Inc.*	7,791
622,850	TriQuint Semiconductor Inc.*	4,684

		20,250

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—8.9%
834,556	Cadence Design Systems Inc.*	$8,621
481,520	Fortinet Inc.*	9,784
454,885	Net 1 UEPS Technologies Inc. (S. AFR)*	3,589
239,810	QLIK Technologies Inc.*	7,269
351,867	SolarWinds Inc.*	7,569
304,706	Taleo Corporation*	10,086

		46,918

SPECIALTY RETAIL—2.0%
458,310	Express Inc.	10,284

TRADING COMPANIES & DISTRIBUTORS—1.1%
99,645	Watsco Inc.	5,897

TOTAL COMMON STOCKS (Cost $434,388)		506,412

SHORT-TERM INVESTMENTS—3.7%
(Cost $19,405)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$19,405	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $19,795)	19,405

TOTAL INVESTMENTS—99.9% (Cost $453,793)		525,817

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		302

TOTAL NET ASSETS—100.0%		$526,119

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $19,405 are classified as Level 2. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CHN	China.

IE	Ireland.

NET	Netherlands.

S. AFR	South Africa.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.7%)

COMMON STOCKS—95.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.4%
45,900	General Dynamics Corporation	$3,128
19,300	L-3 Communications Holdings Inc.	1,527
39,300	Lockheed Martin Corporation	2,976

		7,631

AIR FREIGHT & LOGISTICS—1.1%
48,300	United Parcel Service Inc.	3,343

AUTO COMPONENTS—1.0%
82,900	Johnson Controls Inc.	3,063

BEVERAGES—0.5%
22,900	PepsiCo Inc.	1,466

BIOTECHNOLOGY—0.5%
30,900	Amgen Inc.*	1,690

CAPITAL MARKETS—3.8%
128,600	Bank of New York Mellon Corporation	3,229
36,700	Franklin Resources Inc.	4,660
31,000	Goldman Sachs Group Inc.	4,184

		12,073

CHEMICALS—2.0%
87,600	Dow Chemical Co.	3,055
10,669	Syngenta AG (SWS)*	3,429

		6,484

COMMERCIAL BANKS—4.1%
96,200	Comerica Inc.	3,081
19,300	Toronto - Dominion Bank Group Inc. (CAN)	1,542
199,000	U.S. Bancorp.	5,186
120,000	Wells Fargo & Company	3,353

		13,162

COMMERCIAL SERVICES & SUPPLIES—0.4%
43,300	Waste Management Inc.	1,364

COMMUNICATIONS EQUIPMENT—1.7%
99,600	Qualcomm Inc.	5,456

CONSUMER FINANCE—1.4%
91,900	American Express Co.	4,599

DIVERSIFIED FINANCIAL SERVICES—5.0%
306,400	Bank of America Corporation	2,975
80,900	Citigroup Inc.	3,102
245,800	JP Morgan Chase & Co.	9,942

		16,019

DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
207,500	AT&T Inc.	6,071

ELECTRIC UTILITIES—1.5%
84,200	NextEra Energy Inc.	4,652

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
270,500	Corning Inc.	4,304

ENERGY EQUIPMENT & SERVICES—1.5%
53,600	Halliburton Co.	2,933
18,500	Schlumberger Ltd.	1,672

		4,605

FOOD & STAPLES RETAILING—3.3%
43,500	Costco Wholesale Corporation	3,404
170,600	CVS/Caremark Corporation	6,201
17,600	Wal-Mart Stores Inc.	928

		10,533

9

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—1.0%
100,100	Archer Daniels Midland Company	$3,041

HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
95,400	Covidien plc	4,845

HEALTH CARE PROVIDERS & SERVICES—3.2%
87,500	Patterson Companies Inc.	2,698
149,900	UnitedHealth Group Inc.	7,440

		10,138

HOTELS, RESTAURANTS & LEISURE—2.7%
42,200	Carnival Corp.	1,405
63,900	McDonald’s Corporation	5,526
35,600	Tim Hortons Inc. (CAN)	1,709

		8,640

HOUSEHOLD PRODUCTS—2.0%
102,400	Procter & Gamble Company	6,297

INDUSTRIAL CONGLOMERATES—2.7%
474,700	General Electric Co.	8,502

INSURANCE—4.8%
63,100	Chubb Corporation	3,942
99,000	HCC Insurance Holdings Inc.	2,983
141,800	Prudential Financial Inc.	8,321

		15,246

IT SERVICES—2.2%
82,000	VISA Inc.	7,014

MACHINERY—0.5%
33,100	Eaton Corporation	1,587

MEDIA—2.5%
25,500	Time Warner Cable Inc.	1,869
157,900	Walt Disney Company	6,098

		7,967

METALS & MINING—1.0%
34,700	BHP Billiton Ltd. (AUS)	1,579
30,000	Newmont Mining Corporation	1,668

		3,247

MULTI-UTILITIES—3.7%
124,700	PG&E Corporation	5,166
20,200	Sempra Energy	1,024
176,400	Wisconsin Energy Corp.	5,407

		11,597

MULTILINE RETAIL—1.0%
62,100	Nordstrom Inc.	3,115

OIL, GAS & CONSUMABLE FUELS—11.8%
39,100	Apache Corporation	4,837
101,700	Chevron Corporation	10,579
40,300	Devon Energy Corporation	3,172
111,800	Exxon Mobil Corporation	8,921
40,350	Marathon Petroleum Corporation*	1,767
67,600	Occidental Petroleum Corporation	6,637
26,000	Peabody Energy Corp.	1,494

		37,407

PHARMACEUTICALS—8.1%
120,400	Abbott Laboratories	6,179
75,000	Johnson & Johnson	4,859
181,000	Merck & Co. Inc.	6,177
287,300	Pfizer Inc.	5,528
66,800	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	3,116

		25,859

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.3%
53,900	Equity Residential	$3,332
19,400	Simon Property Group Inc.	2,338
32,500	Ventas Inc.	1,759

		7,429

ROAD & RAIL—0.7%
29,800	Norfolk Southern Corporation	2,256

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
42,300	Avago Technologies Ltd. (SGP)	1,423

SOFTWARE—3.5%
41,400	Microsoft Corporation	1,134
198,900	Oracle Corp.	6,082
203,500	Symantec Corp.*	3,879

		11,095

SPECIALTY RETAIL—1.6%
51,100	Hennes & Mauritz AB (SW)	1,747
42,300	Ross Stores Inc.	3,205

		4,952

TEXTILES, APPAREL & LUXURY GOODS—0.5%
17,200	Nike Inc.	1,551

TOBACCO—1.3%
57,200	Philip Morris International Inc.	4,071

TRADING COMPANIES & DISTRIBUTORS—0.6%
63,345	Finning International Inc. (CAN)	1,817

WIRELESS TELECOMMUNICATION SERVICES—2.2%
58,200	China Mobile Ltd. ADR (CHN)[1]	2,900
1,488,700	Vodafone Group plc (UK)	4,203

		7,103

TOTAL COMMON STOCKS (Cost $272,302)		302,714

SHORT-TERM INVESTMENTS—2.0%
(Cost $6,432)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$6,432	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $6,561)	6,432

TOTAL INVESTMENTS—97.3% (Cost $278,734)		309,146

CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		8,715

TOTAL NET ASSETS—100.0%		$317,861

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $6,432 are classified as Level 2. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

CAN	Canada.

CHN	China.

IL	Israel.

SGP	Singapore.

SW	Sweden.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.6%)

COMMON STOCKS—98.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.7%
6,700	ITT Corporation	$358
12,700	L-3 Communications Holdings Inc.	1,005
11,700	Raytheon Co.	523

		1,886

AUTO COMPONENTS—2.4%
12,800	Autoliv Inc.	847
16,800	TRW Automotive Holdings Corporation*	848

		1,695

BIOTECHNOLOGY—0.6%
5,200	Cephalon Inc.*	416

CAPITAL MARKETS—2.2%
17,700	Ameriprise Financial Inc.	957
13,400	State Street Corporation	556

		1,513

CHEMICALS—3.6%
12,300	Arch Chemicals Inc.	579
11,100	Ashland Inc.	680
8,900	Eastman Chemical Company	860
5,300	Stepan Company	420

		2,539

COMMERCIAL BANKS—4.3%
27,100	Banco Latinoamericano de Comercio Exterior SA (PA)	479
17,900	East West Bancorp Inc.	332
18,900	F.N.B. Corporation	189
56,700	Fifth Third Bancorp.	717
99,700	KeyCorp.	802
4,800	PNC Financial Services Group Inc.	261
36,000	Regions Financial Corporation	219

		2,999

COMMERCIAL SERVICES & SUPPLIES—1.0%
36,000	R.R. Donnelley & Sons Company	677

COMMUNICATIONS EQUIPMENT—0.9%
15,500	Harris Corporation	618

COMPUTERS & PERIPHERALS—2.2%
16,100	Lexmark International Inc.*	540
39,100	Seagate Technology plc (IE)	543
12,900	Western Digital Corporation*	445

		1,528

CONSTRUCTION & ENGINEERING—1.3%
16,500	Tutor Perini Corporation	260
16,300	URS Corporation*	666

		926

CONSUMER FINANCE—0.4%
13,700	Nelnet Inc.	276

CONTAINERS & PACKAGING—1.3%
40,600	Boise Inc.	281
7,100	Owens-Illinois Inc.*	165
7,800	Rock-Tenn Company	479

		925

ELECTRIC UTILITIES—4.6%
27,700	American Electric Power Company Inc.	1,021
14,500	El Paso Electric Co.	485
11,100	Entergy Corporation	741
10,000	Pinnacle West Capital Corporation	424
22,700	Portland General Electric Company	563

		3,234

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
17,400	Benchmark Electronics Inc.*	$255
22,600	Ingram Micro Inc.*	419
23,700	TE Connectivity Ltd. (SWS)	816
23,300	Vishay Intertechnology Inc.*	321

		1,811

ENERGY EQUIPMENT & SERVICES—2.4%
14,600	Atwood Oceanics Inc.*	682
15,700	Complete Production Services Inc.*	610
10,700	Noble Corporation (SWS)*	395

		1,687

FOOD & STAPLES RETAILING—1.8%
44,800	Safeway Inc.	903
41,600	SUPERVALU Inc.	358

		1,261

FOOD PRODUCTS—3.5%
26,500	Archer Daniels Midland Company	805
4,000	Bunge Ltd. (BM)	276
20,000	Chiquita Brands International Inc.*	237
29,800	ConAgra Foods Inc.	763
14,900	Fresh Del Monte Produce Inc.	365

		2,446

GAS UTILITIES—0.6%
13,400	Atmos Energy Corporation	448

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
9,400	Kinetic Concepts Inc.*	629
11,700	Zimmer Holdings Inc.*	702

		1,331

HEALTH CARE PROVIDERS & SERVICES—4.1%
24,100	Aetna Inc.	1,000
6,900	CIGNA Corporation	344
16,000	Coventry Health Care Inc.*	512
16,300	Health Net Inc.*	458
28,200	Kindred Healthcare Inc.*	531

		2,845

HOTELS, RESTAURANTS & LEISURE—1.0%
15,300	Brinker International Inc.	367
38,700	Ruby Tuesday Inc.*	352

		719

HOUSEHOLD DURABLES—2.7%
15,500	American Greetings Corporation	344
5,775	Blyth Inc.	365
34,400	Newell Rubbermaid Inc.	534
9,100	Whirlpool Corporation	630

		1,873

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
54,999	GenOn Energy Inc.*	214

INSURANCE—11.5%
7,400	Aflac Inc.	341
4,900	Allied World Assurance Co Holdings Ltd.	267
15,300	Allstate Corporation	424
30,500	American Equity Investment Life Holding Company	362
16,600	American Financial Group Inc.	564
21,800	Aspen Insurance Holdings Ltd. (BM)	565
10,500	Chubb Corporation	656
18,700	Delphi Financial Group Inc.	503
7,500	Endurance Specialty Holdings Ltd. (BM)	305
5,700	Everest Re Group Ltd.	468

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—Continued
26,700	Hartford Financial Services Group Inc.	$625
17,300	Horace Mann Educators Corporation	252
12,400	Lincoln National Corporation	329
4,900	PartnerRE Ltd. (BM)	327
18,100	Protective Life Corporation	385
5,800	StanCorp Financial Group Inc.	193
24,000	Tower Group Inc.	549
17,100	Unum Group	417
17,400	Validus Holdings Ltd. (BM)	463

		7,995

IT SERVICES—1.6%
15,500	Computer Sciences Corporation	547
44,800	Convergys Corporation*	557

		1,104

MACHINERY—2.7%
15,100	AGCO Corp.*	716
16,500	EnPro Industries Inc.*	763
9,800	Timken Company	428

		1,907

MEDIA—1.5%
14,400	Dish Network Corporation*	427
27,800	Gannett Inc.	355
48,300	Journal Communications Inc.*	239

		1,021

METALS & MINING—0.5%
4,100	Cliffs Natural Resources Inc.	368

MULTI-UTILITIES—2.9%
45,800	CMS Energy Corporation	877
10,500	DTE Energy Co.	523
19,700	Public Service Enterprise Group Inc.	645

		2,045

MULTILINE RETAIL—2.7%
17,200	Dillard’s Inc.	968
31,400	Macy’s Inc.	906

		1,874

OFFICE ELECTRONICS—1.0%
71,500	Xerox Corporation	667

OIL, GAS & CONSUMABLE FUELS—7.8%
12,300	Hess Corp.	843
16,800	Murphy Oil Corporation	1,079
10,300	Overseas Shipholding Group Inc.	251
13,200	Southern Union Company	568
18,300	Tesoro Petroleum Corporation*	444
57,200	USEC Inc.*	195
49,200	Valero Energy plc	1,236
31,600	W&T Offshore Inc.	856

		5,472

PAPER & FOREST PRODUCTS—2.0%
6,700	Domtar Corporation	536
29,500	International Paper Co.	876

		1,412

PHARMACEUTICALS—2.8%
16,300	Endo Pharmaceuticals Holdings Inc.*	607
10,300	Forest Laboratories Inc.*	382
14,100	Medicines Company*	211
12,300	Mylan Inc.*	280
14,200	Par Pharmaceutical Companies Inc.*	460

		1,940

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE INVESTMENT TRUSTS (REITs)—6.4%
34,500	Annaly Capital Management Inc.	$579
62,000	Brandywine Realty Trust	743
49,600	CBL & Associates Properties Inc.	881
21,950	CommonWealth REIT	519
36,000	Hospitality Properties Trust	909
62,900	Lexington Realty Trust	528
38,800	MFA Financial Inc.	291

		4,450

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
45,300	Fairchild Semiconductor International Inc.*	680
8,800	KLA-Tencor Corp.	350
37,500	Marvell Technology Group Ltd.*	556
33,300	Micron Technology Inc.*	246

		1,832

SPECIALTY RETAIL—3.4%
20,700	GameStop Corp.*	488
34,800	Gap Inc.	671
20,500	Radioshack Corporation	285
27,100	Stage Stores Inc.	483
8,900	The Children’s Place Retail Stores Inc.*	430

		2,357

TEXTILES, APPAREL & LUXURY GOODS—0.2%
12,900	The Jones Group Inc.	167

COMMON STOCKS—Continued

Shares		Value (000s)

THRIFTS & MORTGAGE FINANCE—0.1%
12,100	Hudson City Bancorp Inc.	$100

TOBACCO—0.3%
5,300	Universal Corporation	195

TOTAL COMMON STOCKS (Cost $68,341)		68,773

SHORT-TERM INVESTMENTS—1.3%
(Cost $893)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$893	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $915)	893

TOTAL INVESTMENTS—99.7% (Cost $69,234)		69,666

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		178

TOTAL NET ASSETS—100.0%		$69,844

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $893 are classified as Level 2. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

14

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 7.3%)

COMMON STOCKS—92.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—6.7%
318,200	AAR Corp.	$9,336
639,700	Hexcel Corporation*	15,314
239,098	Moog Inc.*	9,791
168,900	Teledyne Technologies Inc.*	9,160

		43,601

CAPITAL MARKETS—5.0%
365,573	Eaton Vance Corporation	9,805
441,000	Jefferies Group Inc.	8,339
467,568	Raymond James Financial Inc.	14,850

		32,994

CHEMICALS—3.5%
230,600	Scotts Miracle-Gro Company	11,636
351,300	Valspar Corporation	11,547

		23,183

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—2.1%
324,409	Trustmark Corporation	$7,069
293,000	United Bankshares Inc.	6,991

		14,060

COMMUNICATIONS EQUIPMENT—1.6%
875,219	Arris Group Inc.*	10,503

CONSTRUCTION & ENGINEERING—1.5%
240,600	URS Corporation*	9,824

CONSUMER FINANCE—2.6%
304,369	Cash America International Inc.	17,032

ELECTRICAL EQUIPMENT—1.1%
102,700	EnerSys*	3,284
86,400	Franklin Electric Co. Inc.	3,772

		7,056

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.6%
433,002	Checkpoint Systems Inc.*	6,798
588,136	FLIR Systems Inc.	16,150
165,167	Itron Inc.*	7,109

		30,057

ENERGY EQUIPMENT & SERVICES—7.6%
202,449	Bristow Group Inc.	9,815
188,600	Core Laboratories NV	20,497
240,624	Lufkin Industries Inc.	19,606

		49,918

GAS UTILITIES—6.1%
212,500	Oneok Inc.	15,468
244,369	South Jersey Industries Inc.	12,341
308,537	WGL Holdings Inc.	11,974

		39,783

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
197,400	Cantel Medical Corp.	4,921

HEALTH CARE PROVIDERS & SERVICES—6.4%
237,303	Amedisys Inc.*	6,137
308,500	Amerigroup Corporation*	16,967
362,162	Healthways Inc.*	5,407
198,692	Mednax Inc.*	13,543

		42,054

HOTELS, RESTAURANTS & LEISURE—2.0%
310,200	Life Time Fitness Inc.*	12,954

HOUSEHOLD DURABLES—2.6%
331,700	Helen of Troy Ltd.*	10,698
285,000	Meritage Homes Corporation*	6,227

		16,925

INSURANCE—6.3%
315,547	Delphi Financial Group Inc.	8,495
462,800	Protective Life Corporation	9,839
252,800	Reinsurance Group of America Inc.	14,715
253,600	State Auto Financial Corporation	4,205
236,033	United Fire & Casualty Company	4,048

		41,302

INTERNET SOFTWARE & SERVICES—1.2%
305,589	Digital River Inc.*	7,793

IT SERVICES—2.2%
305,300	Global Payments Inc.	14,474

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—3.5%
179,400	Covance Inc.*	$10,271
439,286	Pharmaceutical Product Development Inc.	12,664

		22,935

MACHINERY—5.2%
267,900	Harsco Corporation	7,343
192,200	Snap-on Inc.	10,929
355,100	Timken Company	15,507

		33,779

METALS & MINING—0.9%
192,306	AMCOL International Corporation	5,896

OIL, GAS & CONSUMABLE FUELS—6.6%
421,300	Cabot Oil & Gas Corporation	31,210
313,594	Swift Energy Company*	11,948

		43,158

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.0%
533,586	First Potomac Realty Trust	8,334
986,380	Medical Properties Trust Inc.	11,600

		19,934

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
203,766	Cabot Microelectronics Corporation*	7,884

SOFTWARE—1.2%
184,900	Blackboard Inc.*	8,054

SPECIALTY RETAIL—1.8%
461,500	Aaron’s Inc.	11,634

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—2.8%
259,500	PVH Corp.	$18,567

THRIFTS & MORTGAGE FINANCE—1.2%
660,200	Astoria Financial Corporation	7,691

WIRELESS TELECOMMUNICATION SERVICES—1.4%
237,300	SBA Communications Corporation*	9,058

TOTAL COMMON STOCKS (Cost $411,348)		607,024

SHORT-TERM INVESTMENTS—7.8%
(Cost $51,099)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$51,099	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $52,122)	51,099

TOTAL INVESTMENTS—100.5% (Cost $462,447)		658,123

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(3,472)

TOTAL NET ASSETS—100.0%		$654,651

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $51,099 are classified as Level 2. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

16

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 7.8%)

COMMON STOCKS—92.2%

Shares			Value (000s)

AUTO COMPONENTS—6.8%
34,625		American Axle & Manufacturing Holdings Inc.*	$397
8,600		Lear Corporation	421

			818

BIOTECHNOLOGY—1.0%
61,600		Nabi Biopharmaceuticals—on loan*	121

BUILDING PRODUCTS—2.9%
21,275		American Woodmark Corporation	354

COMMERCIAL BANKS—16.9%
23,740		Associated Banc-Corp.	324
—	[a]	Bank of Montreal (CAN)	—
5,605		City National Corporation	301
7,973		Comerica Inc.	255
23,050		Fulton Financial Corporation	234
31,064		KeyCorp.	250
398		PNC Financial Services Group Inc.	22
51,350		Popular Inc.*	123
39,570		Regions Financial Corporation	241
2,060		Suntrust Bank Inc.	50
31,318		Susquehanna Bancshares Inc.	236

			2,036

COMMERCIAL SERVICES & SUPPLIES—1.6%
8,992		Viad Corp.	186

COMMON STOCKS—Continued

Shares		Value (000s)

COMPUTERS & PERIPHERALS—2.6%
105,079	ADPT Corporation*	$312

CONSUMER FINANCE—3.3%
15,413	Discover Financial Services	395

ELECTRIC UTILITIES—2.7%
13,300	Portland General Electric Company	330

ENERGY EQUIPMENT & SERVICES—6.4%
8,300	Bristow Group Inc.	402
10,690	Gulf Island Fabrication Inc.	370

		772

FOOD PRODUCTS—7.0%
24,500	Dean Foods Company*	270
25,963	Smithfield Foods Inc.*	572

		842

HOUSEHOLD DURABLES—10.5%
16,644	CSS Industries Inc.	330
12,261	Jarden Corporation	380
30,470	M/I Homes Inc.*	345
73,124	Standard Pacific Corporation*	209

		1,264

INSURANCE—12.8%
31,415	Assured Guaranty Ltd. (BM)	444
28,029	MBIA Inc.*	258
27,080	Old Republic International Corporation	283
25,915	Stewart Information Services Corporation	275
14,025	XL Group plc	288

		1,548

LEISURE EQUIPMENT & PRODUCTS—3.8%
25,947	Jakks Pacific Inc.*	453

MACHINERY—2.7%
19,417	Blount International Inc.*	323

MARINE—2.2%
5,614	Alexander & Baldwin Inc.	271

MEDIA—1.4%
21,300	Harte Hanks Inc.	174

PROFESSIONAL SERVICES—0.0%
287	Navigant Consulting Inc.*	3

ROAD & RAIL—3.1%
15,584	Arkansas Best Corporation	375

SPECIALTY RETAIL—0.9%
11,995	MarineMax Inc.*	110

TEXTILES, APPAREL & LUXURY GOODS—1.1%
12,049	K-Swiss Inc.*	128

THRIFTS & MORTGAGE FINANCE—2.5%
17,740	Washington Federal Inc.	300

TOTAL COMMON STOCKS (Cost $11,207)		11,115

17

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—8.3%
(Cost $999)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$999	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $1,021)	$999

TOTAL INVESTMENTS—100.5% (Cost $12,206)		12,114

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(61)

TOTAL NET ASSETS—100.0%		$12,053

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $999 are classified as Level 2. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

a	Amount held is less than one share.

BM	Bermuda.

CAN	Canada.

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2011

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 30 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Company Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund (except Harbor Small Cap Value Fund and Harbor Small Company Value Fund) used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”) with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

21

Harbor Domestic Equity Funds

NOTES TO FINANCIAL STATEMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2011 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund*	$8,819,734	$3,214,596	$(67,157)	$3,147,439
Harbor Mid Cap Growth Fund*	672,195	136,291	(34,738)	101,553
Harbor Small Cap Growth Fund	453,793	100,948	(28,924)	72,024
VALUE FUNDS
Harbor Large Cap Value Fund*	$278,734	$36,081	$(5,669)	$30,412
Harbor Mid Cap Value Fund*	69,234	9,445	(9,013)	432
Harbor Small Cap Value Fund*	462,447	220,835	(25,159)	195,676
Harbor Small Company Value Fund	12,206	1,161	(1,253)	(92)

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

22

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.DE.0711

Quarterly Schedule of Portfolio Holdings

July 31, 2011

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.5%)

COMMON STOCKS—91.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—0.1%
2,064,685	Rolls-Royce Holdings plc (UK)	$22,043

AUTOMOBILES—1.9%
9,157,125	Daimler AG (GER)	663,851

BEVERAGES—5.2%
10,583,013	Anheuser-Busch InBev NV (BEL)	609,100
30,593,314	Diageo plc (UK)	622,295
5,989,155	Pernod-Ricard SA (FR)	593,326

		1,824,721

BUILDING PRODUCTS—1.1%
6,735,420	Compagnie de Saint-Gobain (FR)	389,217

CAPITAL MARKETS—1.6%
34,732,507	UBS AG (SWS)*	573,383

CHEMICALS—4.0%
4,887,414	Linde AG (GER)	875,866
1,694,244	Syngenta AG (SWS)*	539,336

		1,415,202

COMMERCIAL BANKS—10.5%
29,086,278	Banco Santander SA (SP)	306,141
8,899,984	BNP Paribas (FR)	577,198
49,231,160	DBS Group Holdings Ltd. (SGP)	634,432
11,291,158	Erste Group Bank AG (AUT)	539,834
24,551,001	Itau Unibanco Holding SA ADR (BR)[1]	500,104
3,743,065	Societe Generale (FR)	185,280

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—Continued
20,541,556	Standard Chartered plc (UK)	$523,275
26,636,891	United Overseas Bank Ltd. (SGP)	451,773

		3,718,037

CONSTRUCTION MATERIALS—2.4%
17,572,554	CRH plc (IE)	343,489
7,395,720	Holcim Ltd. (SWS)	507,090

		850,579

DIVERSIFIED FINANCIAL SERVICES—1.3%
20,970,545	Investor AB (SW)	455,444

DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
18,319,628	Telefonica SA (SP)	408,336

ELECTRICAL EQUIPMENT—3.3%
23,541,293	ABB Ltd. (SWS)*	563,854
4,111,329	Schneider Electric SA (FR)	594,147

		1,158,001

FOOD PRODUCTS—4.0%
9,040,622	Danone (FR)	644,548
12,001,091	Nestle SA (SWS)	764,488

		1,409,036

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
4,201,430	Cie Generale d’Optique Essilor International SA (FR)	336,697

HOTELS, RESTAURANTS & LEISURE—2.0%
5,141,498	Accor SA (FR)	226,282
132,000,000	Genting Bhd (MAL)	480,542

		706,824

INDUSTRIAL CONGLOMERATES—1.1%
127,539,047	Sime Darby Berhad (MAL)	392,996

INSURANCE—4.7%
4,860,529	Allianz SE (GER)	633,399
30,318,220	AXA SA (FR)	567,223
95,782,000	China Life Insurance Co. Ltd. (CHN)	319,437
40,007,800	China Pacific Insurance Group Co. Ltd. (CHN)	151,582

		1,671,641

MACHINERY—8.4%
38,918,195	Atlas Copco AB (SW)	918,448
4,629,700	Fanuc Corporation (JP)	875,810
10,460,300	Komatsu Ltd. (JP)	326,554
29,500,014	Sandvik AB (SW)	470,344
23,633,106	Volvo AB (SW)	381,050

		2,972,206

MARINE—0.8%
35,270	A.P. Moller - Maersk AS (DEN)	270,239

MEDIA—0.7%
8,551,167	JC Decaux SA (FR)*	235,898

METALS & MINING—5.9%
8,708,545	Anglo American plc (UK)	412,199
8,853,908	Anglo American plc ADR (UK)[1]	209,306
4,375,809	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	183,522
16,935,480	BHP Billiton plc (UK)	632,625
31,656,927	Xstrata plc (UK)	667,910

		2,105,562

OFFICE ELECTRONICS—1.9%
14,286,200	Canon Inc. (JP)	688,758

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—6.7%
26,590,015	BG Group plc (UK)	$626,901
11,669,597	ENI SpA (IT)	253,592
356,682,000	PetroChina Company Ltd. (CHN)	508,942
10,938,222	Royal Dutch Shell plc (NET)	401,482
2,472,738	Royal Dutch Shell plc ADR (NET)[1]	181,895
15,936,694	Statoil ASA (NOR)	392,786

		2,365,598

PAPER & FOREST PRODUCTS—0.2%
7,284,666	Fibria Celulose SA ADR (BR)[1]	87,125

PERSONAL PRODUCTS—0.9%
2,614,364	L’Oreal SA (FR)	314,548

PHARMACEUTICALS—6.8%
10,371,016	Novartis AG (SWS)	635,765
8,220,895	Novo Nordisk AS (DEN)	1,005,587
4,336,877	Roche Holding AG (SWS)	778,234

		2,419,586

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
2,948,790	Unibail-Rodamco SE (FR)	656,475

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
33,881,000	Cheung Kong Holdings Ltd. (HK)	516,144

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
25,447,387	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	314,530

TEXTILES, APPAREL & LUXURY GOODS—2.3%
12,880,708	Compagnie Financiere Richemont SA (SWS)	831,892
10,835,055	Nova America SA (BR)*	—	[z]

		831,892

TOBACCO—5.8%
19,653,246	British American Tobacco plc (UK)	907,219
17,029,912	Imperial Tobacco Group plc (UK)	589,516
126,863	Japan Tobacco Inc. (JP)	574,925

		2,071,660

WIRELESS TELECOMMUNICATION SERVICES—1.5%
54,680,000	China Mobile Ltd. (CHN)	543,302

TOTAL COMMON STOCKS (Cost $22,676,956)		32,389,531

PREFERRED STOCKS—5.0%
COMMERCIAL BANKS—1.8%
34,676,361	Banco Bradesco SA (BR)	659,608

METALS & MINING—1.2%
14,178,000	Vale SA (BR)	416,970

OIL, GAS & CONSUMABLE FUELS—1.8%
42,345,000	Petroleo Brasileiro SA (BR)	641,653

PAPER & FOREST PRODUCTS—0.2%
9,545,875	Suzano Papel e Celulose SA (BR)	63,399

PREFERRED STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	$—	[z]

TOTAL PREFERRED STOCKS (Cost $324,912)		1,781,630

SHORT-TERM INVESTMENTS—3.5%
Principal Amount (000s)
COMMERCIAL PAPER
	American Express Credit Corporation
$42,831	0.070%–08/16/2011	42,831
133,630	0.090%–08/01/2011-08/10/2011	133,630

		176,461

	Chevron Corporation
103,425	0.030%–08/11/2011-08/18/2011	103,425
70,418	0.040%–08/16/2011-08/17/2011	70,418
18,607	0.050%–08/15/2011	18,607

		192,450

	Exxon Mobil Corporation
84,007	0.030%–08/09/2011-08/10/2011	84,007
42,831	0.040%–08/17/2011	42,831
99,272	0.050%–08/05/2011-08/08/2011	99,272
45,461	0.080%–08/18/2011	45,461

		271,571

	General Electric Company
19,061	0.060%–08/15/2011	19,061
111,341	0.070%–08/01/2011-08/03/2011	111,341
109,868	0.080%–08/04/2011-08/08/2011	109,868
32,105	0.090%–08/01/2011	32,105

		272,375

	HSBC Finance Corporation
31,539	0.060%–08/15/2011	31,539
85,839	0.070%–08/11/2011-08/18/2011	85,839
66,781	0.080%–08/02/2011-08/04/2011	66,781

		184,159

	Toyota Motor Credit Corporation
87,913	0.100%–08/03/2011	87,913
34,843	0.120%–08/12/2011	34,843

		122,756

TOTAL SHORT-TERM INVESTMENTS (Cost $1,219,772)		1,219,772

TOTAL INVESTMENTS—100.0% (Cost $24,221,640)		35,390,933

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		17,354

TOTAL NET ASSETS—100.0%		$35,408,287

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$183,522	$—	$—	$183,522
Europe	391,201	24,447,852	—	24,839,053
Latin America	587,229	—	—	587,229
Pacific Basin	314,530	6,465,197	—	6,779,727
Preferred Stocks
Latin America	1,781,630	—	—	1,781,630
Short-Term Investments
Commercial Paper	—	1,219,772	—	1,219,772

Total	$3,258,112	$32,132,821	$—	$35,390,933

There were no material Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

z	Fair valued in accordance with Harbor Funds Valuation Procedures.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 2.5%)

COMMON STOCKS—97.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.4%
2,611,141	Rolls-Royce Holdings plc (UK)*	$27,877

AUTOMOBILES—3.0%
1,438,400	Honda Motor Co. Ltd. (JP)	57,070

BEVERAGES—2.8%
552,256	Anheuser-Busch InBev NV (BEL)	31,785
224,793	Pernod-Ricard SA (FR)	22,269

		54,054

CAPITAL MARKETS—2.2%
1,014,657	Julius Baer Group Ltd. (SWS)*	43,112

CHEMICALS—3.6%
334,484	BASF SE (GER)	30,208
513,779	LyondellBasell Industries NV (US)	20,274
112,824	Novozymes AS (DEN)	18,399

		68,881

COMMERCIAL BANKS—6.0%
6,004,683	Barclays plc (UK)	21,788
5,956,784	Commerzbank AG (GER)	22,643
2,081,284	CaixaBank (SP)	12,021
468,647	ICICI Bank Ltd. ADR (IND)[1]	21,825
1,497,682	Standard Chartered plc (UK)	38,152

		116,429

COMPUTERS & PERIPHERALS—1.0%
3,827,000	Toshiba Corporation (JP)	19,854

COMMON STOCKS—Continued

Shares		Value (000s)

DISTRIBUTORS—1.9%
22,557,000	Li & Fung Ltd. (HK)	$37,508

DIVERSIFIED CONSUMER SERVICES—0.7%
728,800	Anhanguera Educacional Participacoes SA (BR)	14,140

DIVERSIFIED FINANCIAL SERVICES—2.9%
719,808	Citigroup Inc. (US)	27,597
1,394,841	Hong Kong Exchanges and Clearing Ltd. (HK)	28,775

		56,372

DIVERSIFIED TELECOMMUNICATION SERVICES—2.1%
20,098,000	China Unicom Hong Kong Ltd. (HK)	40,144

ELECTRICAL EQUIPMENT—4.4%
324,847	Schneider Electric SA (FR)	46,945
1,053,724	Sensata Technologies Holding NV (US)*	37,386

		84,331

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
784,600	Hoya Corp. (JP)	19,041

FOOD & STAPLES RETAILING—0.5%
3,545,400	Wal-Mart de Mexico SAB de CV (MEX)	9,790

FOOD PRODUCTS—2.3%
700,653	Nestle SA (SWS)	44,633

HOTELS, RESTAURANTS & LEISURE—3.1%
711,306	Arcos Dorados Holdings Inc. (US)*	16,687
27,947,000	Genting Singapore plc (SGP)*	44,025

		60,712

INDUSTRIAL CONGLOMERATES—1.5%
224,000	Siemens AG (GER)	28,629

INTERNET SOFTWARE & SERVICES—6.1%
217,004	Baidu Inc. ADR (CHN)*[1]	34,085
393,400	Dena Co. Ltd. (JP)	19,588
284,380	MercadoLibre Inc. (AR)	22,585
205,457	Sina Corporation (CHN)*	22,208
552,717	Youku.com Inc. ADR (CHN)*[1]	20,401

		118,867

IT SERVICES—0.8%
244,041	Accenture plc (IE)	14,433

MACHINERY—3.1%
159,600	Fanuc Corporation (JP)	30,192
961,700	Komatsu Ltd. (JP)	30,022

		60,214

MEDIA—4.1%
2,511,079	British Sky Broadcasting Group plc (UK)	29,345
487,820	Imax Corp. (US)*	9,249
386,078	Publicis Groupe SA (FR)	19,634
2,423,833	Reed Elsevier plc (UK)	21,978

		80,206

METALS & MINING—1.6%
1,434,569	Xstrata plc (UK)	30,267

OFFICE ELECTRONICS—1.7%
696,600	Canon Inc. (JP)	33,584

OIL, GAS & CONSUMABLE FUELS—8.3%
9,552,300	CNOOC Ltd. (HK)	21,215
8,443,400	OGX Petroleo e Gas Participacoes SA (BR)*	70,341
1,550,700	Pacific Rubiales Energy Corp. (CAN)	44,600
1,256,144	Tullow Oil plc (UK)	25,236

		161,392

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—5.4%
300,901	Novo Nordisk AS (DEN)	$36,807
259,216	Roche Holding AG (SWS)*	46,515
614,551	Shire plc (UK)	21,330

		104,652

PROFESSIONAL SERVICES—1.0%
1,473,975	Experian plc (UK)	19,376

REAL ESTATE MANAGEMENT & DEVELOPMENT—4.9%
2,404,900	BR Malls Participacoes SA (BR)	28,006
7,520,000	Hang Lung Properties Ltd. (HK)	27,737
1,616,000	Sumitomo Realty & Development Co. Ltd. (JP)	39,895

		95,638

ROAD & RAIL—2.4%
612,642	Canadian National Railway Co. (CAN)	45,862

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.3%
3,014,865	ARM Holdings plc (UK)	28,747
1,403,520	ASML Holding NV (NET)	49,999
3,475,410	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	42,956

		121,702

SPECIALTY RETAIL—3.4%
443,864	Industria de Diseno Textil SA (SP)	40,135
324,390	Yamada Denki Co. Ltd. (JP)	25,972

		66,107

TEXTILES, APPAREL & LUXURY GOODS—3.7%
260,079	Adidas AG (GER)	19,306
95,270	Swatch Group AG (SWS)	51,667

		70,973

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—2.1%
5,335,000	Marubeni Corporation (JP)	$40,031

WIRELESS TELECOMMUNICATION SERVICES—2.2%
354,720	Millicom International Cellular SA (LUX)	42,389

TOTAL COMMON STOCKS (Cost $1,724,629)		1,888,270

SHORT-TERM INVESTMENTS—3.8%
(Cost $72,505)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$72,505	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $73,959)	72,505

TOTAL INVESTMENTS—101.3% (Cost $1,797,134)		1,960,775

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.3)%		(24,961)

TOTAL NET ASSETS—100.0%		$1,935,814

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Japanese Yen (Sell)	State Street Bank and Trust Company	$165,703	$157,778	10/11/2011	$(7,925)

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$56,822	$828,803	$—	$885,625
Latin America	135,072	9,790	—	144,862
Middle East/Central Asia	21,825	—	—	21,825
North America	201,655	—	—	201,655
Pacific Basin	119,650	514,653	—	634,303
Short-Term Investments
Repurchase Agreements	—	72,505	—	72,505

	$535,024	$1,425,751	$—	$1,960,775

Investments in Other Financial Instruments
Forward Currency Contracts	$—	$(7,925)	$—	$(7,925)

Total	$535,024	$1,417,826	$—	$1,952,850

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Ending Balance as of 07/31/2011 (000s)
Preferred Stocks	$198	$—	$(193)	$—	$(2)	$(3)	$—	$—

There were no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$—	$(7,925)

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 0.6%)

COMMON STOCKS—97.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—9.0%
343,800	BAE Systems plc (UK)	$1,711
33,400	European Aeronautic Defense and Space Co. NV (FR)	1,158
82,734	Finmeccanica SpA (IT)	635
20,575	Northrop Grumman Corporation (US)	1,245

		4,749

AUTOMOBILES—1.1%
3,249	Volkswagen AG (GER)	594

CAPITAL MARKETS—5.4%
22,000	Credit Suisse Group AG (SWS)*	791
18,300	State Street Corporation (US)	759
78,165	UBS AG (SWS)*	1,290

		2,840

CHEMICALS—5.4%
19,000	Akzo Nobel NV (NET)	1,160
31,400	Shin-Etsu Chemical Co. Ltd. (JP)	1,694

		2,854

COMMERCIAL BANKS—5.9%
207,425	Barclays plc (UK)	753
55,993	Credit Agricole SA (FR)	687
1,410,627	Royal Bank of Scotland Group plc (UK)*	819
27,500	Sumitomo Mitsui Financial Group Inc. (JP)	865

		3,124

COMPUTERS & PERIPHERALS—4.2%
63,300	Hewlett-Packard Co. (US)	2,226

DIVERSIFIED FINANCIAL SERVICES—7.0%
89,050	Bank of America Corporation (US)	865
26,562	Citigroup Inc. (US)	1,018
14,615	Deutsche Boerse AG (GER)*	1,085
67,239	ING Groep NV (NET)*	721

		3,689

ELECTRIC UTILITIES—2.4%
225,395	Enel SpA (IT)	1,298

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.9%
168,300	Hon Hai Precision Industry Co. Ltd. (TW)	480
99,326	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	561

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
29,175	TE Connectivity Ltd. (SWS)	$1,004

		2,045

HEALTH CARE PROVIDERS & SERVICES—1.3%
17,150	Aetna Inc. (US)	712

HOUSEHOLD DURABLES—0.9%
8,350	Fortune Brands Inc. (US)	503

INDUSTRIAL CONGLOMERATES—2.6%
55,432	Koninklijke Philips Electronics NV (NET)	1,377

INSURANCE—10.0%
125,224	Aegon NV (NET)*	717
37,300	Allstate Corporation (US)	1,034
29,125	American International Group Inc. (US)*	836
112,900	Aviva plc (UK)	735
34,900	MS&AD Insurance Group Holdings Inc. (JP)	872
16,325	Renaissance Holdings Ltd. (BM)	1,136

		5,330

IT SERVICES—0.7%
7,525	Cap Gemini SA (FR)	370

MEDIA—4.4%
462,225	Aegis Group plc (UK)	1,173
24,750	Omnicom Group Inc. (US)	1,161

		2,334

MULTILINE RETAIL—1.7%
29,650	J.C. Penney Company Inc. (US)	912

OFFICE ELECTRONICS—2.0%
22,200	Canon Inc. (JP)	1,070

OIL, GAS & CONSUMABLE FUELS—13.2%
193,287	BP plc (UK)	1,457
48,150	ENI SpA (IT)	1,046
12,925	Exxon Mobil Corporation (US)	1,031
97,600	Gazprom OAO ADR (RUS)[2]	1,397
56,130	Royal Dutch Shell plc (NET)	2,060

		6,991

PERSONAL PRODUCTS—1.8%
36,488	Avon Products Inc. (US)	957

PHARMACEUTICALS—4.6%
32,450	Abbott Laboratories (US)	1,665
11,850	Johnson & Johnson (US)	768

		2,433

SOFTWARE—4.1%
47,250	CA Inc. (US)	1,054
41,625	Microsoft Corporation (US)	1,140

		2,194

SPECIALTY RETAIL—0.9%
28,700	Staples Inc. (US)	461

TRADING COMPANIES & DISTRIBUTORS—2.9%
107,500	Travis Perkins plc (UK)	1,553

WIRELESS TELECOMMUNICATION SERVICES—2.0%
382,825	Vodafone Group plc (UK)	1,074

TOTAL COMMON STOCKS (Cost $49,764)		51,690

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

PREFERRED STOCKS—2.0%
(Cost $1,309)
Shares		Value (000s)

METALS & MINING—2.0%
146,575	Usinas Siderurgicas de Minas Gerais SA (BR)*	$1,054

SHORT-TERM INVESTMENTS—0.6%
(Cost $300)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$300	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $311)	300

TOTAL INVESTMENTS—100.0% (Cost $51,373)		53,044

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		3

TOTAL NET ASSETS—100.0%		$53,047

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$14,670	$13,131	$—	$27,801
North America	5,719	12,628	—	18,347
Pacific Basin	1,345	4,197	—	5,542
Preferred Stocks
Latin America	1,054	—	—	1,054
Short-Term Investments
Repurchase Agreements	—	300	—	300

Total	$22,788	$30,256	$—	$53,044

There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.9%)

COMMON STOCKS—95.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.9%
3,121	Precision Castparts Corp. (US)	$504

AIR FREIGHT & LOGISTICS—1.5%
5,362	Expeditors International of Washington Inc. (US)	256

AUTOMOBILES—6.2%
6,534	Bayerische Motoren Werke AG (GER)	653
12,899	General Motors Co. (US)*	357
3,064	Tesla Motors Inc. (US)*	87

		1,097

CAPITAL MARKETS—5.8%
13,103	Julius Baer Group Ltd. (SWS)*	556
10,043	Jefferies Group Inc. (US)	190
6,529	State Street Corporation (US)	271

		1,017

CHEMICALS—2.3%
2,493	Novozymes AS (DEN)	407

COMMERCIAL BANKS—9.0%
30,004	BB&T Corporation (US)	771
14,964	PNC Financial Services Group Inc. (US)	812

		1,583

COMPUTERS & PERIPHERALS—6.1%
2,745	Apple Inc. (US)*	1,072

DISTRIBUTORS—1.5%
156,000	Li & Fung Ltd. (HK)	259

ELECTRICAL EQUIPMENT—2.8%
13,733	Sensata Technologies Holding NV (US)*	487

ENERGY EQUIPMENT & SERVICES—2.0%
4,504	Baker Hughes Inc. (US)	349

FOOD PRODUCTS—1.7%
4,583	Nestle SA (SWS)	292

HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
1,557	Intuitive Surgical Inc. (US)*	624

COMMON STOCKS—Continued

Shares		Value (000s)

HOTELS, RESTAURANTS & LEISURE—4.1%
319	Chipotle Mexican Grill Inc. (US)*	$103
176,317	Wynn Macau Ltd. (HK)*	613

		716

INTERNET & CATALOG RETAIL—1.5%
605	Amazon.com Inc. (US)*	134
2,589	HomeAway Inc. (US)*	102
1,167	MakeMyTrip Ltd. (IND)*	26

		262

INTERNET SOFTWARE & SERVICES—4.6%
7,942	Bankrate Inc. (US)*	145
4,193	MercadoLibre Inc. (AR)	333
2,198	Opentable Inc. (US)*	156
4,947	Youku.com Inc. ADR (CHN)*[1]	183

		817

MARINE—3.0%
3,752	Kuehne & Nagel International AG (SWS)*	525

MEDIA—4.0%
18,069	Walt Disney Company (US)	698

OIL, GAS & CONSUMABLE FUELS—7.9%
3,358	Amyris Inc. (US)*	78
3,752	Occidental Petroleum Corporation (US)	368
40,300	OGX Petroleo e Gas Participacoes SA (BR)*	336
3,517	Solazyme Inc. (US)*	80
11,319	Ultra Petroleum Corp. (US)*	530

		1,392

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.9%
47,800	BR Malls Participacoes SA (BR)	557
12,300	BR Properties SA (BR)	136

		693

SOFTWARE—4.3%
4,999	ANSYS Inc. (US)*	253
6,311	Informatica Corp. (US)*	323
1,234	Salesforce.com Inc. (US)*	178

		754

SPECIALTY RETAIL—5.9%
9,595	Industria de Diseno Textil SA (SP)	867
5,015	RUE21 Inc. (US)*	165

		1,032

TEXTILES, APPAREL & LUXURY GOODS—8.2%
13,795	Compagnie Financiere Richemont SA (SWS)	891
4,152	Lululemon Athletica Inc. (CAN)*	251
50,100	Prada SpA (IT)*	304

		1,446

TRANSPORTATION INFRASTRUCTURE—2.4%
357,000	Hutchison Port Holdings Trust (SGP)*	271
52,300	LLX Logistica SA (BR)*	146

		417

TOTAL COMMON STOCKS (Cost $14,605)		16,699

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—1.7%
(Cost $297)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$297	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by U.S. Treasury Notes (market value $307)	$297

TOTAL INVESTMENTS—96.8% (Cost $14,902)		16,996

CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		558

TOTAL NET ASSETS—100.0%		$17,554

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$4,495	$—	$4,495
Latin America	1,175	333	—	1,508
Middle East/Central Asia	26	—	—	26
North America	9,344	—		9,344
Pacific Basin	454	872	—	1,326
Short-Term Investments
Repurchase Agreements	—	297	—	297

Total	$10,999	$5,997	$—	$16,996

There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 30 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations,

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund, Harbor International Growth Fund and Harbor Global Growth Fund each purchased option contracts to manage their exposure to the equity markets. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Foreign Forward Currency Contracts

A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor International Growth Fund used foreign forward currency contracts to manage its exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The foreign forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor International Growth Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

During the period, each Fund (except Harbor International Fund) entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”) with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2011 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$24,221,640	$11,554,485	$(385,192)	$11,169,293
Harbor International Growth Fund*	1,797,134	242,710	(79,069)	163,641
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	$51,373	$6,993	$(5,322)	$1,671
Harbor Global Growth Fund	14,902	2,746	(652)	2,094

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

14

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.IG.0711

Quarterly Schedule of Portfolio Holdings

July 31, 2011

Strategic Markets Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX	N/A

Harbor Unconstrained Bond Fund	HAUBX	HRUBX	N/A

Harbor Flexible Capital Fund	HAFLX	HRFLX	HIFLX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -41.9%)

ASSET-BACKED SECURITIES—10.4%
Principal Amount (000s)		Value (000s)

$198	American Money Management Corporation Series 2005-5A Cl. A1A 0.482%—08/08/2017[1,2]	$192
426	Ares CLO Funds Series 2006-6RA Cl. A1B 0.477%—03/12/2018[1,2]	421
504	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.387%—10/25/2035[1]	464
885	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[3]	871
£3,000	Chester Asset Receivables Dealings Series 2004-1 Cl. A 1.012%—04/15/2016[1]	4,831
$3,000	Citibank Omni Master Trust Series 2009-A8 Cl. A8 2.287%—05/16/2016[1,2]	3,037
2,600	Series 2009-A14A Cl. A14 2.937%—08/15/2018[1,2]	2,738

		5,775

1,600	Commercial Industrial Finance Corp. Series 2006-2A Cl. A1L 0.514%—03/01/2021[1,2]	1,508
1,700	Series 2007-1A Cl. A1L 0.527%—05/10/2021[1,2]	1,593

		3,101

884	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 5.517%—04/25/2036[4]	839
€886	Driver One GmbH Series 8 Cl. A 2.170%—02/21/2017[1]	1,274
$7	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Cl. A3 0.237%—11/25/2036[1]	7
2,487	Series 2005-FF11 Cl. A2D 0.527%—11/25/2035[1]	2,143
1,585	Series 2005-FF8 Cl. A2D 0.567%—09/25/2035[1]	1,474

		3,624

€805	Globaldrive BV Series 2010-A Cl. A 3.065%—04/20/2018[1]	1,172
$62	Gulf Stream Compass CLO Ltd. Series 2004-1A Cl. A 0.609%—07/15/2016[1,2]	61

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

€302	Harvest CLO SA Series IX Cl. A1 2.003%—03/29/2017[1]	$415
$1,200	Hillmark Funding Series 2006-1A Cl. A1 0.509%—05/21/2021[1,2]	1,126
510	Katonah Ltd. Series 6A Cl. A1A 0.567%—09/20/2016[1,2]	499
€465	Magi Funding plc Series I-A Cl. A 1.835%—04/11/2021[2]	625	[z]
$14	Olympic CLO Ltd. Series 2004-1A Cl. A1LA 0.691%—05/15/2016[1,2]	14
25	Premium Loan Trust Ltd. Series 2004-1A Cl. A 0.633%—10/25/2014[1,2]	25
€1,468	SLM Student Loan Trust Series 2003-2 Cl. A5 1.731%—12/15/2023[1]	2,002
837	Series 2002-7X Cl. A5 1.741%—09/15/2021[1]	1,172
$1,324	Series 2009-C Cl. A 4.500%—11/16/2043[1,2]	1,278

		4,452

623	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	692
1,200	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.480%—04/17/2021[1,2]	1,117
600	Venture CDO Ltd. Series 2006-7A Cl. A1A 0.481%—01/20/2022[1,2]	553

TOTAL ASSET-BACKED SECURITIES (Cost $31,864)		32,143

BANK LOAN OBLIGATIONS—0.9%
1,500	International Lease Finance Corporation Term Loan 6.750%—03/17/2015[1]	1,507
1,400	Springleaf Financial Corporation Term Loan 5.500%—05/28/2017[1]	1,372

TOTAL BANK LOAN OBLIGATIONS (Cost $2,870)		2,879

COLLATERALIZED MORTGAGE OBLIGATIONS—4.3%
€300	Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B 2.874%—11/19/2047[1,2]	431
$2,042	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 1.937%—11/15/2015[1,2]	1,897
55	Bank of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	58
2,190	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.537%—09/25/2034[1]	1,784
2,200	DBUBS Mortgage Trust Series 2011-LC2A Cl. A2 3.386%—07/10/2044[2]	2,226

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

£700	Gosforth Funding plc Series 2011-1 Cl. A2 2.283%—04/24/2047[1]	$1,151
€544	Granite Mortgages plc Series 2004-2 Cl. 2A1 1.774%—06/20/2044[1]	741
$200	GS Mortgage Securities Corp. II Series 2010-C1 Cl. A2 4.592%—08/10/2043[2]	205
224	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.407%—05/19/2035[1]	150
€1,200	Holmes Master Issuer plc Series 2011-1A Cl. A3 2.955%—10/15/2054[2]	1,728
$426	Merrill Lynch Mortgage Investors Inc. Series 2006-1 Cl. 1A 1.896%—02/25/2036[1]	341
474	NCUA Guaranteed Notes Series 2010-R3 Cl. 2A 0.745%—12/08/2020[1]	477
€500	Permanent Master Issuer plc Series 2011-1A Cl. 1A3 2.905%—07/15/2042[1,2]	717
$525	Thornburg Mortgage Securities Trust 0.306%—07/25/2036[1]	525
800	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 3.054%—10/20/2035[1]	607
580	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.333%—01/25/2046[1]	463

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,589)		13,501

CONVERTIBLE BONDS—0.1%
(Cost $193)
200	US Bancorp. 0.000%—09/20/2036[1,5]	199

CORPORATE BONDS & NOTES—20.7%
600	Ally Financial Inc. 3.466%—02/11/2014[1]	590
300	3.647%—06/20/2014[1]	294
300	6.875%—09/15/2011	302
900	8.300%—02/12/2015	988

		2,174

1,100	Banco Santander Brazil SA MTN[6] 0.000%—12/29/2011[2,7]	1,092
800	2.347%—03/18/2014[1,2]	798

		1,890

500	Banco Santander Chile 1.501%—04/20/2012[1,2]	501
£300	Bank of America Corporation MTN[6] 0.924%—06/11/2012[1]	489
$4,700	Barclays Bank plc MTN[6] 0.484%—03/23/2017	4,588
2,900	BNP Paribas 0.603%—03/02/2012[1]	2,902
2,100	BPCE SA 2.018%—02/07/2014[1,2]	2,115
900	Centex Corporation 5.700%—05/15/2014	943

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$187	Citigroup Inc. 0.552%—11/05/2014[1]	$179
1,500	1.696%—01/13/2014[1]	1,507
€400	6.000%—12/13/2013	434

		2,120

$400	Citigroup Inc. MTN[6] 7.375%—06/16/2014	637
500	CMS Energy Corp. 4.250%—09/30/2015	524
2,000	Commonwealth Bank of Australia 0.525%—09/17/2014[1,2]	2,003
2,000	Credit Agricole SA MTN[6] 1.702%—01/21/2014[1,2]	1,992
2,900	Dexia Credit Local 0.652%—03/05/2013[1,2]	2,894
1,500	DISH DBS Corp. 6.375%—10/01/2011	1,513
1,600	Ford Motor Credit Co. LLC 7.500%—08/01/2012	1,677
1,200	FUEL Trust 3.984%—06/15/2016[2]	1,212
€900	Goldman Sachs Group Inc. 1.695%—02/04/2013[1]	1,284
$500	HCA Inc. 7.250%—09/15/2020	530
1,700	ICICI Bank Ltd. MTN[6] 2.008%—02/24/2014[1,2]	1,663
3,800	ING Bank NV 1.652%—06/09/2014[1,2]	3,807
1,000	International Lease Finance Corporation 5.750%—05/15/2016	999
100	6.500%—09/01/2014[2]	107
100	6.750%—09/01/2016[2]	107
100	7.125%—09/01/2018[2]	107

		1,320

800	International Lease Finance Corporation MTN[6] 5.400%—02/15/2012	812
500	5.625%—09/20/2013	512

		1,324

2,200	Intesa Sanpaolo SpA 2.658%—02/24/2014[1,2]	2,164
1,000	LeasePlan Corporation NV 3.000%—05/07/2012[2]	1,019
1,000	Limited Brands Inc. 6.900%—07/15/2017	1,085
1,500	Lyondell Chemical Co. 11.000%—05/01/2018	1,706
€900	Merrill Lynch & Co. Inc. MTN[6] 1.730%—05/30/2014[1]	1,256
$1,800	Morgan Stanley 1.853%—01/24/2014[1]	1,799
€500	Morgan Stanley MTN[6] 1.730%—11/29/2013[1]	701
1,200	1.760%—03/01/2013[1]	1,706

		2,407

700	New York Life Global Funding MTN[6] 1.614%—12/20/2013[1]	986
$200	Pacific Gas & Electric Co. 0.826%—10/11/2011[1]	200
100	Petroleos de Venezuela SA 5.000%—10/28/2015	70
650	Pride International Inc. 6.875%—08/15/2020	784

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

	$300	Royal Bank of Scotland plc 2.679%—08/23/2013[1]	$306
	100	3.000%—12/09/2011[2]	101
	300	4.875%—03/16/2015	312

			719

	300	SLM Corporation 4.745%—11/01/2016[4,8]	268
	151	SLM Corporation MTN[6] 4.784%—04/01/2014[4,8]	148
	700	5.164%—03/17/2014[4,8]	693
	200	5.414%—06/15/2013[4,8]	201

			1,042

	15	Svenska Handelsbanken AB 1.249%—09/14/2012[1,2]	15
	€1,500	TDC A/S MTN[6] 3.500%—02/23/2015	2,204
	$200	Turkiye Garanti Bankasi AS 2.751%—04/20/2016[1,2]	199
	1,600	Volkswagen International Finance NV 0.696%—10/01/2012[1,2]	1,604
	500	1.625%—08/12/2013[2]	505

			2,109

	€1,100	Wachovia Corp. MTN[6] 1.570%—02/13/2014[1]	1,552
	$2,600	Wesfarmers Ltd. 2.983%—05/18/2016[2]	2,642

	TOTAL CORPORATE BONDS & NOTES (Cost $63,295)		64,328

FOREIGN GOVERNMENT OBLIGATIONS—5.5%
AUD$	800	Australia Government Bond 2.500%—09/20/2030[8]	949
	500	3.000%—09/20/2025[8]	643
	2,400	4.000%—08/20/2020[8]	4,563

			6,155

	600	Export-Import Bank of Korea MTN[6] 1.300%—03/13/2012[1,2]	600
	€1,600	Instituto de Crédito Oficial MTN[6] 3.276%—03/25/2014[1,2]	2,203
	3,955	Italy Buoni Poliennali Del Tesoro 2.100%—09/15/2016-09/15/2021[8]	4,755
	1,427	2.600%—09/15/2023[8]	1,736

			6,491

	500	Italy Certificati di Credito del Tesoro 2.426%—10/15/2017[1]	629
	$100	Petroleos Mexicanos 5.500%—01/21/2021	107
	800	Vnesheconombank 5.450%—11/22/2017[2]	826

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,279)		17,011

MORTGAGE PASS-THROUGH—1.7%
	2,589	Federal Home Loan Mortgage Corp. REMIC[9] 0.787%—12/15/2037[1]	2,602
	990	Federal National Mortgage Association 4.000%—02/01/2041	1,007
	467	Federal National Mortgage Association REMIC[9] 0.537%—07/25/2037[1]	467
	442	0.567%—07/25/2037[1]	442
	332	0.627%—05/25/2036[1]	333
	129	0.632%—02/25/2037[1]	128

			1,370

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

$384	Government National Mortgage Association 0.486%—03/20/2037[1]	$382

TOTAL MORTGAGE PASS-THROUGH (Cost $5,292)		5,361

PURCHASED OPTIONS—0.1%
No. of Contracts
45	Commodity Option on Crude Oil 11/15/2013-11/17/2015	283
	Interest Rate Swap Option 1 year
17,100,000	1.250%—04/30/2012	114
2,100,000	2.000%—11/19/2012	2

		116

TOTAL PURCHASED OPTIONS (Cost $357)		399

U.S. GOVERNMENT OBLIGATIONS—98.2%
Principal Amount (000s)
$14,021	U.S. Treasury Inflation Indexed Bonds[8] 0.125%—04/15/2016	14,649
7,819	0.500%—04/15/2015	8,283
2,138	0.625%—04/15/2013	2,209
4,850	1.125%—01/15/2021	5,230
2,028	1.250%—04/15/2014	2,170
15,123	1.250%—07/15/2020[1],[10]	16,580
5,334	1.375%—07/15/2018-01/15/2020	5,934
1,006	1.625%—01/15/2015	1,105
18,255	1.875%—07/15/2013-07/15/2015	19,467
11,534	1.875%—07/15/20191,[10]	13,307
58,092	2.000%—04/15/2012-07/15/2021	61,458
26,997	2.000%—01/15/20141,[10]	29,302
5,577	2.125%—01/15/20191,[10]	6,524
3,301	2.125%—02/15/2041	3,898
2,297	2.375%—01/15/2017-01/15/2027	2,706
12,640	2.500%—07/15/20161,[10]	14,753
3,924	2.625%—07/15/2017	4,676
57,098	3.000%—07/15/2012	59,314
22,648	3.375%—01/15/20121,[10]	23,023

		294,588

10,000	U.S. Treasury Notes 0.500%—10/15/2013[10]	10,029

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $298,945)		304,617

SHORT-TERM INVESTMENTS—16.5%
CERTIFICATES OF DEPOSIT—1.6%
700	Banco Bradesco SA 1.000%—08/26/2011[2]	699
1,000	1.955%—01/24/2013[2]	1,000

		1,699

800	Barclays Bank plc 1.345%—12/26/2011	800
1,400	Industrial & Commercial Bank of China Ltd. 0.750%—08/15/2011	1,400
1,100	Itaú Unibanco SA 0.000%—12/12/2011	1,094

		4,993

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—0.3%
$400	Repurchase Agreement with Barclay’s Capital dated July 29, 2011 due August 1, 2011 at 0.150% collateralized by U.S. Treasury Notes (market value $407)	$400
673	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Mortgage Corporation (market value $687)	673

		1,073

U.S. GOVERNMENT AGENCIES—8.0%
1,200	Federal Home Loan Bank Discount Notes 0.082%—09/09/2011	1,200
14,300	0.095%—09/07/2011	14,298

		15,498

300	Federal Home Loan Mortgage Corp. Discount Notes 0.040%—10/17/2011	300
400	0.050%—10/07/2011	400
1,800	0.060%—09/23/2011-10/24/2011	1,800
1,100	0.070%—09/30/2011	1,100
200	0.085%—09/06/2011	200

		3,800

900	Federal National Mortgage Association Discount Notes 0.045%—10/19/2011	900
2,100	0.050%—11/07/2011	2,099
2,200	0.060%—09/23/2011-11/28/2011	2,200
100	0.085%—09/14/2011	100
100	0.090%—09/06/2011	100

		5,399

		24,697

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)
U.S. TREASURY BILLS—6.6%
$600	U.S. Treasury Bills 0.020%—11/17/2011	$600
560	0.022%—09/01/2011	560
5,700	0.022%—11/17/2011	5,699
12,700	0.078%—10/27/2011	12,698
71	0.157%—08/25/2011	71
760	0.178%—08/18/2011	760

		20,388

TOTAL SHORT-TERM INVESTMENTS (Cost $51,151)		51,151

TOTAL INVESTMENTS—158.4% (Cost $484,835)		491,589
CASH AND OTHER ASSETS, LESS LIABILITIES—(58.4)%		(181,340)

TOTAL NET ASSETS—100.0%		$310,249

FUTURES CONTRACTS OPEN AT JULY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate-3 month (Buy)	6	€1,500	06/18/2012	$13
Euribor Interest Rate-3 month (Buy)	2	500	09/17/2012	6
Euribor Interest Rate-3 month (Buy)	2	500	12/17/2012	6
Euribor Interest Rate-3 month (Buy)	2	500	03/18/2013	7
Euro-Bobl Futures (Buy)	81	8,100	09/08/2011	384
Euro-Bobl Futures (Sell)	20	2,000	08/31/2011	(30)
Euro-Bund Futures (Buy)	7	700	09/08/2011	54
Corn Futures (Sell)	19	$95	11/14/2011	(52)
Eurodollar Futures-CME 90 day (Buy)	27	6,750	09/17/2012	28
Eurodollar Futures-CME 90 day (Buy)	24	6,000	12/17/2012	19
Eurodollar Futures-CME 90 day (Buy)	33	8,250	03/18/2013	25
Eurodollar Futures-CME 90 day (Buy)	86	21,500	06/17/2013	82
Eurodollar Futures-CME 90 day (Buy)	26	6,500	09/16/2013	24
Eurodollar Futures-CME 90 day (Buy)	68	17,000	12/16/2013	55
Soybean Futures (Buy)	5	25	11/14/2011	5
Wheat Futures (Buy)	13	65	11/14/2011	(93)
Wheat Futures (Sell)	8	40	11/14/2011	65

				$598

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Bank of America, N.A.	$4,226	$4,211	08/31/2011	$(15)
Brazilian Real (Buy)	Barclays Capital	746	725	09/02/2011	21
Brazilian Real (Buy)	HSBC Bank USA, N.A.	13	13	11/03/2011	—
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	13	13	11/03/2011	—
Brazilian Real (Buy)	UBS AG	751	721	08/02/2011	30
Brazilian Real (Sell)	Barclays Capital	751	729	08/02/2011	(22)
Brazilian Real (Sell)	HSBC Bank USA, N.A.	13	13	09/02/2011	—
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	13	13	09/02/2011	—
British Pound Sterling (Sell)	BNP Paribas SA	1,219	1,193	09/13/2011	(26)
British Pound Sterling (Sell)	UBS AG	5,309	5,313	09/13/2011	4
Canadian Dollar (Buy)	Deutsche Bank AG London	851	826	09/19/2011	25
Canadian Dollar (Buy)	Royal Bank of Canada	851	825	09/19/2011	26
Chinese Yuan (Buy)	Deutsche Bank AG London	543	538	02/13/2012	5
Euro Currency (Buy)	Bank of America, N.A.	1,597	1,561	08/25/2011	36
Euro Currency (Sell)	BNP Paribas SA	37,538	36,555	08/25/2011	(983)
Euro Currency (Sell)	Deutsche Bank AG London	613	603	08/25/2011	(10)
Euro Currency (Sell)	JP Morgan Chase Bank, N.A.	1,268	1,248	08/25/2011	(20)
Euro Currency (Sell)	Royal Bank of Canada	134	134	08/25/2011	—
Indian Rupee (Buy)	Barclays Capital	1,961	1,862	08/12/2011	99
Indian Rupee (Buy)	Deutsche Bank AG London	224	212	08/12/2011	12
Indian Rupee (Buy)	HSBC Bank USA, N.A.	503	490	08/12/2011	13
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	205	200	08/12/2011	5
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	2,753	2,755	07/12/2012	(2)
Indian Rupee (Sell)	JP Morgan Chase Bank, N.A.	2,891	2,879	08/12/2011	(12)
Indonesian Rupiah (Buy)	Bank of America, N.A.	204	196	01/31/2012	8
Indonesian Rupiah (Buy)	Deutsche Bank AG London	173	160	10/31/2011	13
Indonesian Rupiah (Buy)	Goldman Sachs International	366	340	10/31/2011	26
Japanese Yen (Sell)	Barclays Bank plc	729	699	10/17/2011	(30)
Malaysian Ringgit (Buy)	Barclays Capital	507	487	08/11/2011	20
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	214	207	08/11/2011	7
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	33	32	08/11/2011	1
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	741	739	04/23/2012	2
Malaysian Ringgit (Sell)	JP Morgan Chase Bank, N.A.	755	746	08/11/2011	(9)
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	994	1,005	11/18/2011	(11)
Philippine Peso (Buy)	Barclays Capital	512	491	11/15/2011	21
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	461	455	03/15/2012	6
Singapore Dollar (Buy)	Barclays Bank plc	289	272	09/09/2011	17
Singapore Dollar (Buy)	HSBC Bank USA, N.A.	418	400	09/09/2011	18
Singapore Dollar (Buy)	Royal Bank of Scotland plc	881	851	09/09/2011	30
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	2,853	2,742	08/12/2011	111
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	3,145	3,140	11/14/2011	5
South Korean Won (Buy)	Morgan Stanley and Co. Inc.	311	300	08/12/2011	11
South Korean Won (Sell)	JP Morgan Chase Bank, N.A.	3,165	3,157	08/12/2011	(8)

					$(576)

SWAP AGREEMENTS OPEN AT JULY 31, 2011

TOTAL RETURN SWAPS ON INDICIES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	$14,020	$(233)
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	29,750	(513)
Credit Suisse International	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	13,940	(253)
Deutsche Bank AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	29,690	(539)
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/30/2011	24,100	(438)
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/30/2011	29,690	(524)
JP Morgan Chase Bank, N.A.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	11,520	(191)
JP Morgan Chase Bank, N.A.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	31,350	(570)
Morgan Stanley Capital Services LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	2,850	(50)
Morgan Stanley Capital Services LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	28,670	(521)
Morgan Stanley Capital Services LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	38,470	(699)
Morgan Stanley Capital Services LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	48,950	(819)
Societe Generale Paris	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	1,040	(19)

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

TOTAL RETURN SWAPS ON INDICIES—Continued

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
UBS AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/29/2011	$9,770	$(178)
Credit Suisse International	U.S. Treasury Bill	Receive	Dow Jones-UBS Copper Subindex Total ReturnSM	08/29/2011	624	—
Credit Suisse International	U.S. Treasury Bill	Pay	S&P GSCI Copper Index Total ReturnSM	08/29/2011	625	1

Total Return Swaps on Indicies						$(5,546)

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Corn Futures November 2011	Pay	$680.250	11/28/2011	$50	$—
Deutsche Bank AG	Natural Gas Futures December 2019	Pay	7.200	12/31/2019	24	(1)
Deutsche Bank AG	Soybean Futures October 2011	Pay	1,380.850	10/27/2011	20	—

Total Return Swaps on Commodities						$(1)

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[f]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank, N.A.	Brent Crude Oil Futures October 2011	Pay	$0.099	08/11/2011	$120	$5
Deutsche Bank AG	Brent Crude Oil Futures December 2011	Pay	0.102	11/10/2011	1,000	7
Deutsche Bank AG	London Gold Market Fix Ltd.	Pay	0.039	01/18/2012	170	—
JP Morgan Chase Bank, N.A.	London Gold Market Fix Ltd.	Pay	0.041	09/29/2011	840	12
JP Morgan Chase Bank, N.A.	London Gold Market Fix Ltd.	Pay	0.046	11/02/2011	680	7
JP Morgan Chase Bank, N.A.	London Gold Market Fix Ltd.	Pay	0.038	01/13/2012	480	1
Societe Generale Paris	London Gold Market Fix Ltd.	Pay	0.038	01/18/2012	160	—
Deutsche Bank AG	West Texas Intermediate Cushing Crude Oil	Pay	0.094	08/17/2011	120	2
Deutsche Bank AG	West Texas Intermediate Cushing Crude Oil	Pay	0.102	11/10/2011	1,000	—

Variance Swaps on Commodities						$34

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Centex Corporation Senior Bond 5.250% due 06/15/2015	Buy	1.000%	6/20/2014	1.642%	$16	$(12)	$900	$28
Barclays Bank plc	Dow Jones CDX North America Emerging Markets Index Series 15, 0.037%	Sell	5.000	6/20/2016	2.123	208	216	1,600	(8)
Deutsche Bank AG	Dow Jones CDX North America Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	24	29	200	(5)
UBS AG	Dow Jones CDX North America Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	24	28	200	(4)
Goldman Sachs International	Dow Jones CDX North America Investment Grade Index Series 16 5Y-0.037%	Sell	1.000	6/20/2016	0.957	9	9	4,500	—
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	6/20/2015	0.963	1	(19)	1,000	20
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	6/20/2015	0.963	1	(9)	900	10
Bank of America, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.104	(4)	(2)	100	(2)
Barclays Bank plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.104	(4)	(2)	100	(2)
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	6/20/2015	1.028	(6)	(7)	200	1

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS —Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250%	6/20/2016	1.180%	$(22)	$(22)	$500	$—
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.104	(11)	(6)	300	(5)
Goldman Sachs International	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.806	6	15	700	(9)
HSBC Bank USA, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	6/20/2016	0.878	10	(1)	1,700	11
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.806	1	2	100	(1)
Bank of America, N.A.	International Lease Finance Corporation 5.550% due 09/05/2012	Buy	5.000	9/20/2013	2.564	(25)	(16)	500	(9)
Goldman Sachs International	International Lease Finance Corporation 5.550% due 09/05/2012	Buy	5.000	3/20/2012	1.408	(19)	51	800	(70)
Bank of America, N.A.	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	6/20/2016	3.532	(214)	(119)	2,000	(95)
Deutsche Bank AG	Limited Brands, Inc. Senior Bond 6.900% due 07/15/2017	Buy	1.000	9/20/2017	2.377	76	53	1,000	23
JP Morgan Chase Bank, N.A.	Petroleo Brasileira SA Petrobras 8.375% due 12/10/2018	Sell	1.000	9/20/2015	1.315	(4)	(9)	300	5
Bank of America, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	6/20/2015	0.597	8	6	500	2
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.657	1	2	100	(1)

Credit Default Swaps									$(111)

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Brazil Cetip Interbank Deposit	Pay	11.880%	01/02/2013	R$	600	$6
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		2,000	34
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		3,000	15
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.140	01/02/2012		600	6
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		300	3
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		800	14
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		700	3
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		300	2
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.290	01/02/2012		2,500	(6)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.600	01/02/2012		1,700	31
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012		1,300	7
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		500	3
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		200	3
Bank of America, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/21/2041		$500	(19)
Morgan Stanley Capital Services LLC	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/21/2041		2,900	(111)

Interest Rate Swaps							$(9)

Total Swaps							$(5,633)

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JULY 31, 2011

Description	Number of Shares/Contracts	Strike Price/Rate		Expiration Date	Value (000s)
Credit Default Option 5 year (Call)	(200,000)		0.80%	09/21/2011	$—
Credit Default Option 5 year (Call)	(100,000)		0.80	09/21/2011	—
Credit Default Option 5 year (Put)	(100,000)		1.20	09/21/2011	—
Credit Default Option 5 year (Put)	(100,000)		1.20	09/21/2011	—
Credit Default Option 5 year (Put)	(200,000)		1.20	09/21/2011	—
Credit Default Option 5 year (Put)	(400,000)		1.30	09/21/2011	—
Forward Volatility Swaption 1 year (Call)	(900,000)		0.51	10/11/2011	(5)
Forward Volatility Swaption 1 year (Call)	(1,000,000)		0.53	10/11/2011	(5)
Forward Volatility Swaption 1 year (Call)	(2,200,000)		1.09	11/14/2011	(34)
Forward Volatility Swaption 1 year (Call)	(2,000,000)		1.11	10/11/2011	(30)
Interest Rate Swap Option 1 year (Put)	(2,100,000)		1.00	11/19/2012	(6)
Interest Rate Swap Option 1 year (Put)	(21,800,000)		2.00	04/30/2012	(6)
Interest Rate Swap Option 1 year (Put)	(12,400,000)		2.00	04/30/2012	(3)
Interest Rate Swap Option 2 year (Put)	(8,600,000)		2.25	09/24/2012	(18)
Interest Rate Swap Option 2 year (Put)	(400,000)		2.25	09/24/2012	(1)
Interest Rate Swap Option 2 year (Put)	(400,000)		2.25	09/24/2012	(1)
Interest Rate Swap Option 3 year (Put)	(2,600,000)		3.00	06/18/2012	(4)
Interest Rate Swap Option 3 year (Put)	(1,400,000)		3.00	06/18/2012	(2)
Interest Rate Swap Option 3 year (Put)	(1,000,000)		3.00	06/18/2012	(2)
Interest Rate Swap Option 3 year (Put)	(900,000)		3.00	06/18/2012	(1)
Interest Rate Swap Option 3 year (Put)	(300,000)		3.00	06/18/2012	—
Interest Rate Swap Option 5 year (Call)	(4,300,000)		1.80	10/11/2011	(39)
Interest Rate Swap Option 5 year (Put)	(4,300,000)		2.50	08/24/2011	—
Interest Rate Swap Option 10 year (Call)	(5,000,000)		3.00	10/11/2011	(79)
Interest Rate Swap Option 10 year (Call)	(1,400,000)		3.00	11/14/2011	(24)
Interest Rate Swap Option 10 year (Put)	(5,000,000)		3.75	10/11/2011	(7)
Interest Rate Swap Option 10 year (Put)	(1,400,000)		3.75	11/14/2011	(5)
Currency Option US Dollar versus Australian Dollar (Put)	(900,000)	AUD$	1.00	08/18/2011	(1)
Currency Option US Dollar versus Australian Dollar (Put)	(700,000)		1.00	08/18/2011	—
Commodity-Crude Oil Futures (Call)	(18)		$140.00	11/11/2013	(151)
Commodity-Crude Oil Futures (Call)	(27)		160.00	11/10/2015	(179)
Eurodollar Futures Option—CME (Call)	(8)		99.38	09/19/2011	(6)
Eurodollar Futures Option—CME (Put)	(8)		99.38	09/19/2011	(1)
Gold Futures Option (Call)	(2)		1,750.00	11/22/2011	(6)
Gold Futures Option (Call)	(4)		1,750.00	11/22/2011	(11)
Gold Futures Option (Call)	(4)		1,750.00	11/22/2011	(11)
Gold Futures Option (Call)	(4)		1,750.00	11/22/2011	(11)
Gold Futures Option (Call)	(5)		2,000.00	11/22/2011	(3)
U.S. Treasury Notes-5 year Future (Put)	(28)		118.00	08/26/2011	(2)

Written options outstanding, at value (premiums received of $799)					$(654)

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$31,518	$625	$32,143
Bank Loan Obligations	—	2,879	—	2,879
Collateralized Mortgage Obligations	—	13,501	—	13,501
Convertible Bonds	—	199	—	199
Corporate Bond & Notes	—	64,328	—	64,328
Foreign Government Obligations	—	17,011	—	17,011
Mortgage Pass-Through	—	5,361	—	5,361
Purchased Options	—	399	—	399
U.S. Government Obligations	—	304,617	—	304,617
Short-Term Investments
Certificates of Deposit	—	4,993	—	4,993
Repurchase Agreements	—	1,073	—	1,073
U.S. Government Agencies	—	24,697	—	24,697
U.S. Treasury Bills	—	20,388	—	20,388

Total Investments in Securities	—	490,964	625	491,589

Investments in Other Financial Instruments
Forward Currency Contracts	—	(576)	—	(576)
Futures Contracts	158	440	—	598
Options-Written	(20)	(634)	—	(654)
Swap Agreements	—	(5,633)	—	(5,633)

Total Investments in Other Financial Instruments	138	(6,403)	—	(6,265)

Total Investments	$138	$484,561	$625	$485,324

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2011 (000s)[w]
Asset-Backed Securities	$1,255	$624	$—	$1	$—	$(7)	$—	$(1,248)[h]	$625
Swap Agreements	—	4,500	(4,378)	—	(122)	—	—	—	—

	$1,255	$5,124	$(4,378)	$1	$(122)	$(7)	$—	$(1,248)	$625

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$388	$(6,065)
Credit Contracts	100	(211)
Foreign Exchange Contracts	572	(1,149)
Interest Rate Contracts	946	(447)

Total	$2,006	$(7,872)

9

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2011.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $53,966 or 17% of net assets.

3	Step coupon security.

4	Variable rate security. The stated rate represents the rate in effect at July 31, 2011.

5	Security becomes interest bearing at a future date.

6	MTN after the name of a security stands for Medium Term Note.

7	Zero coupon bond.

8	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	REMICs are CMOs that can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

10	At July 31, 2011, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $113,518 or 37% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

f	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of July 31, 2011 per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2011
Asset-Backed Securities	$1
Swap Agreements	—

Total	$1

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -17.3%)

ASSET-BACKED SECURITIES—6.3%
Principal Amount (000s)		Value (000s)

€484	Avoca Capital Series III-X Cl.A 1.739%—09/15/2021	$659
$100	Countrywide Asset-Backed Certificates Series 2006-1 Cl. AF5 5.884%—07/25/2036[1]	47
400	Credit-Based Asset Servicing and Securitization LLC 5.419%—03/25/2037[1]	158
88	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.347%—07/25/2037[2]	44
100	Morgan Stanley ABS Capital I Series 2007-NC1 Cl. A2C 0.327%—11/25/2036[2]	34
95	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.337%—05/25/2037[2]	54
86	Plymouth Rock CLO Ltd. Series 2010-1A Cl. A 1.761%—02/16/2019[2,3]	86
85	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 0.952%—02/25/2034[2]	65
85	SLC Student Loan Trust Series 2009-AA Cl. A 4.750%—06/15/2033[2,3]	87
185	SLM Student Loan Trust Series 2010-A Cl. 2A 3.437%—05/16/2044[2,3]	195
99	Series 2009-B Cl. A1 6.187%—07/15/2042[2,3]	94

		289

100	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.480%—04/17/2021[2,3]	93
87	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.547%—10/25/2035[2]	65

TOTAL ASSET-BACKED SECURITIES (Cost $1,715)		1,681

BANK LOAN OBLIGATIONS—4.1%
500	Endo Pharmaceuticals Holdings Inc. Term Loan B 4.000%—04/14/2018[2]	502

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$600	Springleaf Financial Corporation Term Loan 5.500%—05/28/2017[2]	$588

TOTAL BANK LOAN OBLIGATIONS (Cost $1,097)		1,090

COLLATERALIZED MORTGAGE OBLIGATIONS—7.4%

59	American Home Mortgage Assets Series 2006-2 Cl.1A1 1.223%—09/25/2046[2]	29
€200	Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B 2.624%—11/19/2047[2,3]	287
$100	Banc of America Funding Corporation Series 2007-D Cl. 1A4 0.416%—06/20/2047[2]	73
41	Bank of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	43
23	Bank of America Funding Corporation Series 2004-A Cl. 4A1 2.956%—06/20/2032[4]	21
98	BCAP LLC Trust Series 2011 Cl. RR5 6.385%—06/26/2036[3]	86	[z]
68	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.400%—08/25/2035[2]	61
17	Series 2004-10 Cl. 15A1 2.938%—01/25/2035[2]	16

		77

97	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.870%—08/25/2035[2]	78
£129	Granite Mortgages plc Series 2004-3 Cl. 3A2 1.015%—09/20/2044[2]	203
€15	Series 2003-3 Cl. 2A 1.988%—01/20/2044[2]	20

		223

$33	Impac CMB Trust Series 2004-4 Cl. 1A1 0.827%—09/25/2034[2]	25
16	Indymac Index Mortgage Loan Trust Series 2004-Cl. AR6 5A1 2.725%—10/25/2034[4]	14
63	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.337%—07/25/2036[2]	55
12	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.311%—05/25/2034[4]	11
100	Structured Asset Securities Corporation Series 2005-16 Cl. 1A2 5.500%—09/25/2035	92
47	Thornburg Mortgage Securities Trust Series 2007-1 Cl. A3A 0.286%—03/25/2037[2]	46
140	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.267%—06/15/2020[2,3]	128
99	Series 2006-C29 Cl. A2 5.275%—11/15/2048	100

		228

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$17	Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A 0.417%—04/25/2045[2]	$15
97	Series 2005-AR15 Cl. A1A 0.467%—11/25/2045[2]	76
79	Series 2005-AR9 Cl. A1A 0.507%—07/25/2045[2]	65
177	Series 2007-HY3 Cl. 2A1 5.424%—03/25/2037[2]	141
331	Series 2007-HY4 Cl. 3A1 5.640%—04/25/2037[2]	286

		583

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,985)		1,971

CONVERTIBLE BONDS—2.6%
400	Electronic Arts Inc. 0.750%—07/15/2016[3]	398
300	Transocean Inc. 1.500%—12/15/2037	296

TOTAL CONVERTIBLE BONDS (Cost $695)		694

CONVERTIBLE PREFERRED STOCKS—0.0%

Shares
(Cost $5)
ELECTRIC UTILITIES—0.0%
100	PPL Corporation 9.500%—07/01/2013	6

CORPORATE BONDS & NOTES—23.9%
Principal Amount (000s)
$100	Abbey National Treasury Services plc 4.000%—04/27/2016	98
100	Ally Financial Inc. 3.647%—06/20/2014[2]	98
200	Banco Santander Brazil SA MTN[5] 2.347%—03/18/2014[2,3]	200
100	Bank of America Corporation 6.500%—08/01/2016	112
100	Banque PSA Finance 2.146%—04/04/2014[2,3]	100
100	Barclays Bank plc 1.286%—01/13/2014[2]	100
€200	Bundesrepublik Deutschland 4.000%—07/04/2016	317
200	4.250%—07/04/2018	326

		643

$300	CIT Group Inc. 7.000%—05/01/2015	302
50	Countrywide Financial Corporation MTN[5] 5.800%—06/07/2012	52
100	Ford Motor Credit Co. LLC 7.500%—08/01/2012	105
100	9.875%—08/10/2011	100

		205

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

	€100	Goldman Sachs Group Inc. 1.784%—05/23/2016[2]	$136
	$100	Goldman Sachs Group Inc. MTN[5] 5.375%—03/15/2020	104
	100	7.500%—02/15/2019	118

			222

	200	HCA Inc. 9.250%—11/15/2016	214
	100	Hewlett-Packard Co. 0.534%—05/24/2013[2]	100
	300	HSBC Bank plc 3.100%—05/24/2016[3]	304
	100	HSBC Holdings plc 5.100%—04/05/2021	105
	100	International Lease Finance Corporation 6.500%—09/01/2014[3]	107
	300	International Lease Finance Corporation MTN[5] 6.375%—03/25/2013	313
	100	Intesa Sanpaolo SpA MTN[5] 6.500%—02/24/2021[3]	104
	100	JPMorgan Chase & Co. 3.450%—03/01/2016	102
	400	4.625%—05/10/2021	409

			511

	£100	LBG Capital No.1 plc 7.869%—08/25/2020	150
	$100	Lyondell Chemical Co. 11.000%—05/01/2018	114
	100	MetLife Institutional Funding II 1.146%—04/04/2014[2,3]	100
	100	Morgan Stanley 5.750%—01/25/2021	106
	100	Morgan Stanley MTN[5] 7.300%—05/13/2019	115
	200	National Australia Bank Ltd. 0.966%—04/11/2014[2,3]	200
	€100	Reynolds Group Issuer Inc. 6.875%—02/15/2021[3]	97
	$100	Royal Bank of Scotland plc 5.625%—08/24/2020	102
	€100	Royal Bank of Scotland plc MTN[5] 5.500%—03/23/2020	142
	$300	SLM Corporation MTN[5] 0.553%—01/27/2014[2]	285
	200	SSIF Nevada LP 0.949%—04/14/2014[2,3]	200
	€100	Terex Corporation 1.000%—04/28/2017	144
	$100	6.000%—04/28/2017	100

			244

	300	UBS AG MTN[5] 5.875%—12/20/2017	335
	100	Volkswagen International Finance NV 1.875%—04/01/2014[3]	101
	50	Wynn Las Vegas LLC 7.750%—08/15/2020[3]	56

	TOTAL CORPORATE BONDS & NOTES (Cost $6,286)		6,373

FOREIGN GOVERNMENT OBLIGATIONS—7.1%
AUD$	200	Australia Government Bond 4.750%—06/15/2016	223
	400	5.250%—03/15/2019	455
	600	5.500%—12/15/2013-01/21/2018	686

			1,364

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

CAD$	100	Canadian Government Bond 1.500%—12/01/2012	$105
	200	1.750%—03/01/2013	211

			316

MEX$	1,800	Mexican Bonos 10.000%—12/05/2024	195

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,817)		1,875

MORTGAGE PASS-THROUGH—47.0%
	$23	Federal Home Loan Mortgage Corp. REMIC[6] 0.537%—12/15/2030[2]	23
	23	5.500%—03/15/2017	23

			46

	27	Federal National Mortgage Association 2.353%—07/01/2032[2]	27
	995	3.500%—12/01/2040-01/01/2041	975
	1,479	4.000%—01/01/2041-03/01/2041	1,504
	1,000	4.500%—05/01/2023-02/01/2026	1,066

			3,572

	42	Federal National Mortgage Association REMIC[6] 0.307%—03/25/2034[2]	42
	2,000	Federal National Mortgage Association TBA[7] 3.000%—08/16/2026	2,016
	4,500	4.000%—08/16/2026	4,701
	2,000	5.000%—08/11/2041	2,136

			8,853

	TOTAL MORTGAGE PASS-THROUGH (Cost $12,364)		12,513

MUNICIPAL BONDS—2.3%
	100	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	74
	100	6.000%—06/01/2042	76

			150

	100	California State 7.600%—11/01/2040	124
	200	New York City, NY 5.887%—12/01/2024	228
	100	Whiting, IN 5.250%—01/01/2021	112

	TOTAL MUNICIPAL BONDS (Cost $545)		614

PURCHASED OPTIONS—4.2%
No. of Contracts (000s)
	27,000	Credit Default Option 5 year 09/21/2011—12/21/2011	1,075
	500	12/21/2011	9

			1,084

	200	Currency Option US Dollar versus South Korean Won Future 10/10/2011—10/11/2011	3
	200	Interest Rate Swap Option 30 year 3.800%—12/18/2013	22

	TOTAL PURCHASED OPTIONS (Cost $894)		1,109

U.S. GOVERNMENT OBLIGATIONS—12.4%
Principal Amount (000s)		Value (000s)

$50	U.S. Treasury Bonds 4.625%—02/15/2040	$54
723	U.S. Treasury Inflation Indexed Bonds[8] 1.125%—01/15/2021[9]	780
311	1.250%—07/15/2020	341
103	2.125%—02/15/2041	122

		1,243

100	U.S. Treasury Notes 1.875%—09/30/2017	100
500	2.250%—07/31/2018	504
100	2.500%—06/30/2017	104
500	2.625%—08/15/2020[9]	499
500	3.125%—05/15/2019-05/15/2021	520
250	3.625%—08/15/2019-02/15/2020	272

		1,999

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $3,201)		3,296

SHORT-TERM INVESTMENTS—29.6%
REPURCHASE AGREEMENTS—21.0%
5,600	Repurchase Agreement with Barclay’s Capital dated July 29, 2011 due August 1, 2011 at 0.015% collateralized by U.S. Treasury Notes (market value $5,699)	5,600

U.S. GOVERNMENT AGENCIES—4.9%
1,300	Federal Home Loan Bank Discount Notes 0.090%—10/26/2011	1,300

U.S. TREASURY BILLS—3.7%
52	U.S. Treasury Bills 0.178%—08/18/2011[9]	52
940	0.178%—08/18/2011	940

		992

TOTAL SHORT-TERM INVESTMENTS (Cost $7,892)		7,892

TOTAL INVESTMENTS—146.9% (Cost $38,496)		39,114

CASH AND OTHER ASSETS, LESS LIABILITIES—(46.9)%		(12,484)

TOTAL NET ASSETS—100.0%		$26,630

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate-3 month (Buy)	27	€6,750	09/19/2011	$14
Euribor Interest Rate-3 month (Buy)	1	250	03/18/2013	1
Euribor Interest Rate-3 month (Buy)	3	750	06/17/2013	3
Euro-Bobl Futures (Buy)	8	800	09/08/2011	36
Eurodollar Futures-CME 90 day (Buy)	4	$1,000	12/19/2011	1
Eurodollar Futures-CME 90 day (Buy)	4	1,000	03/19/2012	3
U.S. Treasury Bond Futures-5 year (Sell)	25	2,500	09/30/2011	(55)
U.S. Treasury Bond Futures-30 year (Sell)	5	500	09/21/2011	(21)

				$(18)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Bank of America, N.A.	$168	$169	08/31/2011	$(1)
Australian Dollar (Sell)	Bank of America, N.A.	1,105	1,101	08/31/2011	(4)
Brazilian Real (Buy)	Barclays Capital	10	10	08/02/2011	—
Brazilian Real (Buy)	UBS AG	33	31	08/02/2011	2
Brazilian Real (Sell)	Barclays Capital	10	10	09/02/2011	—
Brazilian Real (Sell)	Creidt Suisse London	11	10	08/02/2011	(1)
Brazilian Real (Sell)	UBS AG	33	32	08/02/2011	(1)
British Pound Sterling (Sell)	JP Morgan Chase Bank, N.A.	202	201	09/13/2011	(1)
British Pound Sterling (Sell)	UBS AG	425	425	09/13/2011	—
Canadian Dollar (Buy)	Barclays Bank plc	15	15	09/19/2011	—
Canadian Dollar (Buy)	Deutsche Bank AG London	426	424	09/19/2011	2
Canadian Dollar (Buy)	JP Morgan Chase Bank, N.A.	15	15	09/19/2011	—
Canadian Dollar (Sell)	Barclays Bank plc	161	159	09/19/2011	(2)
Canadian Dollar (Sell)	Deutsche Bank AG London	252	245	09/19/2011	(7)
Chinese Yuan (Buy)	Bank of America, N.A.	29	28	09/14/2011	1
Chinese Yuan (Buy)	Barclays Capital	265	262	11/15/2011	3
Chinese Yuan (Buy)	Deutsche Bank AG London	26	25	11/15/2011	1
Chinese Yuan (Buy)	Deutsche Bank AG London	93	93	02/03/2012	—
Chinese Yuan (Buy)	Deutsche Bank AG London	136	136	02/13/2012	—
Chinese Yuan (Buy)	Deutsche Bank AG London	92	92	02/01/2013	—
Chinese Yuan (Buy)	Deutsche Bank AG London	49	49	08/05/2013	—
Chinese Yuan (Buy)	Goldman Sachs International	36	36	02/01/2013	—
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	603	605	02/13/2012	(2)
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	14	14	02/01/2013	—
Chinese Yuan (Buy)	UBS AG	19	18	09/14/2011	1
Chinese Yuan (Buy)	UBS AG	31	31	02/13/2012	—
Chinese Yuan (Sell)	Deutsche Bank AG London	47	47	09/14/2011	—
Euro Currency (Sell)	Bank of America, N.A.	310	306	10/19/2011	(4)
Euro Currency (Sell)	Barclays Bank plc	202	199	10/19/2011	(3)
Euro Currency (Sell)	Credit Suisse London	1,810	1,762	10/19/2011	(48)
Hong Kong Dollar (Buy)	JP Morgan Chase Bank, N.A.	61	61	09/21/2011	—
Indian Rupee (Buy)	Barclays Capital	157	153	08/12/2011	4
Indian Rupee (Buy)	BNP Paribas SA	52	51	08/12/2011	1
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	199	199	07/12/2012	—
Indian Rupee (Sell)	JP Morgan Chase Bank, N.A.	209	208	08/12/2011	(1)
Japanese Yen (Sell)	Barclays Bank plc	335	321	10/17/2011	(14)
Japanese Yen (Sell)	Deutsche Bank AG London	197	192	10/17/2011	(5)
Malaysian Ringgit (Buy)	Barclays Capital	106	102	08/11/2011	4
Malaysian Ringgit (Buy)	Goldman Sachs International	126	124	08/11/2011	2
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	227	227	04/23/2012	—
Malaysian Ringgit (Sell)	JP Morgan Chase Bank, N.A.	232	229	08/11/2011	(3)
Mexican Peso (Buy)	Barclays Bank plc	303	300	11/18/2011	3
Mexican Peso (Sell)	Barclays Bank plc	96	96	11/18/2011	—
Mexican Peso (Sell)	Deutsche Bank AG London	96	96	11/18/2011	—
Norwegian Krone (Buy)	JP Morgan Chase Bank, N.A.	197	201	08/08/2011	(4)
Norwegian Krone (Sell)	Barclays Bank plc	101	99	08/08/2011	(2)
Singapore Dollar (Buy)	Barclays Bank plc	44	43	09/09/2011	1
Singapore Dollar (Buy)	Goldman Sachs International	165	161	09/09/2011	4

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	$301	$289	08/12/2011	$12
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	247	246	11/14/2011	1
South Korean Won (Sell)	Deutsche Bank AG London	34	33	08/12/2011	(1)
South Korean Won (Sell)	JP Morgan Chase Bank, N.A.	267	265	08/12/2011	(2)
South Korean Won (Sell)	JP Morgan Chase Bank, N.A.	100	100	10/12/2011	—
Swiss Franc (Sell)	JP Morgan Chase Bank, N.A.	197	184	08/08/2011	(13)
Taiwan Dollar (Buy)	Barclays Capital	197	200	01/11/2012	(3)

					$(80)

SWAP AGREEMENTS OPEN AT JULY 31, 2011

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	5.500%	06/15/2013	AUD$	1,500	$16
Bank of America, N.A.	Brazil Cetip Interbank Deposit	Pay	12.485	01/02/2014	R$	4,100	(16)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	11.910	01/02/2013		100	—
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.510	01/02/2014		300	(1)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		700	2
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.510	01/02/2013		3,300	—
Deutsche Bank AG	British Bankers’ Association LIBOR JPY 6-Month	Receive	1.000	12/21/2018		¥90,000	(7)
Bank of America, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	3.000	06/15/2018		$500	(30)
Bank of America, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	3.500	06/15/2021		2,000	(45)
Goldman Sachs Bank USA	British Bankers’ Association LIBOR USD 3-Month	Receive	3.500	06/15/2021		1,700	(89)
Goldman Sachs Bank USA	British Bankers’ Association LIBOR USD 3-Month	Receive	3.250	12/21/2021		300	(4)
Goldman Sachs Bank USA	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/15/2040		100	(4)
JP Morgan Chase Bank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	2.750	12/15/2020		400	2
Bank of America, N.A.	EUR-EURIBOR-Act 6-Month	Receive	3.143	12/20/2040		€1,300	(10)

Interest Rate Swaps							$(186)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Alcoa Inc. Senior Bond 5.720% due 02/23/2019	Buy	1.000%	06/20/2016	1.87%	$4	$3	$100	$1
Goldman Sachs International	Carnival Corporation Senior Bond 6.650% due 01/15/2028	Buy	1.000	09/20/2016	1.14	1	1	100	—
Bank of America, N.A.	Dow Jones CDX North America High Yield Index Series 15 5Y-0.037%	Buy	5.000	12/20/2015	4.49	(2)	(4)	100	2
Bank of America, N.A.	Dow Jones CDX North America High Yield Index Series 16 5Y-0.037%	Buy	5.000	06/20/2016	4.94	(4)	(23)	1,400	19
Barclays Bank plc	Dow Jones CDX North America High Yield Index Series 15 5Y-0.037%	Buy	5.000	12/20/2015	4.49	(4)	(7)	200	3
BNP Paribas S.A.	Dow Jones CDX North America High Yield Index Series 15 5Y-0.037%	Buy	5.000	12/20/2015	4.49	(4)	(7)	200	3
Citibank, N.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y-0.037%	Sell	1.000	12/20/2015	0.82	—	—	100	—
UBS AG	Dow Jones CDX North America Investment Grade Index Series 15 5Y-0.037%	Buy	1.000	12/20/2015	0.82	(4)	(4)	600	—

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250%	03/20/2016	1.14%	$(4)	$(4)	$100	$—
HSBC Bank USA, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	06/20/2016	0.88	7	14	100	(7)
Bank of America, N.A.	Kingdom of Sweden 3.125% due 05/07/2014	Buy	0.250	09/20/2021	0.59	3	2	100	1
Bank of America, N.A.	Kingdom of Sweden 3.125% due 05/07/2014	Buy	0.250	09/20/2021	0.59	3	2	100	1
Bank of America, N.A.	Kohl’s Corporation Senior Bond 6.250% due 12/15/2017	Buy	1.000	06/20/2016	0.88	(1)	(2)	100	1
Goldman Sachs International	Markit CMBX North America Series AAA.3-0.037%	Buy	0.080	12/13/2049	1.57	3	2	100	1
Goldman Sachs International	Markit CMBX North America Series AAA.4-0.037%	Buy	0.350	02/17/2051	1.73	7	14	100	(7)
Bank of America, N.A.	Marriott International, Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000	09/20/2016	1.15	1	1	100	—
Bank of America, N.A.	Nordstrom, Inc. Senior Bond 6.950% due 03/15/2028	Buy	1.000	09/20/2016	0.92	—	—	100	—
Bank of America, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.55	(2)	(2)	100	—
JP Morgan Chase Bank, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.55	(2)	(2)	100	—
Bank of America, N.A.	Wal-Mart Stores, Inc. Senior Bond 5.875% due 04/05/2027	Buy	1.000	06/20/2021	0.69	(3)	(3)	100	—

Credit Default Swaps									$18

Total Swaps									$(168)

WRITTEN OPTIONS OPEN AT JULY 31, 2011

Description	Number of Shares/Contracts	Strike Price/Rate	Expiration Date	Value (000s)
Credit Default Option 5 year (Call)	(400,000)	3.75%	12/21/2011	$(4)
Credit Default Option 5 year (Call)	(600,000)	4.00	12/21/2011	(7)
Credit Default Option 5 year (Put)	(10,000,000)	1.00	09/21/2011	(33)
Credit Default Option 5 year (Put)	(500,000)	1.20	08/17/2011	—
Forward Volatility Swaption 1 year (Call)	(200,000)	0.53	10/11/2011	(1)
Interest Rate Swap Option 10 year (Call)	(100,000)	3.00	10/12/2011	(1)
Interest Rate Swap Option 10 year (Call)	(100,000)	3.00	10/12/2011	(1)
Interest Rate Swap Option 10 year (Call)	(100,000)	3.00	03/11/2013	(3)
Interest Rate Swap Option 10 year (Call)	(200,000)	3.00	03/11/2013	(6)
Interest Rate Swap Option 30 year (Call)	(100,000)	3.59	08/24/2011	—
Interest Rate Swap Option 10 year (Put)	(100,000)	3.50	10/12/2011	(1)
Interest Rate Swap Option 10 year (Put)	(100,000)	3.50	10/12/2011	(1)
Credit Default Option 5 year (Put)	(25,000,000)	$101.50	12/21/2011	(1,038)
Eurodollar Futures Option–CME (Call)	(1)	99.38	09/19/2011	(1)
Eurodollar Futures Option–CME (Put)	(1)	99.38	09/19/2011	—
U.S. Treasury Notes-30 year Future (Call)	(1)	132.00	08/26/2011	—

Written options outstanding, at value (premiums received of $985)				$(1,097)

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2011

Par Value (000s)	Security	Value (000s)
$(7,000)	Federal National Mortgage Association TBA	$(7,346)
(700)	U.S. Treasury Notes	(736)

	Fixed Income Investments Sold Short, at value (proceeds $8,030)	$(8,082)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$1,681	$—	$1,681
Bank Loan Obligations	—	1,090	—	1,090
Collateralized Mortgage Obligations	—	1,885	86	1,971
Convertible Bonds	—	694	—	694
Convertible Preferred Stocks	—	6	—	6
Corporate Bond & Notes	—	6,373	—	6,373
Foreign Government Obligations	—	1,875	—	1,875
Mortgage Pass-Through	—	12,513	—	12,513
Municipal Bonds	—	614	—	614
Purchased Options	—	1,109	—	1,109
U.S. Government Obligations	—	3,296	—	3,296
Short-Term Investments
Repurchase Agreements	—	5,600	—	5,600
U.S. Government Agencies	—	1,300	—	1,300
U.S. Treasury Bills	—	992	—	992

Total Investments in Securities	—	39,028	86	39,114

Investments in Other Financial Instruments
Forward Currency Contracts	—	(80)	—	(80)
Futures Contracts	(72)	54	—	(18)
Investments Sold Short	—	(8,082)	—	(8,082)
Options-Written	(1)	(1,096)	—	(1,097)
Swap Agreements	—	(168)	—	(168)

Total Investments in Other Financial Instruments	(73)	(9,372)	—	(9,445)

Total Investments	$(73)	$29,656	$86	$29,669

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Ending Balance as of 07/31/2011 (000s)[w]
Collateralized Mortgage Obligations	$—	$87	$(2)	$—	$—	$1	$—	$86

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$1,116	$(1,096)
Foreign Exchange Contracts	45	(122)
Interest Rate Contracts	100	(297)

Total	$1,261	$(1,515)

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Step coupon security.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2011.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $3,023 or 11% of net assets.

4	Variable rate security. The stated rate represents the rate in effect at July 31, 2011.

5	MTN after the name of a security stands for Medium Term Note.

6	REMICs are CMOs that can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2011. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 to the Notes to Portfolios of Investments).

8	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	At July 31, 2011, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Notes to Portfolios of Investments). The securities pledged had an aggregate market value of $1,331, or 5% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread profited as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as profit under the terms of that particular swap agreement.

w	The net unrealized appreciation/(depreciation) as of July 31, 2011 per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2011
Collateralized Mortgage Obligations	$1

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 18.1%)

COMMON STOCKS—72.7%
Shares		Value (000s)

AUTO COMPONENTS—1.4%
1,977	BorgWarner Inc. (US)*	$157

AUTOMOBILES—0.7%
2,524	Tesla Motors Inc. (US)	71

CHEMICALS—2.5%
1,699	Monsanto Company (US)	125
1,790	PPG Industries Inc. (US)	151

		276

COMMERCIAL BANKS—2.7%
11,398	U.S. Bancorp. (US)	297

COMPUTERS & PERIPHERALS—2.3%
650	Apple Inc. (US)*	254

DISTRIBUTORS—1.1%
72,000	Li & Fung Ltd. (HK)	120

COMMON STOCKS—Continued
Shares		Value (000s)

DIVERSIFIED CONSUMER SERVICES—0.7%
4,200	Anhanguera Educacional Participacoes SA (BR)	$82

ELECTRICAL EQUIPMENT—6.8%
3,240	Rockwell Automation Inc. (US)	232
14,458	Sensata Technologies Holding NV (US)*	513

		745

ENERGY EQUIPMENT & SERVICES—1.9%
2,522	National Oilwell Varco Inc. (US)	203

FOOD PRODUCTS—2.8%
1,104	Green Mountain Coffee Roasters Inc. (US)*	115
2,712	Mead Johnson Nutrition Company (US)	193

		308

HEALTH CARE PROVIDERS & SERVICES—1.5%
9,300	Odontoprev SA (BR)	159

HEALTH CARE TECHNOLOGY—1.8%
10,955	Allscripts Healthcare Solutions Inc. (US)*	199

HOTELS, RESTAURANTS & LEISURE—1.1%
3,171	Home Inns & Hotels Management Inc. ADR (CHN)[1]	122

INDUSTRIAL CONGLOMERATES—1.9%
3,600	Jardine Matheson Holdings Ltd. (SGP)	206

INTERNET & CATALOG RETAIL—0.4%
1,157	HomeAway Inc. (US)	46

INTERNET SOFTWARE & SERVICES—5.6%
2,088	Baidu Inc. ADR (CHN)[1]*	328
2,161	Cornerstone OnDemand Inc. (US)*	35
1,902	Opentable Inc. (US)*	135
2,981	Youku.com Inc. ADR (CHN)[1]*	110

		608

IT SERVICES—3.1%
4,006	VISA Inc. (US)	343

MACHINERY—0.8%
927	Joy Global Inc. (US)	87

MEDIA—6.4%
17,589	British Sky Broadcasting Group plc (UK)	205
4,897	Discovery Communications Inc. (US)*	195
8,437	Time Warner Inc. (US)	297

		697

OIL, GAS & CONSUMABLE FUELS—6.8%
1,016	Amyris Inc. (US)*	24
1,206	Apache Corporation (US)	149
2,810	Seadrill Ltd. (BM)	98
14,046	Targa Resources Corp. (US)	474

		745

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
2,300	Avago Technologies Ltd. (SGP)	77
3,072	Mellanox Technologies Ltd. (US)*	107

		184

SOFTWARE—5.6%
8,426	Electronic Arts Inc. (US)*	187
8,984	Oracle Corp. (US)	275
7,203	SolarWinds Inc. (US)*	155

		617

SPECIALTY RETAIL—8.1%
941	AutoZone Inc. (US)*	269
2,682	RUE21 Inc. (US)*	88

19

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

1,106	Teavana Holdings Inc. (US)	$31
5,495	TJX Cos. Inc. (US)	304
5,350	Williams-Sonoma Inc. (US)	198

		890

TEXTILES, APPAREL & LUXURY GOODS—1.3%
2,057	PVH Corp. (US)	147

THRIFTS & MORTGAGE FINANCE—2.1%
19,028	First Niagara Financial Group Inc. (US)	233

TRANSPORTATION INFRASTRUCTURE—1.6%
122,000	Hutchison Port Holdings Trust (SGP)	93
5,313	Wesco Aircraft Holdings Inc. (US)	79

		172

TOTAL COMMON STOCKS (Cost $7,853)		7,968

CORPORATE BONDS & NOTES—6.4%
Principal Amount (000s)

COMMERCIAL BANKS—2.8%
$288,000	Wells Fargo Capital XV (US) 9.750%—09/29/2049[2]	306

DIVERSIFIED FINANCIAL SERVICES—1.4%
149,000	Bank of America Corporation (US) 8.125%—05/15/2018[2,3]	154

HEALTH CARE PROVIDERS & SERVICES—2.2%
226,000	HCA Inc. (US) 9.250%—11/15/2016	242

TOTAL CORPORATE BONDS & NOTES (Cost $704)		702

PREFERRED STOCKS—2.8%
Shares		Value (000s)

COMMERCIAL BANKS—0.1%
464	Fifth Third Capital Trust VI (US)	$12

CONSUMER FINANCE—2.7%
12,100	Ally Financial Inc. (US)	298

TOTAL PREFERRED STOCKS (Cost $316)		310

SHORT-TERM INVESTMENTS—13.9%
(Cost $1,525)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,525	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $1,560)	1,525

TOTAL INVESTMENTS—95.8% (Cost $10,398)		10,505

CASH AND OTHER ASSETS, LESS LIABILITIES—4.2%		464

TOTAL NET ASSETS—100.0%		$10,969

WRITTEN OPTIONS OPEN AT JULY 31, 2011

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Equity Option—Baidu Inc. (Call)	(10)	$180.00	08/20/2011	$(1)
Equity Option—Monsanto Co. (Call)	(16)	75.00	08/20/2011	(2)

Written options outstanding, at value (premiums received of $2)				$(3)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Auto Components	$157	$—	$—	$157
Automobiles	71	—	—	71
Chemicals	276	—	—	276
Commercial Banks	297	—	—	297
Computers & Peripherals	254	—	—	254
Distributors	—	120	—	120
Diversified Consumer Services	82	—	—	82
Electrical Equipment	745	—	—	745

20

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Energy Equipment & Services	$203	$—	$—	$203
Food Products	308	—	—	308
Health Care Providers & Services	159	—	—	159
Health Care Technology	199	—	—	199
Hotels, Restaurants & Leisure	122	—	—	122
Industrial Conglomerates	206	—	—	206
Internet & Catalog Retail	46	—	—	46
Internet Software & Services	608	—	—	608
IT Services	343	—	—	343
Machinery	87	—	—	87
Media	492	205	—	697
Oil, Gas & Consumable Fuels	745	—	—	745
Semiconductors & Semiconductor Equipment	184	—	—	184
Software	617	—	—	617
Specialty Retail	890	—	—	890
Textiles, Apparel & Luxury Goods	147	—	—	147
Thrifts & Mortgage Finance	233	—	—	233
Transportation Infrastructure	172	—	—	172
Corporate Bonds & Notes
Commercial Banks	—	306	—	306
Diversified Financial Services	—	154	—	154
Health Care Providers & Services	—	242	—	242
Preferred Stocks
Commercial Banks	12	—	—	12
Consumer Finance	298	—	—	298
Short-Term Investments
Repurchase Agreements	—	1,525	—	1,525

Total Investments in Securities	$7,953	$2,552	$—	$10,505

Investments in Other Financial Instruments
Options-Written	—	(3)	—	(3)

Total Investments	$7,953	$2,549	$—	$10,502

There were no Level 3 holdings at July 31, 2011, and no significant transfers between levels during the period March 1, 2011 (inception) through July 31, 2011.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$—	$(3)

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	Perpetuity bond. The maturity date represents the next callable date.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2011.

BM	Bermuda.

BR	Brazil.

CHN	China.

HK	Hong Kong.

SGP	Singapore.

UK	United Kingdom.

US	United States.

The accompanying notes are an integral part of the Portfolio of Investments.

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 30 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund and Harbor Flexible Capital Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible preferred securities other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, and swaps agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Commodity Real Return Fund and Harbor Unconstrained Bond Fund used futures contracts to gain exposure to the fixed income or commodity asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Commodity Real Return Fund and Harbor Unconstrained Bond Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values or commodity prices. During the period, Harbor Flexible Capital Fund wrote option contracts to manage its exposure to the equity markets. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Commodity Real Return Fund and Harbor Unconstrained Bond Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Commodity Real Return Fund and Harbor Unconstrained Bond Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2011 for Harbor Commodity Real Return Fund and Harbor Unconstrained Bond Fund is $15,000 and $300, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure of underlying reference assets or securities.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure of underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price, and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Inflation-Indexed Bonds

During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, such Fund will maintain in a segregated account with the Fund’s custodian, or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside on a Fund’s records, while the commitment is outstanding.

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Short Sales

During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account or set aside in the Fund’s records. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Foreign Forward Currency Contracts

A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Commodity Real Return Fund and Harbor Unconstrained Bond Fund used foreign forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The foreign forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Commodity Real Return Fund and Harbor Unconstrained Bond Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Repurchase Agreements

During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Basis for Consolidation for the Harbor Commodity Real Return Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of July 31, 2011, the Subsidiary represented approximately $44,208 or approximately 14% of the net assets of Harbor Commodity Real Return Strategy Fund.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”) with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

29

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2011 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$484,835	$8,456	$(1,702)	$6,754
Harbor Unconstrained Bond Fund*	38,496	726	(108)	618
Harbor Flexible Capital Fund	10,398	420	(313)	107

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

30

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.SMF.0711

Quarterly Schedule of Portfolio Holdings

July 31, 2011

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	N/A

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	N/A

Harbor Real Return Fund	HARRX	HRRRX	N/A

Harbor Money Market Fund	HARXX	HRMXX	N/A

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments 1.0%)

CONVERTIBLE BONDS—90.9%
Principal Amount (000s)		Value (000s)

AIRLINES—2.7%
	Bristow Group Inc.
$2,000	3.000%—06/15/2038	$2,055

BIOTECHNOLOGY—4.2%
	Amgen Inc.
1,500	0.375%—02/01/2013	1,509
	Gilead Sciences Inc.
1,500	1.000%—05/01/2014[1]	1,688

		3,197

BUILDING PRODUCTS—2.6%
	Lennar Corporation
2,000	2.000%—12/01/2020[1]	2,005

CONVERTIBLE BONDS—Continued

Principal Amount (000s)		Value (000s)

COMMUNICATIONS EQUIPMENT—3.5%
	Arris Group Inc.
$1,250	2.000%—11/15/2026	$1,317
	Equinix Inc.
1,250	2.500%—04/15/2012	1,325

		2,642

CONSUMER FINANCE—1.7%
	Euronet Worldwide Inc.
1,250	3.500%—10/15/2025	1,256

CONTAINERS & PACKAGING—2.2%
	Owens-Brockway Glass Container Inc.
1,750	3.000%—06/01/2015[1]	1,687

DIVERSIFIED FINANCIAL SERVICES—1.9%
	Affiliated Managers Group Inc.
1,250	3.950%—08/15/2038	1,405

DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
	Alaska Communications Systems Group Inc.
350	5.750%—03/01/2013	361
350	6.250%—05/01/2018[1]	319

		680

	Level 3 Communications Inc.
1,500	3.500%—06/15/2012	1,498

		2,178

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
	General Cable Corporation
1,250	0.875%—11/15/2013	1,317

ENERGY EQUIPMENT & SERVICES—4.0%
	Exterran Energy Corp.
1,750	4.750%—01/15/2014	1,743
	Superior Energy Services
1,250	1.500%—12/15/2026[2]	1,311

		3,054

FOOD PRODUCTS—1.7%
	Archer-Daniels-Midland Company
1,250	0.875%—02/15/2014	1,317

HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
	Hologic Inc.
1,750	2.000%—12/15/2037[2]	1,691
	Medtronic Inc.
1,250	1.625%—04/15/2013	1,274
	NuVasive Inc.
600	2.750%—07/01/2017	585

		3,550

HEALTH CARE PROVIDERS & SERVICES—4.7%
	Health Care REIT Inc.
1,500	3.000%—12/01/2029	1,691
	LifePoint Hospitals Inc.
1,750	3.500%—05/15/2014	1,844

		3,535

HOUSEHOLD DURABLES—0.7%
	Griffon Corporation
550	4.000%—01/15/2017[1]	536

INTERNET SOFTWARE & SERVICES—1.0%
	WebMD Health Corp.
850	2.250%—03/31/2016[1]	777

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued

Principal Amount (000s)		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—4.1%
	Charles River Laboratories International Inc.
$1,750	2.250%—06/15/2013	$1,831
	Integra LifeSciences Holdings Corporation
1,250	2.375%—06/01/2012[1]	1,253

		3,084

MACHINERY—3.3%
	Greenbrier Cos Inc.
550	3.500%—04/01/2018[1]	508
	Trinity Industries Inc.
2,000	3.875%—06/01/2036	1,990

		2,498

MARINE—2.2%
	Hornbeck Offshore Services Inc.
1,750	1.625%—11/15/2026[2]	1,682

MEDIA—5.5%
	Central European Media Enterprises Ltd.
1,500	5.000%—11/15/2015	1,331
	Inmarsat plc
1,300	1.750%—11/16/2017	1,546
	The Interpublic Group of Companies Inc.
1,250	4.250%—03/15/2023	1,310

		4,187

METALS & MINING—2.3%
	Patriot Coal Corporation
1,750	3.250%—05/31/2013	1,715

OIL, GAS & CONSUMABLE FUELS—10.8%
	Bill Barrett Corporation
2,000	5.000%—03/15/2028	2,065
	Chesapeake Energy Corp.
1,750	2.500%—05/15/2037	1,938
	Goodrich Petroleum Corporation
1,750	5.000%—10/01/2029	1,746
	Helix Energy Solutions Group Inc.
1,500	3.250%—12/15/2025	1,519
	Hercules Offshore Inc.
1,000	3.375%—06/01/2038[2]	937

		8,205

PHARMACEUTICALS—1.7%
	Mylan Inc.
1,250	1.250%—03/15/2012	1,325

REAL ESTATE INVESTMENT TRUSTS (REITs)—4.8%
	Alexandria Real Estate Equities Inc.
1,250	3.700%—01/15/2027[1]	1,267
	Host Hotels & Resorts LP
1,250	2.625%—04/15/2027[1]	1,259
	ProLogis LP
1,000	3.250%—03/15/2015	1,153

		3,679

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.8%
	Advanced Micro Devices Inc.
1,400	6.000%—05/01/2015	1,432
	Linear Technology Corporation
1,250	3.000%—05/01/2027	1,303
	Micron Technology Inc.
1,500	1.875%—06/01/2014	1,453

CONVERTIBLE BONDS—Continued

Principal Amount (000s)		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
	SanDisk Corp.
$1,750	1.000%—05/15/2013	$1,700

		5,888

SPECIALTY RETAIL—3.4%
	Group 1 Automotive Inc.
1,250	2.250%—06/15/2036[2]	1,331
	RadioShack Corporation
1,250	2.500%—08/01/2013[1]	1,247

		2,578

TEXTILES, APPAREL & LUXURY GOODS—2.6%
	Iconix Brand Group Inc.
1,000	1.875%—06/30/2012	1,051
850	2.500%—06/01/2016[1]	886

		1,937

WIRELESS TELECOMMUNICATION SERVICES—2.2%
	Leap Wireless International Inc.
1,750	4.500%—07/15/2014	1,671

TOTAL CONVERTIBLE BONDS (Cost $69,613)		68,960

CONVERTIBLE PREFERRED STOCKS—2.8%
(Cost $2,175)

Shares
COMMUNICATIONS EQUIPMENT—2.8%
	Lucent Technologies Capital Trust I
2,200	7.750%—03/15/2017	2,155

CORPORATE BONDS & NOTES—5.3%
Principal Amount (000s)
COMMERCIAL SERVICES & SUPPLIES—0.1%
	Iron Mountain Inc.
$100	8.375%—08/15/2021	108

COMMUNICATIONS EQUIPMENT—1.5%
	Avaya Inc.
1,100	9.750%—11/01/2015	1,125

CONSUMER FINANCE—1.1%
	Ally Financial Inc.
750	7.500%—09/15/2020	790

HEALTH CARE PROVIDERS & SERVICES—0.3%
	HCA Inc.
250	6.500%—02/15/2020	254

HOUSEHOLD PRODUCTS—1.5%
	Sealy Mattress Co.
1,100	8.250%—06/15/2014	1,111

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.7%
	RRI Energy Inc.
550	7.875%—06/15/2017	555

MACHINERY—0.1%
	Mueller Water Products Inc.
100	7.375%—06/01/2017	96

TOTAL CORPORATE BONDS & NOTES (Cost $4,044)		4,039

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—1.0%
(Cost $724)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$724	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $741)	$724

TOTAL INVESTMENTS—100.0% (Cost $76,556)		75,878

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(7)

TOTAL NET ASSETS—100.0%		$75,871

FAIR VALUE MEASUREMENTS

Holdings in the Communications Equipment category valued at $2,155 are classified as Level 1. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolios of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2011, and no significant transfers between levels during the period May 1, 2011 (inception) through July 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $13,432 or 18% of net assets.

2	Step coupon security.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments, and forward positions of 9.1%)

ARGENTINA—3.3%
Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—1.8%
		Capex SA
	$103	10.000%—03/10/2018[1]	$103

	FOREIGN GOVERNMENT OBLIGATIONS—1.5%
		Argentina Bonos
	19	7.000%—10/03/2015	19
		Argentine Republic Government International Bond
ARD$	38	5.830%—12/31/20332,[3]	15
	€18	7.820%—12/31/2033[2]	19
	$26	8.280%—12/31/2033	23

			57

		Argentine Republic Government International GDP-Linked Bond[8]
	€63	0.000%—12/15/2035[2]	14

			90

	TOTAL ARGENTINA (Cost $188)		193

BRAZIL—11.4%
	CORPORATE BONDS & NOTES—2.7%
		BR Malls International Finance Ltd.
	$50	8.500%—01/21/2016[4]	53

BRAZIL—Continued

Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—Continued
		General Shopping Finance Ltd.
	$48	10.000%—11/09/20151,[4]	$51
		Mirabela Nickel Ltd.
	50	8.750%—04/15/2018[1]	51

			155

	CREDIT-LINKED NOTES—5.7%
		Barclays Bank plc MTN[5]
R$	200	10.000%—01/01/2021[1]	110
		JP Morgan Structured Products BV MTN[5]
	400	10.000%—05/11/2012	221

			331

	FOREIGN GOVERNMENT OBLIGATIONS—3.0%
		Brazilian Government International Bond
	$8	8.250%—01/20/2034	11
	23	8.875%—10/14/2019-04/15/2024	33

			44

		European Bank for Reconstruction & Development MTN[5]
R$	200	9.000%—04/28/2014	131

			175

	TOTAL BRAZIL (Cost $668)		661

CHINA—1.7%
	(Cost $101)
	CORPORATE BONDS & NOTES—1.7%
		Kaisa Group Holdings Ltd.
	$100	13.500%—04/28/2015	99

COLOMBIA—6.6%
	CREDIT-LINKED NOTES—1.8%
		Citigroup Funding Inc.
COL$	150,000	11.000%—07/27/2020	103

	FOREIGN GOVERNMENT OBLIGATIONS—4.8%
		Colombia Government International Bond
	$61	8.125%—05/21/2024	83
		Republic of Colombia
COL$	260,000	9.850%—06/28/2027	196

			279

	TOTAL COLOMBIA (Cost $370)		382

EL SALVADOR—0.4%
	(Cost $21)
	FOREIGN GOVERNMENT OBLIGATIONS—0.4%
		El Salvador Government International Bond
	$20	7.650%—06/15/2035	21

HUNGARY—0.7%
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Hungary Government Bond
HUD$	100	6.750%—08/22/2014	1
	7,600	8.000%—02/12/2015	42

	TOTAL HUNGARY (Cost $45)		43

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

INDONESIA—8.7%

Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—2.0%
		Bumi Investment Pte Ltd. MTN[5]
	$100	10.750%—10/06/2017	$116

	CREDIT-LINKED NOTES—3.7%
		Deutsche Bank AG MTN[5]
IDR$	1,700,000	8.250%—07/15/2021	218

	FOREIGN GOVERNMENT OBLIGATIONS—3.0%
		European Bank for Reconstruction & Development
	1,430,000	7.200%—06/08/2016	175

	TOTAL INDONESIA (Cost $490)		509

KAZAKHSTAN—0.6%
	(Cost $37)
	CORPORATE BONDS & NOTES—0.6%
		BTA Bank JSC
	$40	10.750%—07/01/2018[6]	34

MALAYSIA—8.7%
	CORPORATE BONDS & NOTES—2.3%
		Petronas Capital Ltd.
	100	7.875%—05/22/2022	131

	FOREIGN GOVERNMENT OBLIGATIONS—6.4%
		Malaysia Government Bond
MYR$	30	3.741%—02/27/2015	10
	1,000	4.262%—09/15/2016	349
	40	5.094%—04/30/2014	14

			373

	TOTAL MALAYSIA (Cost $501)		504

MEXICO—10.9%
	CORPORATE BONDS & NOTES—1.8%
		Axtel SAB de CV
	$10	7.625%—02/01/2017[1]	10
		Cemex SAB de CV
	100	9.000%—01/11/2018	95

			105

	FOREIGN GOVERNMENT OBLIGATIONS—9.1%
		Mexican Bonos
MEX$	3,480	8.000%—12/17/2015-06/11/2020	323
	1,150	8.500%—05/31/2029-11/18/2038	106

			429

		Mexico Government International Bond MTN[5]
	$6	5.125%—01/15/2020	7
	30	5.950%—03/19/2019	35
	15	6.750%—09/27/2034	18
	29	8.300%—08/15/2031	41

			101

			530

	TOTAL MEXICO (Cost $634)		635

PANAMA—1.0%
	(Cost $58)
Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—1.0%
		Panama Government International Bond
	$40	9.375%—04/01/2029	$61

PERU—2.2%
	CORPORATE BONDS & NOTES—1.8%
		Southern Copper Corporation
	100	6.750%—04/16/2040	106

	FOREIGN GOVERNMENT OBLIGATIONS—0.4%
		Peruvian Government International Bond
	15	8.750%—11/21/2033	22

	TOTAL PERU (Cost $119)		128

PHILIPPINES—1.0%
	(Cost $58)
	FOREIGN GOVERNMENT OBLIGATIONS—1.0%
		Philippine Government International Bond
	40	9.500%—02/02/2030	60

POLAND—5.2%
	FOREIGN GOVERNMENT OBLIGATIONS—5.2%
		Poland Government Bond
PLN$	580	5.500%—04/25/2015	211
		Poland Government International Bond
	$6	5.125%—04/21/2021	6
	75	6.375%—07/15/2019	86

			92

	TOTAL POLAND (Cost $308)		303

QATAR—2.1%
	(Cost $120)
	CORPORATE BONDS & NOTES—2.1%
		Qtel International Finance Ltd.
	100	7.875%—06/10/2019	122

RUSSIA—2.8%
	FOREIGN GOVERNMENT OBLIGATIONS—2.8%
		Russian Foreign Bond—Eurobond
	131	7.500%—03/31/2030[6]	157
	2	11.000%—07/24/2018	3

	TOTAL RUSSIA (Cost $157)		160

SOUTH AFRICA—9.0%
	FOREIGN GOVERNMENT OBLIGATIONS—9.0%
		South Africa Government Bond
ZAR$	270	6.750%—03/31/2021	36
	1,770	8.000%—12/21/2018	263
	550	10.500%—12/21/2026	97
	80	13.500%—09/15/2015	15

			411

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

SOUTH AFRICA—Continued

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		South Africa Government International Bond
	$100	5.500%—03/09/2020	$111

	TOTAL SOUTH AFRICA (Cost $512)		522

THAILAND—3.3%
	(Cost $197)
	FOREIGN GOVERNMENT OBLIGATIONS—3.3%
		Thailand Government Bond
THD$	5,950	3.125%—12/11/2015	$195

TURKEY—5.7%
	CORPORATE BONDS & NOTES—1.6%
		Yuksel Insaat AS
	$100	9.500%—11/10/2015	95

	FOREIGN GOVERNMENT OBLIGATIONS—4.1%
		Turkey Government Bond
TRD$	375	0.000%—11/07/2012-02/20/2013[7]	198
		Turkey Government International Bond
	$36	6.875%—03/17/2036	40

			238

	TOTAL TURKEY (Cost $350)		333

UKRAINE—1.8%
	(Cost $105)
	CORPORATE BONDS & NOTES—1.8%
		Ukreximbank Via Biz Finance plc
	100	8.375%—04/27/2015	106

URUGUAY—1.0%
(Cost $58)
Principal Amount (000s)		Value (000s)

FOREIGN GOVERNMENT OBLIGATIONS—1.0%
	Uruguay Government International Bond
$45	8.000%—11/18/2022	$59

VENEZUELA—2.8%
(Cost $160)
CORPORATE BONDS & NOTES—2.8%
	Petroleos de Venezuela SA
209	4.900%—10/28/2014	163

SHORT-TERM INVESTMENTS—8.6%
(Cost $498)
REPURCHASE AGREEMENTS
498	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal Home Loan Banks (market value $511)	498

TOTAL INVESTMENTS—99.5% (Cost $5,755)		5,791

CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		32

TOTAL NET ASSETS—100.0%		$5,823

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	$79	$79	08/02/2011	$—
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	20	20	09/02/2011	—
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	79	77	08/02/2011	(2)
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	71	71	09/02/2011	—
Chinese Yuan (Buy)	Morgan Stanley and Co. Inc.	50	50	11/14/2011	—
Chinese Yuan (Buy)	Morgan Stanley and Co. Inc.	53	53	05/16/2012	—
Chinese Yuan (Sell)	Morgan Stanley and Co. Inc.	50	50	11/14/2011	—
Colombian Peso (Sell)	Morgan Stanley and Co. Inc.	55	56	08/16/2011	1
Euro Currency (Buy)	Morgan Stanley and Co. Inc.	17	17	08/15/2011	—
Euro Currency (Sell)	Morgan Stanley and Co. Inc.	49	49	08/15/2011	—
Mexican Peso (Sell)	Morgan Stanley and Co. Inc.	30	30	09/01/2011	—
New Russian Ruble (Buy)	Morgan Stanley and Co. Inc.	26	25	08/19/2011	1
New Russian Ruble (Buy)	Morgan Stanley and Co. Inc.	302	296	09/20/2011	6
New Russian Ruble (Sell)	Morgan Stanley and Co. Inc.	26	25	08/19/2011	(1)
New Russian Ruble (Sell)	Morgan Stanley and Co. Inc.	28	27	09/20/2011	(1)
Philippine Peso (Buy)	Morgan Stanley and Co. Inc.	26	26	10/26/2011	—
South African Rand (Buy)	Morgan Stanley and Co. Inc.	27	26	08/18/2011	1
South African Rand (Sell)	Morgan Stanley and Co. Inc.	27	26	08/18/2011	(1)
South African Rand (Sell)	Morgan Stanley and Co. Inc.	56	56	08/29/2011	—
South African Rand (Sell)	Morgan Stanley and Co. Inc.	30	30	09/01/2011	—

					$4

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Argentina	$—	$103	$—	$103
Brazil	—	155	—	155
China	—	99	—	99
Indonesia	—	116	—	116
Kazakhstan	—	34	—	34
Malaysia	—	131	—	131
Mexico	—	105	—	105
Peru	—	106	—	106
Qatar	—	122	—	122
Turkey	—	95	—	95
Ukraine	—	106	—	106
Venezuela	—	163	—	163
Credit-Linked Notes
Brazil	—	331	—	331
Colombia	—	103	—	103
Indonesia	—	218	—	218
Foreign Government Obligations
Argentina	—	90	—	90
Brazil	—	175	—	175
Colombia	—	279	—	279
El Salvador	—	21	—	21
Hungary	—	43	—	43
Indonesia	—	175	—	175
Malaysia	—	373	—	373
Mexico	—	530	—	530
Panama	—	61	—	61
Peru	—	22	—	22
Philippines	—	60	—	60
Poland	—	303	—	303
Russia	—	160	—	160
South Africa	—	522	—	522
Thailand	—	195	—	195
Turkey	—	238	—	238
Uruguay	—	59	—	59
Short-Term Investments
Repurchase Agreements	—	498	—	498

	$—	$5,791	$—	$5,791

Investments in Other Financial Instruments
Forward Currency Contracts	—	4	—	4

Total	$—	$5,795	$—	$5,795

There were no Level 3 holdings at July 31, 2011 significant transfers between levels during the period May 1, 2011 (inception) through July 31, 2011.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$9	$(5)

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $325 or 6% of net assets.

2	Variable rate security. The stated rate represents the rate in effect at July 31, 2011.

3	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

4	Perpetuity bond. The maturity date represents the next callable date.

5	MTN after the name of a security stands for Medium Term Note.

6	Step coupon security.

7	Zero coupon bond.

8	Security is linked to the Argentine gross domestic product (“GDP”) and does not pay principal over the life of security or at expiration. Security entitles holder to receive only variable payments, subject to certain conditions, which are based on growth of Argentine GDP and the principal or “notional” value of this GDP-linked security.

ARD$	Argentine Peso.

R$	Brazilian Real.

COL$	Colombian Peso.

€	Euro.

HUD$	Hungarian Forint.

IDR$	Indonesian Rupiah.

MYR$	Malaysian Ringgit.

MEX$	Mexican Peso.

PLN$	Polish Zloty.

THD$	Thailand Baht.

TRD$	Turkish Lira.

ZAR$	South African Rand.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 4.7%)

BANK LOAN OBLIGATIONS—6.0%

Principal Amount (000s)		Value (000s)

CAPITAL MARKETS—0.5%
	Nuveen Investments Inc. First-Lien Term Loan
$5,552	5.752%—05/13/2017[1]	$5,555
2,000	Second-Lien Term Loan 12.500%—07/09/2015[1]	2,129

		7,684

CHEMICALS—0.1%
	Univar Inc. Term Loan B
1,903	5.000%—06/30/2017[1]	1,902

COMMERCIAL SERVICES & SUPPLIES—0.5%
	Hertz Corporation Tranche Term Loan B
3,491	3.750%—02/16/2018[1]	3,487
	ServiceMaster Company Delayed Term Loan
379	2.690%—07/24/2014[1]	368
	Closing Date Loan
4,799	2.713%—07/24/2014[1]	4,650

		5,018

		8,505

COMMUNICATIONS EQUIPMENT—0.3%
	Avaya Inc. Term Loan
5,186	4.755%—10/24/2014[1]	4,998

CONTAINERS & PACKAGING—0.1%
	Reynolds Group Issuer Inc.
1,297	Term Loan 4.250%—01/28/2018[1]	1,288

ENERGY EQUIPMENT & SERVICES—0.2%
	Hercules Offshore Inc. Term Loan
3,725	7.500%—07/11/2013[1]	3,727

FOOD & STAPLES RETAILING—0.4%
	US FoodService Term Loan
3,044	2.690%—07/03/2014[1]	2,894
4,485	Term Loan B 5.750%—05/06/2017[1]	4,433

		7,327

FOOD PRODUCTS—0.1%
	Del Monte Foods Co. Term Loan
1,650	4.500%—11/26/2017[1]	1,647

HEALTH CARE PROVIDERS & SERVICES—1.0%
	Emergency Medical Services Corporation Term Loan B
4,090	5.250%—04/27/2012[1]	4,068
	inVentiv Health Inc. Term Loan
6,435	6.500%—08/04/2016[1]	6,409
	MultiPlan Inc. Term Loan B
7,508	4.750%—08/26/2017[1]	7,477

		17,954

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

HOTELS, RESTAURANTS & LEISURE—0.2%
	MGM Mirage Term Loan E
$3,500	7.000%—02/21/2014[1]	$3,439

HOUSEHOLD PRODUCTS—0.2%
	Spectrum Brands Holdings Inc. Term Loan
3,987	5.313%—06/16/2016[1]	4,018

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
	GenOn Energy Inc. Term Loan
2,270	6.000%—09/20/2017[1]	2,272

INTERNET SOFTWARE & SERVICES—0.2%
	US TelePacific Inc. Term Loan
3,243	5.750%—02/18/2017[1]	3,241

MEDIA—1.5%
	Advantage Sales & Marketing LLC Second-Lien Term Loan
1,000	9.250%—06/18/2018[1]	1,015
	Affinion Group Inc. Term Loan B
4,843	5.000%—10/09/2016[1]	4,837
	Cengage Learning Acquisitions Inc. Term Loan
3,600	2.500%—07/03/2014[1]	3,174
	Cumulus Media Inc. Term Loan
2,000	1.250%—02/11/2019[1]	2,012
4,000	Second-Tier Term Loan 1.500%—08/30/2018[1]	3,986

		5,998

	Intelsat Jackson Holdings SA Term Loan B
1,800	3.246%—02/02/2014[1]	1,718
	Jostens Term Loan
3,479	5.250%—12/28/2016[1]	3,461
	Univision Communications Inc. First-Lien Term Loan
5,471	4.437%—03/31/2017[1]	5,194

		25,397

OIL, GAS & CONSUMABLE FUELS—0.3%
	Frac Tech Services Inc. Term Loan B
4,401	6.250%—05/15/2016[1]	4,401

SPECIALTY RETAIL—0.3%
	Toys R Us Inc. Term Loan B
4,963	6.000%—08/17/2016[1]	4,976

TOTAL BANK LOAN OBLIGATIONS (Cost $100,919)		102,776

CONVERTIBLE BONDS—5.8%
BIOTECHNOLOGY—0.2%
	Gilead Sciences Inc.
3,500	1.000%—05/01/2014[2]	3,938

BUILDING PRODUCTS—0.2%
	Lennar Corporation
2,500	2.000%—12/01/2020[2]	2,506

CONVERTIBLE BONDS—Continued

Principal Amount (000s)		Value (000s)

CONTAINERS & PACKAGING—0.2%
	Owens-Brockway Glass Container Inc.
$3,400	3.000%—06/01/2015[2]	$3,277

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	General Cable Corporation
5,350	0.875%—11/15/2013	5,638

FOOD & STAPLES RETAILING—0.1%
	Pantry Inc.
1,750	3.000%—11/15/2012	1,754

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	Hologic Inc.
9,300	2.000%—12/15/2037[3]	8,986

HEALTH CARE PROVIDERS & SERVICES—0.4%
	LifePoint Hospitals Inc.
6,500	3.500%—05/15/2014	6,849

INTERNET SOFTWARE & SERVICES—0.4%
	WebMD Health Corp.
7,550	2.250%—03/31/2016[2]	6,899

LIFE SCIENCES TOOLS & SERVICES—0.0%
	Integra LifeSciences Holdings Corporation
750	2.375%—06/01/2012[2]	752

MACHINERY—0.4%
	Trinity Industries Inc.
6,500	3.875%—06/01/2036	6,467

MARINE—0.2%
	Hornbeck Offshore Services Inc.
2,750	1.625%—11/15/2026[3]	2,644

METALS & MINING—0.2%
	Patriot Coal Corporation
3,500	3.250%—05/31/2013	3,430

OIL, GAS & CONSUMABLE FUELS—0.9%
	Chesapeake Energy Corp.
8,800	2.500%—05/15/2037	9,746
	Goodrich Petroleum Corporation
700	5.000%—10/01/2029	698
	Helix Energy Solutions Group Inc.
4,850	3.250%—12/15/2025	4,911

		15,355

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
	Advanced Micro Devices Inc.
8,754	6.000%—05/01/2015	8,951
	Linear Technology Corporation
4,000	3.000%—05/01/2027	4,170
	Micron Technology Inc.
6,500	1.875%—06/01/2014	6,297

		19,418

TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Iconix Brand Group Inc.
3,150	1.875%—06/30/2012	3,311

WIRELESS TELECOMMUNICATION SERVICES—0.5%
	Leap Wireless International Inc.
8,500	4.500%—07/15/2014	8,117

TOTAL CONVERTIBLE BONDS (Cost $95,927)		99,341

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE PREFERRED STOCKS—0.8%
(Cost $14,730)

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—0.8%
	Lucent Technologies Capital Trust I
14,950	7.750%—03/15/2017	$14,644

CORPORATE BONDS & NOTES—82.7%
Principal Amount (000s)
AEROSPACE & DEFENSE—0.9%
	Esterline Technologies Corporation
$5,000	7.000%—08/01/2020	5,325
	Huntington Ingalls Industries Inc.
4,200	7.125%—03/15/2021[2]	4,357
	Moog Inc.
500	7.250%—06/15/2018	534
	RBS Global Inc.
1,500	8.500%—05/01/2018	1,628
	Spirit Aerosystems Inc.
4,000	6.750%—12/15/2020	4,100

		15,944

AUTO COMPONENTS—1.8%
	American Axle & Manufacturing Inc.
1,850	7.875%—03/01/2017	1,899
2,025	9.250%—01/15/2017[2]	2,245

		4,144

	Cooper-Standard Automotive Inc.
2,575	8.500%—05/01/2018	2,746
	Dana Holding Corp.
1,900	6.750%—02/15/2021	1,940
	Goodyear Tire & Rubber Company
6,320	8.750%—08/15/2020	7,110
1,300	10.500%—05/15/2016	1,471

		8,581

	Lear Corporation
2,000	7.875%—03/15/2018	2,167
4,200	8.125%—03/15/2020	4,620

		6,787

	Tenneco Automotive Inc.
2,750	8.125%—11/15/2015	2,901
	Tenneco Inc.
3,305	6.875%—12/15/2020	3,437
	TRW Automotive Inc.
1,000	7.000%—03/15/2014[2]	1,100

		31,636

AUTOMOBILES—0.4%
	Chrysler Group LLC
1,550	8.250%—06/15/2021[2]	1,527
	Jaguar Land Rover plc
4,700	8.125%—05/15/2021[2]	4,782

		6,309

BEVERAGES—0.3%
	Constellation Brands Inc.
4,750	7.250%—09/01/2016-05/15/2017	5,233

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

BUILDING PRODUCTS—0.5%
	Masco Corporation
$1,500	6.125%—10/03/2016	$1,535
	USG Corporation
2,000	8.375%—10/15/2018[2]	1,960
6,000	9.750%—01/15/2018	5,805

		7,765

		9,300

CAPITAL MARKETS—0.2%
	Nuveen Investments Inc.
3,150	10.500%—11/15/2015	3,300

CHEMICALS—1.8%
	Ferro Corporation
4,400	7.875%—08/15/2018	4,653
	Hexion U.S. Finance Corp.
3,950	8.875%—02/01/2018	4,207
	Huntsman International LLC
3,000	5.500%—06/30/2016	2,985
	Ineos Finance plc
1,500	9.000%—05/15/2015[2]	1,594
	Ineos Group Holdings plc
5,200	8.500%—02/15/2016[2]	5,239
	Lyondell Chemical Co.
2,834	8.000%—11/01/2017[2]	3,216
	PolyOne Corporation
8,600	7.375%—09/15/2020	9,180
	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	103

		31,177

COMMERCIAL BANKS—0.8%
	CIT Group Inc.
5,000	5.250%—04/01/2014[2]	5,038
9,250	7.000%—05/02/2016[2]	9,296

		14,334

COMMERCIAL SERVICES & SUPPLIES—4.9%
	ACCO Brands Corporation
6,400	7.625%—08/15/2015	6,496
1,400	10.625%—03/15/2015	1,570

		8,066

	ARAMARK Holdings Corp.
5,100	8.625%—05/01/2016[1,2]	5,278
	Ashtead Capital Inc.
2,530	9.000%—08/15/2016[2]	2,644
	Brickman Group Holdings Inc.
1,850	9.125%—11/01/2018[2]	1,901
	Cenveo Corporation
2,175	7.875%—12/01/2013	2,083
1,900	8.875%—02/01/2018	1,848

		3,931

	Geo Group Inc.
200	7.750%—10/15/2017	215
	Hertz Corporation
2,000	6.750%—04/15/2019[2]	2,010
500	7.375%—01/15/2021[2]	514
6,250	7.500%—10/15/2018[2]	6,484
325	8.875%—01/01/2014	335

		9,343

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	Iron Mountain Inc.
$2,950	6.625%—01/01/2016	$2,965
1,660	8.000%—06/15/2020	1,751

		4,716

	RR Donnelley & Sons Co.
1,600	7.625%—06/15/2020	1,660
	RR Donnelley & Sons Company
3,100	7.250%—05/15/2018	3,194
	RSC Equipment Rental Inc.
3,000	8.250%—02/01/2021	3,113
3,448	9.500%—12/01/2014	3,590
850	10.250%—11/15/2019	954

		7,657

	ServiceMaster Company
9,680	10.750%—07/15/2015[1,2]	10,237
	United Rentals North America Inc.
9,250	8.375%—09/15/2020	9,666
3,450	9.250%—12/15/2019	3,877
2,250	10.875%—06/15/2016	2,590

		16,133

	West Corporation
6,400	7.875%—01/15/2019[2]	6,416
1,750	8.625%—10/01/2018[2]	1,824
1,000	11.000%—10/15/2016	1,066

		9,306

		84,281

COMMUNICATIONS EQUIPMENT—1.6%
	Avaya Inc.
2,000	7.000%—04/01/2019[2]	1,945
8,925	9.750%—11/01/2015	9,126

		11,071

	CommScope Inc.
9,000	8.250%—01/15/2019[2]	9,405
	Equinix Inc.
3,500	7.000%—07/15/2021	3,649
	Viasat Inc.
3,150	8.875%—09/15/2016	3,323

		27,448

CONSTRUCTION MATERIALS—0.3%
	Texas Industries Inc.
6,000	9.250%—08/15/2020	5,932

CONSUMER FINANCE—2.1%
	Ally Financial Inc.
5,000	6.875%—08/28/2012	5,175
11,250	7.500%—09/15/2020	11,855

		17,030

	Ford Motor Credit Co. LLC
10,000	5.000%—05/15/2018	10,079
5,250	8.125%—01/15/2020	6,249

		16,328

	Trans Union LLC/TransUnion Financing Corp.
1,600	11.375%—06/15/2018	1,836

		35,194

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

CONTAINERS & PACKAGING—2.5%
	Ardagh Packaging Finance plc
$2,500	7.375%—10/15/2017[2]	$2,594
8,500	9.125%—10/15/2020[2]	9,010

		11,604

	Cascades Inc.
3,750	7.750%—12/15/2017	3,900
	Crown Americas LLC
2,000	7.625%—05/15/2017	2,165
	Graham Packaging Co. LP
4,800	8.250%—01/01/2017-10/01/2018	5,112
2,500	9.875%—10/15/2014	2,575

		7,687

	Greif Inc.
1,000	7.750%—08/01/2019	1,098
	Reynolds Group Issuer Inc.
3,500	8.250%—02/15/2021[2]	3,246
8,000	8.500%—10/15/2016[2]	8,380
3,500	8.750%—05/15/2018[2]	3,377
1,600	9.000%—04/15/2019[2]	1,600

		16,603

		43,057

DIVERSIFIED CONSUMER SERVICES—1.1%
	ARAMARK Corporation
900	5.000%—06/01/2012	918
10,500	8.500%—02/01/2015	10,972

		11,890

	Education Management LLC
2,800	8.750%—06/01/2014	2,874
	Mac-Gray Corp.
450	7.625%—08/15/2015	461
	Service Corporation International
1,350	6.750%—04/01/2016	1,465
1,500	7.375%—10/01/2014	1,650
250	7.625%—10/01/2018	280

		3,395

		18,620

DIVERSIFIED TELECOMMUNICATION SERVICES—6.1%
	CCO Holdings LLC
10,000	7.250%—10/30/2017	10,600
3,100	7.875%—04/30/2018	3,348
2,350	8.125%—04/30/2020	2,591

		16,539

	Cincinnati Bell Inc.
7,500	8.750%—03/15/2018	7,219
	Frontier Communications Corporation
6,000	8.250%—04/15/2017	6,615
3,500	8.500%—04/15/2020	3,859

		10,474

	Level 3 Escrow Inc.
8,000	8.125%—07/01/2019[2]	8,080
	PAETEC Holding Corp.
3,850	8.875%—06/30/2017	4,158
5,000	9.500%—07/15/2015	5,238
2,500	9.875%—12/01/2018	2,694

		12,090

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Qwest Capital Funding Inc.
$3,580	6.500%—11/15/2018	$3,670
	Qwest Communications International Inc.
6,650	7.500%—02/15/2014	6,766
	TW Telecom Holdings Inc.
3,050	8.000%—03/01/2018	3,286
	Wind Acquisition Finance SA
1,850	7.250%—02/15/2018[2]	1,850
6,800	11.750%—07/15/2017[2]	7,573

		9,423

	Windstream Corporation
600	7.000%—03/15/2019	614
12,700	7.750%—10/15/2020	13,525
8,300	7.875%—11/01/2017	8,912
3,000	8.125%—09/01/2018	3,225

		26,276

		103,823

ELECTRIC UTILITIES—1.1%
	Ipalco Enterprises Inc.
500	7.250%—04/01/2016[2]	560
	NRG Energy Inc.
2,000	7.375%—01/15/2017	2,103
3,650	7.875%—05/15/2021[2]	3,686
11,750	8.250%—09/01/2020	12,161

		17,950

		18,510

ELECTRICAL EQUIPMENT—0.1%
	Sensata Technologies BV
900	6.500%—05/15/2019[2]	914

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
	CDW Escrow Corporation
14,750	8.500%—04/01/2019[2]	14,639
	Sanmina-SCI Corporation
4,800	7.000%—05/15/2019[2]	4,692
7,600	8.125%—03/01/2016	7,971

		12,663

		27,302

ENERGY EQUIPMENT & SERVICES—2.4%
	Basic Energy Services Inc.
5,500	7.750%—02/15/2019[2]	5,651
	Bristow Group Inc.
1,500	7.500%—09/15/2017	1,579
	Compagnie Générale de Géophysique-Veritas
5,100	6.500%—06/01/2021[2]	5,062
2,000	7.750%—05/15/2017	2,080
1,000	9.500%—05/15/2016	1,100

		8,242

	Complete Production Services Inc.
5,000	8.000%—12/15/2016	5,275
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018[2]	6,105
	Helix Energy Solutions Group Inc.
1,600	9.500%—01/15/2016[2]	1,688
	Hornbeck Offshore Services Inc.
6,750	8.000%—09/01/2017	6,935

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

ENERGY EQUIPMENT & SERVICES—Continued
	Key Energy Services Inc.
$2,250	6.750%—03/01/2021	$2,329
	Precision Drilling Corporation
4,000	6.625%—11/15/2020	4,150

		41,954

FOOD & STAPLES RETAILING—1.5%
	Ingles Markets Inc.
2,500	8.875%—05/15/2017	2,700
	NBTY Inc.
3,000	9.000%—10/01/2018	3,221
	Pantry Inc.
3,000	7.750%—02/15/2014	3,023
	Stater Brothers Holdings
3,850	7.750%—04/15/2015	4,018
	SUPERVALU Inc.
6,500	7.500%—11/15/2014	6,654
	Susser Holdings LLC
2,150	8.500%—05/15/2016	2,306
	Tops Markets LLC
4,000	10.125%—10/15/2015	4,285

		26,207

FOOD PRODUCTS—1.8%
	Del Monte Foods Co.
8,400	7.625%—02/15/2019[2]	8,683
	Dole Foods Company Inc.
1,250	8.000%—10/01/2016[2]	1,330
	Michael Foods Inc.
1,500	9.750%—07/15/2018[2]	1,628
	Pinnacle Foods Finance LLC
6,000	8.250%—09/01/2017	6,352
8,297	9.250%—04/01/2015	8,650

		15,002

	TreeHouse Foods Inc.
3,500	7.750%—03/01/2018	3,749

		30,392

HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
	Alere Inc.
5,000	7.875%—02/01/2016	5,137
	Biomet Inc.
6,000	10.000%—10/15/2017	6,570
6,650	11.625%—10/15/2017	7,357

		13,927

	DJO Finance LLC
1,000	7.750%—04/15/2018[2]	1,021
6,000	9.750%—10/15/2017[2]	6,120
2,000	10.875%—11/15/2014	2,153

		9,294

	Universal Hospital Services Inc.
5,150	8.500%—06/01/2015[1,2]	5,343

		33,701

HEALTH CARE PROVIDERS & SERVICES—5.3%
	AMGH Merger Sub Inc.
7,500	9.250%—11/01/2018[2]	8,062
	Capella Healthcare Inc.
4,500	9.250%—07/01/2017[2]	4,781

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	DaVita Inc.
$3,000	6.375%—11/01/2018	$3,071
	Endo Pharmaceuticals Holdings Inc.
1,860	7.000%—12/15/2020[2]	1,948
10,000	7.250%—01/15/2022[2]	10,550

		12,498

	HCA Inc.
2,250	6.300%—10/01/2012	2,318
7,300	6.375%—01/15/2015	7,483
1,200	6.500%—02/15/2016	1,233
2,950	6.500%—02/15/2020	3,002
3,700	7.500%—02/15/2022	3,765

		17,801

	LifePoint Hospitals Inc.
4,000	6.625%—10/01/2020	4,105
	MultiPlan Inc.
7,000	9.875%—09/01/2018[2]	7,542
	Omega Healthcare Investors Inc.
5,150	6.750%—10/15/2022	5,266
	Tenet Healthcare Corporation
10,500	8.000%—08/01/2020	10,762
4,250	9.000%—05/01/2015	4,548

		15,310

	Universal Health Services Inc.
2,900	7.000%—10/01/2018	3,031
	Vanguard Health Holding Co. II LLC
9,400	8.000%—02/01/2018	9,682
	Vanguard Health Systems Inc.
1,085	0.000%—02/01/2016[4]	727

		91,876

HEALTH CARE TECHNOLOGY—0.2%
	MedAssets Inc.
2,700	8.000%—11/15/2018[2]	2,741

HOTELS, RESTAURANTS & LEISURE—3.7%
	Ameristar Casinos Inc.
1,650	7.500%—04/15/2021[2]	1,724
	Boyd Gaming Corporation
2,075	6.750%—04/15/2014	2,078
4,165	7.125%—02/01/2016	3,915
10,300	9.125%—12/01/2018[2]	10,673

		16,666

	Felcor Escrow Holdings LLC
3,900	6.750%—06/01/2019[2]	3,822
	Isle of Capri Casinos Inc.
7,100	7.000%—03/01/2014	7,136
3,250	7.750%—03/15/2019[2]	3,331

		10,467

	MGM Resorts International
2,250	9.000%—03/15/2020	2,514
2,100	10.375%—05/15/2014	2,410

		4,924

	Penn National Gaming Inc.
500	6.750%—03/01/2015	513
2,750	8.750%—08/15/2019	3,046

		3,559

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

HOTELS, RESTAURANTS & LEISURE—Continued
	Pinnacle Entertainment Inc.
$2,250	7.500%—06/15/2015	$2,329
3,700	8.625%—08/01/2017	4,042
7,250	8.750%—05/15/2020	7,794

		14,165

	Scientific Games Corporation
200	7.875%—06/15/2016[2]	210
7,400	8.125%—09/15/2018	7,788

		7,998

	Speedway Motorsports Inc.
850	8.750%—06/01/2016	931

		64,256

HOUSEHOLD DURABLES—0.5%
	Jarden Corporation
4,500	7.500%—01/15/2020	4,747
750	8.000%—05/01/2016	818

		5,565

	Spectrum Brands Holdings Inc.
3,250	9.500%—06/15/2018	3,632

		9,197

HOUSEHOLD PRODUCTS—0.6%
	Central Garden Co.
5,000	8.250%—03/01/2018	5,175
	Sealy Mattress Co.
3,750	8.250%—06/15/2014	3,787
1,655	10.875%—04/15/2016[2]	1,858

		5,645

		10,820

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
	AES Corporation
4,150	7.375%—07/01/2021[2]	4,300
	Calpine Corporation
5,000	7.500%—02/15/2021[2]	5,200
8,150	7.875%—07/31/2020[2]	8,639

		13,839

	Mirant Americas Generation LLC
8,375	8.500%—10/01/2021	8,584
	RRI Energy Inc.
3,550	7.625%—06/15/2014	3,710
4,250	7.875%—06/15/2017	4,293

		8,003

		34,726

INDUSTRIAL CONGLOMERATES—0.6%
	Calcipar SA
1,950	6.875%—05/01/2018[2]	1,974
	Pinafore LLC
7,650	9.000%—10/01/2018[2]	8,396

		10,370

INTERNET & CATALOG RETAIL—0.2%
	QVC Inc.
750	7.375%—10/15/2020[2]	831
2,600	7.500%—10/01/2019[2]	2,879

		3,710

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

INTERNET SOFTWARE & SERVICES—0.2%
	Equinix Inc.
$2,850	8.125%—03/01/2018	$3,149

IT SERVICES—1.3%
	Interactive Data Corp.
7,250	10.250%—08/01/2018	8,120
	SunGard Data Systems Inc.
4,200	7.375%—11/15/2018	4,284
7,222	10.250%—08/15/2015	7,511
2,000	10.625%—05/15/2015	2,185

		13,980

		22,100

LEISURE EQUIPMENT & PRODUCTS—0.2%
	Easton-Bell Sports Inc.
3,000	9.750%—12/01/2016	3,326

MACHINERY—1.5%
	Actuant Corporation
2,450	6.875%—06/15/2017	2,511
	Arvinmeritor Inc.
5,000	8.125%—09/15/2015	5,212
2,750	10.625%—03/15/2018	3,080

		8,292

	Manitowoc Company Inc.
3,300	9.500%—02/15/2018	3,647
	Mueller Water Products Inc.
1,750	7.375%—06/01/2017	1,680
	Oshkosh Corporation
2,750	8.250%—03/01/2017	2,984
	SPX Corporation
1,500	6.875%—09/01/2017[2]	1,616
	Terex Corporation
3,400	8.000%—11/15/2017	3,481
1,750	10.875%—06/01/2016	2,017

		5,498

		26,228

MEDIA—11.3%
	Affinion Group Inc.
4,350	11.500%—10/15/2015	4,491
	Allbritton Communications Company
5,000	8.000%—05/15/2018	5,162
	AMC Networks Inc.
5,525	7.750%—07/15/2021[2]	5,829
	Belo Corp.
2,900	8.000%—11/15/2016	3,176
	Bresnan Broadband Holdings LLC
1,650	8.000%—12/15/2018[2]	1,720
	Cablevision Systems Corporation
1,000	7.750%—04/15/2018	1,073
4,050	8.000%—04/15/2020	4,455
1,000	8.625%—09/15/2017	1,110

		6,638

	Cengage Learning Acquisitions Inc.
3,900	10.500%—01/15/2015[2]	3,354
	Cequel Communications Holdings I LLC
5,000	8.625%—11/15/2017[2]	5,344

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

MEDIA—Continued
	Clear Channel Worldwide Holdings Inc.
$3,000	9.250%—12/15/2017	$3,293
	CSC Holdings LLC
250	7.625%—07/15/2018	274
	Cumulus Media Inc.
7,000	7.750%—05/01/2019[2]	6,755
	Dish DBS Corp.
3,000	6.625%—10/01/2014	3,206
7,500	6.750%—06/01/2021[2]	7,781
3,250	7.125%—02/01/2016	3,486

		14,473

	EH Holding Corporation
12,500	7.625%—06/15/2021[2]	12,937
	Gannett Co. Inc.
5,000	7.125%—09/01/2018[2]	5,125
	GCI Inc.
5,000	6.750%—06/01/2021[2]	5,088
	Gray Television Inc.
11,000	10.500%—06/29/2015	11,467
	Inmarsat Finance plc
3,000	7.375%—12/01/2017[2]	3,199
	Intelsat Jackson Holdings SA
5,175	7.250%—10/15/2020[2]	5,246
1,950	7.500%—04/01/2021[2]	1,984

		7,230

	Intelsat Luxembourg SA
9,500	11.250%—02/04/2017	10,189
	Interpublic Group
1,000	10.000%—07/15/2017	1,188
	Lamar Media Corporation
5,450	6.625%—08/15/2015	5,549
3,750	7.875%—04/15/2018	4,003

		9,552

	LIN Television Corporation
6,000	6.500%—05/15/2013	6,030
	Mediacom Broadband LLC
3,135	8.500%—10/15/2015	3,256
	Mediacom Capital Corp.
6,800	9.125%—08/15/2019	7,276
	Nexstar Broadcasting Inc.
3,200	8.875%—04/15/2017	3,384
	Nielsen Finance LLC
4,050	7.750%—10/15/2018[2]	4,313
652	11.625%—02/01/2014	761

		5,074

	Quebecor Media Inc.
8,126	7.750%—03/15/2016	8,451
	Sirius XM Radio Inc.
7,750	8.750%—04/01/2015[2]	8,680
	Telesat Inc.
2,200	11.000%—11/01/2015	2,420
	Unitymedia Hessen GmbH & Co. KG
5,650	8.125%—12/01/2017[2]	6,102
	Valassis Communications Inc.
3,600	6.625%—02/01/2021	3,618

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

MEDIA—Continued
	Videotron Ltee
$1,215	6.875%—01/15/2014	$1,235
	Virgin Media Finance plc
3,000	9.500%—08/15/2016	3,390
	XM Satellite Radio Inc.
7,500	7.625%—11/01/2018[2]	7,987

		193,387

METALS & MINING—3.0%
	Alpha Natural Resources Inc.
8,150	6.250%—06/01/2021	8,476
	Arch Coal Inc.
13,250	7.250%—06/15/2021[2]	13,979
2,000	8.750%—08/01/2016	2,230

		16,209

	FMG Resources August 2006 Pty Ltd.
5,000	6.875%—02/01/2018[2]	5,225
9,500	7.000%—11/01/2015[2]	9,892

		15,117

	JMC Steel Group
3,700	8.250%—03/15/2018[2]	3,857
	Steel Dynamics Inc.
1,750	6.750%—04/01/2015	1,813
250	7.375%—11/01/2012	265
3,250	7.750%—04/15/2016	3,453

		5,531

	United States Steel Corporation
2,000	7.375%—04/01/2020	2,088

		51,278

MULTILINE RETAIL—0.4%
	Neiman Marcus Group Inc.
4,474	10.375%—10/15/2015	4,709
	Sears Holdings Corporation
2,000	6.625%—10/15/2018[2]	1,835

		6,544

OIL, GAS & CONSUMABLE FUELS—7.3%
	Bill Barrett Corporation
3,000	9.875%—07/15/2016	3,405
	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	6,744
	Consol Energy Inc.
3,500	8.000%—04/01/2017	3,876
4,500	8.250%—04/01/2020	5,029

		8,905

	Continential Resources Inc.
1,400	8.250%—10/01/2019	1,547
	Copano Energy LLC
500	7.125%—04/01/2021	514
1,750	7.750%—06/01/2018	1,829

		2,343

	Delphi Corporation
6,000	6.125%—05/15/2021[2]	6,090
	Denbury Resources Inc.
4,300	6.375%—08/15/2021	4,440
3,088	8.250%—02/15/2020	3,428

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
$2,000	9.750%—03/01/2016	$2,245

		10,113

	Eagle Rock Energy Partners LP
6,400	8.375%—06/01/2019[2]	6,568
	El Paso Corporation
850	7.000%—06/15/2017	989
1,500	7.250%—06/01/2018	1,747

		2,736

	Exco Resources Inc.
7,475	7.500%—09/15/2018	7,456
	Ferrell Gas LP
2,550	9.125%—10/01/2017	2,748
	Ferrellgas LP/Ferrellgas Finance Corp.
4,350	6.500%—05/01/2021	4,219
	Inergy Finance Corp.
4,400	6.875%—08/01/2021[2]	4,427
5,000	7.000%—10/01/2018	5,125

		9,552

	James River Escrow Inc.
2,000	7.875%—04/01/2019[2]	2,025
	Linn Energy LL
3,000	7.750%—02/01/2021[2]	3,210
	Markwest Energy Partners LP
3,900	6.750%—11/01/2020	4,168
1,000	8.750%—04/15/2018	1,100

		5,268

	Oasis Petroleum Inc.
3,550	7.250%—02/01/2019[2]	3,665
	Oil States International Inc.
6,250	6.500%—06/01/2019[2]	6,391
	Patriot Coal Corporation
900	8.250%—04/30/2018	949
	Petrohawk Energy Corporation
5,500	6.250%—06/01/2019[2]	6,380
	Pioneer Natural Resources Co.
1,000	6.650%—03/15/2017	1,106
250	6.875%—05/01/2018	276

		1,382

	Plains Exploration & Production Company
6,100	7.625%—06/01/2018-04/01/2020	6,619
1,100	10.000%—03/01/2016	1,248

		7,867

	Regency Energy Partners LP
4,350	6.500%—07/15/2021	4,546
10,000	6.875%—12/01/2018	10,650

		15,196

		124,759

PAPER & FOREST PRODUCTS—0.4%
	Boise Paper Holdings LLC
1,500	8.000%—04/01/2020	1,586
1,000	9.000%—11/01/2017	1,098

		2,684

	Graphic Package International Inc.
3,000	7.875%—10/01/2018	3,270

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

PAPER & FOREST PRODUCTS—Continued
$1,000	9.500%—06/15/2017	$1,112

		4,382

		7,066

PHARMACEUTICALS—1.2%
	Mylan Inc.
2,000	6.000%—11/15/2018[2]	2,055
	Valeant Pharmaceuticals International
9,750	6.750%—10/01/2017[2]	9,580
3,000	6.875%—12/01/2018[2]	2,925

		12,505

	Warner Chilcott Company LLC
5,750	7.750%—09/15/2018[2]	5,836

		20,396

PROFESSIONAL SERVICES—0.4%
	FTI Consulting Inc.
6,600	6.750%—10/01/2020	6,765
500	7.750%—10/01/2016	522

		7,287

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	MPT Operating Partnership LP/MPT Finance Corp.
2,500	6.875%—05/01/2021[2]	2,463

ROAD & RAIL—0.8%
	Avis Budget Car Rental LLC
1,867	7.625%—05/15/2014	1,914
3,500	7.750%—05/15/2016	3,605
5,900	8.250%—01/15/2019	6,114
1,750	9.625%—03/15/2018	1,905

		13,538

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
	Advanced Micro Devices Inc.
7,250	7.750%—08/01/2020	7,667
4,250	8.125%—12/15/2017	4,537

		12,204

	MEMC Electronic Materials Inc.
1,250	7.750%—04/01/2019[2]	1,200

		13,404

SPECIALTY RETAIL—2.9%
	Academy Ltd./Academy Finance Corp.
5,100	9.250%—08/01/2019[2]	5,202
	Limited Brands Inc.
1,500	6.900%—07/15/2017	1,627
1,800	8.500%—06/15/2019	2,079

		3,706

	Michaels Stores Inc.
5,950	7.750%—11/01/2018[2]	5,980
7,600	11.375%—11/01/2016	8,160
2,100	13.000%—11/01/2016[3]	2,200

		16,340

	Needle Merger Sub Corp.
3,400	8.125%—03/15/2019[2]	3,451
	Penske Automotive Group Inc.
7,150	7.750%—12/15/2016	7,507
	Rent-A-Center Inc/TX
1,000	6.625%—11/15/2020	1,018

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—Continued
	Sally Holdings LLC
$200	9.250%—11/15/2014	$210
	Toys R US — Delaware Inc.
4,000	7.375%—09/01/2016[2]	4,140
	Toys R Us Property Co. I LLC
1,000	10.750%—07/15/2017	1,130
	Toys R Us Property Co. II LLC
1,500	8.500%—12/01/2017	1,612
	Yankee Acquisition Corp.
5,350	8.500%—02/15/2015	5,564

		49,880

TEXTILES, APPAREL & LUXURY GOODS—1.0%
	Hanesbrands Inc.
8,750	6.375%—12/15/2020	8,750
2,150	8.000%—12/15/2016	2,373

		11,123

	Levi Strauss & Co.
2,800	7.625%—05/15/2020	2,831
630	8.875%—04/01/2016	662

		3,493

	YCC Holdings LLC
2,615	10.250%—02/15/2016[1,2]	2,654

		17,270

TRADING COMPANIES & DISTRIBUTORS—0.1%
	Interline Brands Inc.
2,400	7.000%—11/15/2018	2,466

WIRELESS TELECOMMUNICATION SERVICES—0.9%
	Buccaneer Merger Sub Inc.
4,000	9.125%—01/15/2019[2]	4,205
	Nextel Communications Inc.
7,325	7.375%—08/01/2015	7,362
	Sprint Nextel Corporation
3,000	8.375%—08/15/2017	3,292

		14,859

TOTAL CORPORATE BONDS & NOTES (Cost $1,354,465)		1,421,664

SHORT-TERM INVESTMENTS—4.0%
(Cost $68,143)
REPURCHASE AGREEMENTS
68,143	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $69,507)	68,143

TOTAL INVESTMENTS—99.3% (Cost $1,634,184)		1,706,568

CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		11,453

TOTAL NET ASSETS—100.0%		$1,718,021

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Holdings in the Communications Equipment category valued at $14,644 are classified as Level 1. All other holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments

1	Variable rate security. The stated rate represents the rate in effect at July 31, 2011.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $524,972 or 31% of net assets.

3	Step coupon security.

4	Zero coupon bond.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of –1.0%)

ASSET-BACKED SECURITIES—1.3%

Principal Amount (000s)		Value (000s)

	Access Group Inc.
	Series 2008-1 Cl. A
$17,557	1.553%—10/27/2025[1]	$17,721
	Asset Backed Funding Certificates
	Series 2005-HE2 Cl. M1
2,589	0.667%—06/25/2035[1]	2,548
	Citibank Omni Master Trust
	Series 2009-A8 Cl. A8
3,910	2.287%—05/16/2016[1,2]	3,958
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
273	0.667%—12/25/2031[1]	139
	Series 2005-15 Cl. 1AF3
14,187	5.450%—04/25/2036[3]	13,640

		13,779

	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
282	0.247%—11/25/2036[1]	198
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
225	0.257%—12/25/2036[1]	151
	HSBC Home Equity Loan Trust
	Series 2007-1 Cl. AS
6,022	0.386%—03/20/2036[1]	5,275
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A1
10	0.237%—12/25/2036[1]	10
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
111	0.747%—10/25/2034[1]	88
	Magnolia Funding Ltd.
	Series 2010-1A Cl. A1
€3,436	3.000%—04/20/2017[2]	4,952
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-FM1 Cl. A1B
$2,217	0.507%—05/25/2036[1]	2,157

ASSET-BACKED SECURITIES—Continued

Principal Amount (000s)		Value (000s)

	Securitized Asset Backed Receivables LLC Trust
	Series 2007-HE1 Cl. 2A2
$1,004	0.247%—12/25/20361,*	$315
	SLM Student Loan Trust
	Series 2008-2 Cl. A1
287	0.553%—04/25/2014[1]	287
	Series 2009-CT Cl. 1A
4,412	2.350%—04/15/2039[1,2]	4,423
	Series 2010-C Cl. A2
1,900	2.837%—12/16/2019[1,2]	1,943

		6,653

	Small Business Administration Participation Certificates
	Series 2003-20I Cl.1
460	5.130%—09/01/2023	498
	Series 2009-20A Cl.1
8,362	5.720%—01/01/2029	9,413
	Series 2008-20H Cl.1
24,339	6.020%—08/01/2028	27,655
	Series 2001-20A Cl.1
865	6.290%—01/01/2021	951

		38,517

TOTAL ASSET-BACKED SECURITIES (Cost $92,572)		96,322

BANK LOAN OBLIGATIONS—0.3%
	Ford Motor Company
	Term Loan
2,562	2.940%—12/16/2013[1]	2,564
	Petroleum Export Ltd.
	Term Loan B
6,285	3.247%—12/20/2012[1,2]	6,248
	Springleaf Financial Corporation
	Term Loan
16,800	5.500%—05/10/2017[1]	16,468

TOTAL BANK LOAN OBLIGATIONS (Cost $25,442)		25,280

CERTIFICATES OF DEPOSIT—0.5%
(Cost $39,989)
	Intessa Sanpaolo SpA
40,000	2.375%—12/21/2012	38,693

COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
1,202	2.187%—02/25/2045[1]	1,048
	Arkle Master Issuer plc
	Series 2006-1A Cl. 4A2
96,759	0.351%—02/17/2052[1,2]	96,590
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A1B
€3,683	2.620%—05/16/2047[1,2]	5,292
	Series 2010-1A Cl. A2B
11,400	2.820%—05/16/2047[1,2]	16,379

		21,671

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

	Banc of America Funding Corporation
	Series 2005-D Cl. A1
$1,698	2.758%—05/25/2035[1]	$1,620
	Banc of America Large Loan Inc.
	Series 2010-HLTN Cl. HLTN
5,348	1.937%—11/15/2013[1,2]	4,969
	Bank of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-4 Cl. A4
2,500	5.731%—02/10/2051[3]	2,736
	BCAP LLC Trust
	Series 2011-RR4 Cl. 8A1
8,882	5.250%—02/26/2036[2]	8,909
	Series 2011-RR5 Cl. 12A1
18,000	5.250%—08/26/2037[2]	17,982	[z]
	Series 2011-RR5 Cl. 12A1
1,200	5.835%—03/26/2037[2,3]	955	[z]

		27,846

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2003-1 Cl. 6A1
478	2.727%—04/25/2033[3]	429
	Series 2000-2 Cl. A1
69	3.191%—11/25/2030[1]	67

		496

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
2,294	0.347%—01/25/2037[1]	1,769
	Series 2005-4 Cl. 23A1
2,713	2.629%—05/25/2035[3]	2,094
	Series 2005-7 Cl. 22A1
1,372	2.870%—09/25/2035[3]	979

		4,842

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR7 Cl. A3
2,745	5.116%—02/11/2041[3]	2,967
	Series 2007-PW15 Cl. A4
700	5.331%—02/11/2044	738
	Series 2006-PW11 Cl. A4
1,810	5.453%—03/11/2039[3]	1,999
	Series 2007-T26 Cl. A4
2,100	5.471%—01/12/2045[3]	2,311
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/11/2050	6,945
	Series 2007-PW17 Cl. AAB
7,700	5.703%—06/11/2050	8,252
	Series 2006-PW12 Cl. A4
2,410	5.720%—09/11/2038[3]	2,679

		25,891

	Chase Mortgage Finance Corporation
	Series 2005-A1 Cl. 1A1
15,123	5.383%—12/25/2035[1]	14,311
	Series 2006-A1 Cl. 4A1
8,491	6.009%—09/25/2036[1]	8,043

		22,354

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
2,600	5.322%—12/11/2049	2,749
	Commercial Mortgage Pass Through Certificates
	Series 2006-C8 Cl. A4
7,700	5.306%—12/10/2046	8,284

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
$19,673	0.526%—11/20/2035[1]	$12,384
	Series 2005-20CB Cl. 2A5
7,553	5.500%—07/25/2035	6,448

		18,832

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB9 Cl. 1A1
4,600	2.786%—02/20/2035[3]	3,719
	Series 2005-HYB9 Cl. 3A2A
871	3.017%—11/20/2025[1]	676
	Series 2004-22 Cl. A3
2,732	3.095%—11/25/2034[3]	2,132
	Series 2003-10 Cl. A2
19	5.750%—05/25/2033	19

		6,546

	Credit Suisse Mortgage Capital Certificates
	Series 2006-C2 Cl. A3
700	5.661%—03/15/2039[3]	764
	European Loan Conduit
	Series 25X Cl. A
€829	1.570%—05/15/2019[1]	1,097
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$10,149	5.688%—03/25/2036[1]	9,256
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
3	6.750%—08/25/2031	3
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3 Cl. A4
300	4.799%—08/10/2042[3]	323
	Series 2007-GG9 Cl. A4
2,500	5.444%—03/10/2039	2,689

		3,012

	GSR Mortgage Loan Trust
	Series 2005-AR6 Cl. 2A1
7,879	2.780%—09/25/2035[1]	7,449
	Series 2005-AR7 Cl. 6A1
2,757	5.170%—11/25/2035[3]	2,708

		10,157

	Harborview Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
612	0.407%—05/19/2035[1]	410
	Series 2004-8 Cl. 2A3
2,062	0.597%—11/19/2034[1]	1,223

		1,633

	Indymac ARM Trust
	Series 2001-H2 Cl. A2
13	1.929%—01/25/2032[1]	10
	Indymac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
3,119	2.496%—01/25/2036[3]	1,867
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2010-C2 Cl. A3
11,800	4.070%—11/15/2043[2]	11,570
	Series 2006-LDP9 Cl. A3
5,300	5.336%—05/15/2047	5,671
	Series 2007-LDPX Cl. A3
15,100	5.420%—01/15/2049	16,052
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[3]	1,731

		35,024

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

	LB-UBS Commercial Mortgage Trust
	Series 2006-C6 Cl. A4
$2,200	5.372%–09/15/2039	$2,419
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
1,972	0.397%—02/25/2036[1]	1,404
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 A3
2,600	5.172%—12/12/2049[3]	2,781
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[3]	1,924

		4,705

	MLCC Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
466	0.437%—11/25/2035[1]	394
	Morgan Stanley Capital I
	Series 2007-XLFA Cl. A1
791	0.247%—10/15/2020[1,2]	780
	Series 2006-HQ8 Cl. A4
1,200	5.417%—03/12/2044[3]	1,321
	Series 2007-IQ16 Cl. A4
400	5.809%—12/12/2049	437
	Series 2007-IQ15 Cl. A4
12,400	5.879%—06/11/2049[3]	13,584

		16,122

	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
2,100	5.800%—08/12/2045[2,3]	2,314
	Residential Funding Mortgage Securities I
	Series 2006-SA1 Cl. 2A1
749	5.601%—02/25/2036[3]	538
	Sovereign Commercial Mortgage Securities Trust
	Series 2007-C1 Cl. A2
922	5.863%—07/22/2030[2,3]	955
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
2,134	0.437%—07/19/2035[1]	1,753
	Structured Asset Securities Corporation
	Series 2001-21A Cl. 1A1
35	2.313%—01/25/2032[1]	30
	Series 2002-1A Cl. 4A
33	2.680%—02/25/2032[1]	32

		62

	Thornburg Mortgage Securities Trust
	Series 2006-6 Cl. A1
1,658	0.297%—12/26/2036[1]	1,642
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-WHL7 Cl. A1
8,135	0.277%—08/11/2018[1,2]	7,847
	Series 2007-C32 Cl. A4FL
2,600	0.362%—09/15/2011[1,2]	2,087
	Series 2006-C29 Cl. A4
2,000	5.308%—11/15/2048	2,181
	Series 2006-C23 Cl. A5
11,800	5.416%—01/15/2045[3]	12,896

		25,011

	Washington Mutual Pass Through Certificates
	Series 2005-AR13 Cl. A1A1
649	0.477%—10/25/2045[1]	533
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR2 Cl. A1
3,155	2.747%—03/25/2036[3]	2,771

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

	Series 2006-AR2 Cl. IIA5
$14,862	4.807%—03/25/2036[1]	$12,419

		15,190

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $365,468)		382,339

COMMON STOCKS—0.0%
(Cost $2)

Shares
AUTOMOBILES—0.0%
94	General Motors Co.	3

CONVERTIBLE BONDS—0.5%
(Cost $35,011)
Principal Amount (000s)
	Transocean Inc.
$37,600	1.500%—12/15/2037	37,647

CONVERTIBLE PREFERRED STOCKS—0.0%
(Cost $17,691)

Shares
INSURANCE—0.0%
	American International Group Inc.
363,200	8.500%—08/01/2011	436

CORPORATE BONDS & NOTES—31.9%
Principal Amount (000s)
	AES Corporation
$1,300	7.375%—07/01/2021[2]	1,347
	AK Transneft OJSC Via TransCapitalInvest Ltd.
2,200	8.700%—08/07/2018[2]	2,731
	Allstate Life Global Funding Trusts MTN[5]
4,600	5.375%—04/30/2013	4,957
	Ally Financial Inc.
4,600	3.466%—02/11/2014[1]	4,525
1,000	3.647%—06/20/2014[1]	979
1,000	4.500%—02/11/2014	998
4,300	6.000%—12/15/2011	4,391
19,600	6.250%—12/01/2017	20,044
8,911	6.875%—09/15/2011	8,976
2,600	6.875%—08/28/2012	2,691
2,200	7.000%—02/01/2012	2,255
7,100	7.500%—09/15/2020	7,482
8,000	8.000%—11/01/2031	8,610
8,500	8.300%—02/12/2015	9,329

		70,280

	Altria Group Inc.
6,500	9.700%—11/10/2018	8,773
	American Express Bank FSB
400	0.336%—06/12/2012[1]	399
9,500	6.000%—09/13/2017	10,930

		11,329

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)			Value (000s)

		American Express Bank FSB MTN[5]
	$6,500	5.500%—04/16/2013	$6,948
		American Express Centurion Bank MTN[5]
	9,500	6.000%—09/13/2017	10,939
		American Express Company
	6,400	7.000%—03/19/2018	7,694
		American Express Credit Corporation MTN[5]
	4,400	5.875%—05/02/2013	4,733
		American International Group Inc.
	€4,900	4.000%—09/20/2011[3]	7,064
	€5,300	4.875%—03/15/2037[3]	6,054
	4,000	5.000%—06/26/2017[3]	5,642
	$5,600	5.050%—10/01/2015	5,926
	2,900	6.250%—03/15/2017	2,632
	1,500	6.400%—12/15/2020	1,649
	€8,300	8.000%—05/22/2038[3]	11,807
	$1,200	8.250%—08/15/2018	1,426
	£1,400	8.625%—05/22/2038[3]	2,350

			44,550

		American International Group Inc. MTN[5]
	$7,000	0.347%—03/20/2012[1]	6,963
CAD$	2,000	4.900%—06/02/2014	2,140
	$1,800	4.950%—03/20/2012	1,834
	100	5.375%—10/18/2011	101
	300	5.450%—05/18/2017	319
	2,100	5.850%—01/16/2018	2,231

			13,588

		Amgen Inc.
	24,000	6.900%—06/01/2038	29,816
		Anheuser-Busch Cos Inc.
	200	5.500%—01/15/2018	229
		ANZ National International Ltd. MTN[5]
	6,200	6.200%—07/19/2013[2]	6,741
		AstraZeneca plc
	1,700	5.900%—09/15/2017	2,033
		AT&T Inc.
	4,200	4.950%—01/15/2013	4,447
	5,000	5.500%—02/01/2018	5,743
	2,900	6.300%—01/15/2038	3,220

			13,410

		Australia & New Zealand Banking Group Ltd. MTN[5]
	14,900	2.125%—01/10/2014[2]	15,134
		BAC Capital Trust VII
	£2,400	5.250%—08/10/2035	3,033
		Banco Santander Brasil SA
	$11,100	4.250%—01/14/2016[2]	11,309
		Banco Santander Brasil SA MTN[5]
	1,300	4.500%—04/06/2015[2]	1,337
		Banco Santander Chile
	12,300	1.501%—04/20/2012[1,2]	12,314
	5,300	1.850%—01/19/2016[1,2]	5,148

			17,462

		Bank of America Corp.
	33,200	6.500%—08/01/2016	37,238
	5,000	8.000%—01/30/2018[3,6]	5,156

			42,394

		Bank of China Hong Kong Ltd.
	2,200	5.550%—02/11/2020[2]	2,279

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	Bank of India/London MTN[5]
$3,800	4.750%—09/30/2015	$3,954
	Bank of Montreal
4,700	2.850%—06/09/2015[2]	4,918
	Bank of Nova Scotia
5,200	1.650%—10/29/2015[2]	5,200
	Banque PSA Finance
10,700	2.146%—04/04/2014[1,2]	10,740
	Barclays Bank plc
6,900	2.375%—01/13/2014	6,966
26,700	5.450%—09/12/2012	28,028

		34,994

	BBVA Bancomer SA
2,800	4.500%—03/10/2016[2]	2,873
5,700	6.500%—03/10/2021[2]	5,928

		8,801

	BBVA US Senior SAU
34,200	2.386%—05/16/2014[1]	33,478
	Bear Stearns Companies LLC
4,971	6.400%—10/02/2017	5,748
	BellSouth Corp.
44,200	4.463%—04/26/2021[2]	45,361
	BM&FBovespa SA
2,000	5.500%—07/16/2020[2]	2,082
	BNP Paribas
9,600	5.186%—06/29/2015[2,3,6]	8,837
	BPCE SA
2,100	2.375%—10/04/2013[2]	2,142
	Braskem Finance Ltd.
2,400	5.750%—04/15/2021[2]	2,460
	C10 Capital SPV Ltd.
3,100	6.722%—12/31/2016[2,3,6]	2,170
	Cameron International Corporation
7,100	1.183%—06/02/2014[1]	7,169
	Caterpillar Inc.
25,600	0.425%—05/21/2013[1]	25,660
	CIT Group Inc.
1,900	5.250%—04/01/2014[2]	1,914
3,123	7.000%—05/01/2014	3,150

		5,064

	Citigroup Capital XXI
77,799	8.300%—12/21/2057[3]	80,133
	Citigroup Inc.
7,700	1.111%—02/15/2013[1]	7,704
8,400	1.696%—01/13/2014[1]	8,437
6,000	2.262%—08/13/2013[1]	6,095
1,700	5.300%—10/17/2012	1,780
32,600	5.500%—08/27/2012-04/11/2013	34,511
3,000	5.625%—08/27/2012	3,124
1,100	5.850%—07/02/2013	1,180
12,200	6.000%—02/21/2012-08/15/2017	13,083
5,600	6.125%—08/25/2036	5,573
8,200	8.500%—05/22/2019	10,320

		91,807

	Citigroup Inc. MTN[5]
€2,000	4.750%—05/31/2017[3]	2,696
	Comcast Corporation
$1,200	5.875%—02/15/2018	1,383
1,200	6.450%—03/15/2037	1,337

		2,720

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	Countrywide Financial Corporation MTN[5]
$2,000	0.708%—05/07/2012[1]	$1,998
	Credit Suisse
4,300	2.200%—01/14/2014	4,391
	CSN Islands XI Corp.
2,500	6.875%—09/21/2019	2,762
8,200	6.875%—09/21/2019[2]	9,061

		11,823

	CSN Resources SA
2,900	6.500%—07/21/2020[2]	3,132
	CVS Pass-Through Trust
739	6.943%—01/10/2030	842
	Dell Inc.
8,800	5.650%—04/15/2018	10,040
	Deutsche Bank AG
8,400	6.000%—09/01/2017	9,608
	Dexia Credit Local
49,500	0.652%—03/05/2013[1,2]	49,390
23,000	0.733%—04/29/2014[1,2]	22,230

		71,620

	Ecopetrol SA
3,600	7.625%—07/23/2019	4,392
	El Paso Corporation MTN[5]
200	8.050%—10/15/2030	243
	Electricite de France NT
5,100	5.500%—01/26/2014[2]	5,624
5,100	6.500%—01/26/2019[2]	6,107
5,100	6.950%—01/26/2039[2]	6,266

		17,997

	Enel Finance International SA
11,400	6.250%—09/15/2017[2]	12,384
	ENN Energy Holdings Ltd.
1,200	6.000%—05/13/2021[2]	1,230
	Fifth Third Bancorp
21,900	8.250%—03/01/2038	27,003
	Ford Motor Credit Co. LLC
18,500	2.996%—01/13/2012[1]	18,595
900	5.875%—08/02/2021	914
9,000	7.000%—04/15/2015	9,877
5,530	7.250%—10/25/2011	5,598
700	7.500%—08/01/2012	734
900	7.800%—06/01/2012	940
2,200	8.000%—12/15/2016	2,525

		39,183

	Fortis Bank Nederland Holding NV MTN[5]
€3,000	3.000%—04/17/2012	4,347
	Gazprom OAO Via Morgan Stanley Bank AG
$200	9.625%—03/01/2013	223
	Gazprom Via Gaz Capital SA
900	6.212%—11/22/2016[2]	991
1,400	8.125%—07/31/2014	1,599

		2,590

	Gazprom Via Gazprom International SA
104	7.201%—02/01/2020	115
	Gazprom Via White Nights Finance BV MTN[5]
1,900	10.500%—03/08/2014-03/25/2014	2,274
	General Electric Capital Corporation
€14,500	5.500%—09/15/2017[2,3]	19,404

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	General Electric Capital Corporation MTN[5]
$23,519	0.311%—03/20/2013[1]	$23,424
6,400	5.875%—01/14/2038	6,612
6,300	6.875%—01/10/2039	7,338

		37,374

	Gerdau Holdings Inc.
10,700	7.000%—01/20/2020[2]	12,011
3,000	7.000%—01/20/2020	3,367

		15,378

	Gerdau Trade Inc.
2,100	5.750%—01/30/2021[2]	2,150
	Glen Meadows Pass Through Trust
5,700	6.505%—02/15/2017[2,3]	4,859
	Goldman Sachs Group Inc.
8,400	1.268%—02/07/2014[1]	8,324
€3,300	1.784%—05/23/2016[1]	4,499
$22,200	5.950%—01/18/2018	24,249
5,200	6.150%—04/01/2018	5,737
9,100	6.250%—09/01/2017	10,146

		52,955

	Goldman Sachs Group Inc. MTN[5]
€400	6.375%—05/02/2018	630
	GTL Trade Finance Inc.
$2,000	7.250%—10/20/2017[2]	2,250
1,500	7.250%—10/20/2017	1,687

		3,937

	HCA Inc.
1,000	6.500%—02/15/2020	1,018
4,400	9.250%—11/15/2016	4,716

		5,734

	Hewlett-Packard Co.
29,700	0.534%—05/24/2013[1]	29,780
	HSBC Bank plc
4,600	2.000%—01/19/2014[2]	4,671
	HSBC Holdings plc
1,700	6.500%—05/02/2036	1,774
	ICICI Bank Ltd.
13,500	5.500%—03/25/2015	14,267
	ING Bank NV MTN[5]
55,800	1.046%—03/30/2012[1,2]	55,939
	International Lease Finance Corporation
4,331	4.750%—01/13/2012	4,374
1,700	5.750%—05/15/2016	1,698
4,600	6.750%—09/01/2016[2]	4,899

		10,971

	International Lease Finance Corporation MTN[5]
2,240	0.596%—07/13/2012[1]	2,208
€23,400	1.795%—08/15/2011[1]	33,905
$26,711	5.300%—05/01/2012	27,210
3,000	6.375%—03/25/2013	3,127

		66,450

	Intesa Sanpaolo SpA
10,400	2.658%—02/24/2014[1,2]	10,230
	JP Morgan Chase & Co.
14,831	3.150%—07/05/2016	15,017
24,227	6.625%—03/15/2012	25,127
6,200	7.900%—04/30/2018[3,6]	6,668

		46,812

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	JP Morgan Chase Bank N.A.
$7,000	6.000%—10/01/2017	$7,895
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036	815
	KeyCorp. MTN[5]
2,300	6.500%—05/14/2013	2,494
	Kraft Foods Inc.
795	5.625%—11/01/2011	805
	LBG Capital No. 1 plc
€10,900	7.625%—10/14/2020	14,174
$2,700	7.869%—08/25/2020	4,057

		18,231

	LBG Capital No. 1 plc. MTN[5]
£800	8.500%—12/17/2021[2,3,6]	716
	Leaseplan Corporation NV MTN[5]
€1,500	3.125%—02/10/2012	2,171
	Lehman Brothers Holdings Inc.
$11,900	0.000%—08/21/2009*	3,183
	Lehman Brothers Holdings Inc. MTN[5]
7,500	0.000%—04/03/2009*	2,006
€4,108	0.000%—11/10/2009-04/05/2011*	1,100
$3,400	0.000%—07/18/2011*	910
13,270	0.000%—01/26/2017*	3,550
€1,100	0.000%—06/27/2014*	383
$200	0.000%—12/23/2008*	54
5,000	0.000%—01/24/2013*	1,375
2,200	0.000%—05/02/2018*	613

		9,991

	Lloyds TSB Bank plc
5,600	4.875%—01/21/2016	5,789
	Lloyds TSB Bank plc MTN[5]
47,100	5.800%—01/13/2020[2]	47,890
	Merrill Lynch & Co. Inc.
12,700	0.823%—05/02/2017[1]	11,174
	Merrill Lynch & Co. Inc. MTN[5]
€8,400	1.730%—05/30/2014	11,726
$25,000	2.054%—07/22/2014[1]	35,025
5,100	5.450%—02/05/2013	5,369
5,100	6.400%—08/28/2017	5,640
17,700	6.875%—04/25/2018	19,834

		77,594

	MetLife Inc.
1,600	6.400%—12/15/2036	1,594
	Monumental Global Funding Ltd.
3,400	5.500%—04/22/2013[2]	3,639
	Morgan Stanley
€300	2.026%—01/16/2017[1]	401
$7,700	2.761%—05/14/2013[1]	7,853
£300	5.750%—02/14/2017	528

		8,782

	Morgan Stanley MTN[5]
€3,600	1.760%—03/01/2013[1]	5,119
11,400	1.785%—05/02/2014	15,810
3,100	2.001%—04/13/2016	4,175

		25,104

	MUFG Capital Finance 5 Ltd.
£1,261	6.299%—01/25/2017[3,6]	2,018
	National Australia Bank Ltd.
$38,200	0.966%—04/11/2014[1,2]	38,193

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

$4,900	1.202%—07/25/2014[1,2]	$4,900
5,100	5.350%—06/12/2013[2]	5,480

		48,573

	Nationwide Building Society MTN[5]
9,500	6.250%—02/25/2020[2]	10,231
	Nationwide Life Global Funding I MTN[5]
43,200	5.450%—10/02/2012[2]	45,046
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[2]	4,221
	Noble Group Ltd.
4,800	6.750%—01/29/2020[2]	5,076
	Noble Group Ltd. MTN[5]
2,100	4.875%—08/05/2015[2]	2,200
	Nordea Bank AB
2,100	2.125%—01/14/2014[2]	2,126
	Novatek Finance Ltd.
2,300	5.326%—02/03/2016[2]	2,412
	Odebrecht Drilling Norbe VIII/IX Ltd.
6,400	6.350%—06/30/2021[2]	6,816
5,000	6.350%—06/30/2021	5,325

		12,141

	Oracle Corporation
10,200	4.950%—04/15/2013	10,942
10,000	5.750%—04/15/2018	11,825

		22,767

	Pacific LifeCorp.
2,300	6.000%—02/10/2020[2]	2,529
	Peabody Energy Corp.
1,500	7.875%—11/01/2026	1,706
	Pernod-Ricard SA
12,700	5.750%—04/07/2021[2]	13,787
	Petrobras International Finance Company
20,300	5.375%—01/27/2021	21,723
	Petroleos Mexicanos
20,100	8.000%—05/03/2019	25,278
	Philip Morris International Inc.
3,000	5.650%—05/16/2018	3,499
	President and Fellows of Harvard College
30,500	6.500%—01/15/2039[2]	38,172
	Pricoa Global Funding I
5,200	0.447%—09/27/2013[1,2]	5,141
	Pricoa Global Funding I MTN[5]
6,200	0.353%—01/30/2012[1,2]	6,184
	Principal Life Income Funding Trusts MTN[5]
4,100	5.300%—04/24/2013	4,405
6,400	5.550%—04/27/2015	7,186

		11,591

	Qtel International Finance Ltd.
400	3.375%—10/14/2016[2]	405
700	4.750%—02/16/2021[2]	706

		1,111

	Qwest Corporation
300	7.500%—06/15/2023	301
2,400	7.625%—06/15/2015	2,772

		3,073

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	Ras Laffan Liquefied Natural Gas Co. Ltd. III
$2,600	5.500%—09/30/2014	$2,876
1,800	5.838%—09/30/2027[2]	1,881

		4,757

	Resona Bank Ltd.
800	5.850%—04/15/2016[2,3,6]	830
	Rohm and Haas Co.
2,500	6.000%—09/15/2017	2,899
	Royal Bank of Scotland Group plc
5,700	7.640%—09/29/2017[6]	4,261
	Royal Bank of Scotland plc
2,300	2.625%—05/11/2012[2]	2,337
11,200	3.950%—09/21/2015	11,245
28,600	4.375%—03/16/2016	28,935

		42,517

	Royal Bank of Scotland plc MTN[5]
1,300	4.875%—08/25/2014[2]	1,366
	Santander Issuances SA Unipersonal
£19,050	7.300%—07/27/2019[3]	31,878
	Santander US Debt SA Unipersonal
$44,600	1.046%—03/30/2012[1,2]	44,523
	Siemens Financieringsmaatschappij NV
18,000	5.500%—02/16/2012[2]	18,492
	SLM Corporation MTN[5]
10,900	0.553%—01/27/2014[1]	10,339
€5,450	1.801%—06/17/2013[1]	7,589
5,300	3.125%—09/17/2012	7,562

		25,490

	Southern Gas Networks plc MTN[5]
£9,800	1.123%—10/21/2015[1]	15,098	[z]
	Springleaf Finance Corporation MTN[5]
$3,100	0.497%—12/15/2011[1]	3,058
5,700	4.875%—07/15/2012	5,693
10,000	5.375%—10/01/2012	9,950
1,600	5.400%—12/01/2015	1,488

		20,189

	SSIF Nevada LP
62,500	0.949%—04/14/2014[1,2]	62,552
	State Bank of India
8,100	4.500%—07/27/2015[2]	8,441
	State Street Capital Trust III
4,500	5.237%—09/26/2011[3,6]	4,501
	State Street Capital Trust IV
700	1.247%—06/15/2012[1]	579
	Stone Street Trust
16,400	5.902%—12/15/2015[2]	17,418
	Sumitomo Mitsui Banking Corporation
8,000	1.950%—01/14/2014[2]	8,091
	Suntrust Bank MTN[5]
€7,200	1.604%—12/20/2011[1]	10,310
	Swedbank AB MTN[5]
200	3.625%—12/02/2011	289
	Sydney Airport Finance Co. Pty Ltd.
$1,200	5.125%—02/22/2021[2]	1,226
	Target Corporation
7,900	5.125%—01/15/2013	8,400
	TNK-BP Finance SA
900	6.125%—03/20/2012[2]	932

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)			Value (000s)

		TNK-BP Finance SA MTN[5]
	$3,100	7.500%—07/18/2016	$3,546
		Total Capital SA
	2,700	4.450%—06/24/2020	2,936
		TransCanada Pipelines Ltd.
	2,400	7.625%—01/15/2039	3,150
		UAL 2009-1 Pass Through Trust
	2,091	10.400%—05/01/2018	2,355
		UBS AG
	1,100	1.253%—01/28/2014[1]	1,102
		UBS AG MTN[5]
	8,900	5.750%—04/25/2018	9,762
	3,200	5.875%—12/20/2017	3,576

			13,338

		UFJ Finance Aruba AEC
	200	6.750%—07/15/2013	220
		Union Pacific Corp.
	8,225	4.163%—07/15/2022[2]	8,432
		UnitedHealth Group Inc.
	3,700	4.875%—02/15/2013	3,910
		US Bank Capital IX
	8,900	3.500%—09/26/2011[3,6]	7,287
		Vale Overseas Ltd.
	900	6.250%—01/23/2017	1,037
	900	6.875%—11/21/2036	1,041
	3,100	6.875%—11/10/2039	3,601

			5,679

		Verizon Communications Inc.
	400	5.250%—04/15/2013	429
		Volkswagen International Finance NV
	6,000	0.856%—04/01/2014[1,2]	6,024
		Wachovia Corporation
	1,600	5.625%—10/15/2016	1,778
		Wachovia Corporation MTN[5]
	10,200	5.750%—02/01/2018	11,512
		Waha Aerospace BV
	2,250	3.925%—07/28/2020[2]	2,308
		Wells Fargo & Co.
	135,800	7.980%—03/15/2018[3,6]	146,155
		Westpac Banking Corporation
	1,000	0.730%—07/16/2014[1,2]	1,005
	5,100	3.585%—08/14/2014[2]	5,440

			6,445

	TOTAL CORPORATE BONDS & NOTES (Cost $2,271,290)		2,408,047

FOREIGN GOVERNMENT OBLIGATIONS—7.9%
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[2]	3,263
		Brazil Notas do Tesouro Nacional Série F
R$	141	10.000%—01/01/2013-01/01/2014	88
	237	10.000%—01/01/2012	152
	2,400	10.000%—01/01/2017	1,392

			1,632

		Canada Housing Trust No 1
CAD$	11,000	2.200%—03/15/2014[2]	11,678
	16,800	2.750%—09/15/2014-12/15/2015[2]	18,075

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued

Principal Amount (000s)			Value (000s)

CAD$	14,200	3.150%—06/15/2014[2]	$15,464
	14,200	3.350%—12/15/2020[2]	15,186
	11,300	4.000%—06/15/2012[2]	12,108

			72,511

		Canadian Government Bond
	7,300	1.500%—11/01/2013	7,648
	6,800	2.000%—08/01/2013	7,203
	33,500	2.000%—12/01/2014	35,417
	4,900	2.250%—08/01/2014	5,223
	18,800	2.500%—09/01/2013	20,111
	7,800	2.750%—09/01/2016	8,439
	2,600	3.000%—12/01/2015	2,845
	2,500	4.500%—06/01/2015	2,879

			89,765

		China Development Bank Corporation
	$100	5.000%—10/15/2015	111
		Corp Nacional del Cobre de Chile
	500	6.150%—10/24/2036[2]	574
	4,000	7.500%—01/15/2019[2]	5,045

			5,619

		Export-Import Bank of China Ltd.
	600	4.875%—07/21/2015[2]	668
		Export-Import Bank of Korea
SGD	13,400	1.050%—03/03/2012[2]	11,128
	$2,300	4.000%—01/29/2021	2,214
	12,300	4.125%—09/09/2015	13,043
	3,700	5.125%—06/29/2020	3,899

			30,284

		IndianOil Corporation Ltd.
	7,400	4.750%—01/22/2015	7,751
		Instituto de Crédito Oficial MTN[5]
	€11,900	3.276%—03/25/2014[1,2]	16,387
		Italy Buoni Poliennali Del Tesoro
	21,654	2.100%—09/15/2016-09/15/2021	27,263
	6,919	2.350%—09/15/2019	8,869

			36,132

		Korea Development Bank
	$18,600	4.375%—08/10/2015	19,779
		Korea Housing Finance Corporation
	2,200	4.125%—12/15/2015[2]	2,322
		Mexican Bonos
MEX$	182,000	9.000%—12/22/2011	15,793
		Mexican Cetes
	4,412,400	0.000%—09/29/2011[7]	37,336
	4,202,200	0.000%—10/06/2011[7]	35,521

			72,857

		Mexico Government International Bond
	57,800	6.000%—06/18/2015	4,994

		Mexico Government International Bond MTN[5]
	€4,400	4.250%—07/14/2017	6,436
	$4,400	6.050%—01/11/2040	4,873

			11,309

		Panama Government International Bond
	1,400	7.250%—03/15/2015	1,661
		Petroleos Mexicanos
	17,700	5.500%—01/21/2021	18,974
	9,400	6.000%—03/05/2020	10,509

			29,483

FOREIGN GOVERNMENT OBLIGATIONS—Continued

Principal Amount (000s)			Value (000s)

		Province of Ontario Canada
	$10,500	1.375%—01/27/2014	$10,629
	3,700	1.875%—09/15/2015	3,756
CAD$	1,200	4.200%—03/08/2018	1,357
	7,100	4.200%—06/02/2020	7,884
	3,900	4.300%—03/08/2017	4,449
	8,300	4.400%—06/02/2019	9,415
	4,000	4.600%—06/02/2039	4,524
	6,100	4.700%—06/02/2037	6,969

			48,983

		Province of Ontario Canada MTN[5]
	2,400	5.500%—06/02/2018	2,905
		Province of Quebec Canada
	300	4.500%—12/01/2016	345
	400	4.500%—12/01/2020	452

			797

		Russian Foreign Bond—Eurobond
	1,100	3.625%—04/29/2015	1,136
		Societe Financement de l’Economie Francaise
	3,000	0.450%—07/16/2012[1,2]	3,009
	€5,500	2.125%—05/20/2012	7,935

			10,944

		Spain Government Bond
	70,900	4.650%—07/30/2025	86,493
	2,400	4.900%—07/30/2040	2,787

			89,280

		Swedish Housing Finance Corporation
	$14,900	3.125%—03/23/2012[2]	15,167
		Vnesheconombank
	2,600	5.450%—11/22/2017[2]	2,685

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $583,904)		594,218

MORTGAGE PASS-THROUGH—30.4%
		Federal Home Loan Mortgage Corp.
	40	2.479%—08/01/2024[1]	42
	2,189	4.500%—01/01/2039-12/01/2040	2,287
	519	5.038%—08/01/2035[1]	551
	6,275	5.500%—07/01/2038	6,816
	3,165	5.500%—08/19/2038	3,465
	10,917	6.000%—07/01/2016-08/01/2038	12,069

			25,230

		Federal Home Loan Mortgage Corp. REMIC[4]
	7,908	0.337%—07/15/2019-08/15/2019[1]	7,876
	2,221	0.487%—05/15/2036[1]	2,223
	136	0.637%—11/15/2030[1]	136
	236	8.000%—08/15/2022	275
	43	9.000%—12/15/2020	48

			10,558

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
		Series T-63 Cl. 1A1
	299	1.478%—02/25/2045[1]	299
		Series E3 Cl. A
	929	3.387%—08/15/2032[3]	976

			1,275

		Federal Home Loan Mortgage Corp. TBA[8]
	96,000	4.500%—08/11/2041	100,110
	34,000	6.000%—08/11/2041	37,395

			137,505

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued

Principal Amount (000s)		Value (000s)

	Federal Housing Authority Project
$47	7.400%—02/01/2021	$46	[z]
2,300	7.430%—10/01/2020	2,286	[z]

		2,332

	Federal National Mortgage Association
842	1.663%—10/01/2040[1]	852
3,341	2.443%—08/01/2035[1]	3,506
5,727	2.590%—06/01/2035[1]	6,006
535	3.500%—02/01/2041	523
25,808	4.000%—02/01/2041	26,256
340,040	4.500%—09/01/2013-06/01/2041	356,283
2,441	4.500%—03/01/2039-02/01/2041	2,555
5,563	5.000%—02/01/2034-03/01/2034	5,971
12,132	5.000%—03/01/2035	13,019
576	5.031%—05/01/2035[1]	618
137,319	5.500%—02/01/2023-06/01/2040	149,753
423,749	6.000%—07/01/2016-07/01/2040	467,833
3,723	6.000%—04/01/2039-03/01/2040	4,105
	Series 2003-W1 Cl. 1A1
436	6.340%—01/01/2033[3]	512

		1,037,792

	Federal National Mortgage Association REMIC[4]
	Series 2007-30 Cl. AF
5,147	0.497%—04/25/2037[1]	5,129
	Series 2005-75 Cl. FL
9,857	0.637%—09/25/2035[1]	9,824
	Series 2006-5 Cl. 3A
352	2.524%—02/25/2036[1]	375
	Series 2003-25 Cl. KP
2,613	5.000%—04/25/2033	2,897

		18,225

	Federal National Mortgage Association TBA[8]
18,000	4.000%—08/11/2041	18,287
33,000	4.500%—07/19/2026	35,121
778,000	4.500%—08/11/2041	812,281
12,000	5.000%—08/11/2041	12,711
93,000	5.000%—08/11/2041	99,263
67,200	5.500%—08/11/2041	72,625
14,000	6.000%—09/13/2041	15,362

		1,065,650

	Government National Mortgage Association II
717	1.750%—02/20/2032[1]	736
291	2.125%—10/20/2025-11/20/2029[1]	299
194	2.375%—03/20/2017-01/20/2025[1]	201
39	2.500%—12/20/2024[1]	41
464	2.625%—08/20/2022-07/20/2027[1]	483
2	4.750%—07/20/2024[1]	2

		1,762

TOTAL MORTGAGE PASS-THROUGH (Cost $2,252,123)		2,300,329

MUNICIPAL BONDS—4.0%
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030	2,187
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,347
	California State
2,200	5.650%—04/01/2039[3]	2,367
7,800	7.500%—04/01/2034	9,493

MUNICIPAL BONDS—Continued

Principal Amount (000s)		Value (000s)

$5,300	7.550%—04/01/2039	$6,519
5,800	7.600%—11/01/2040	7,194
5,000	7.950%—03/01/2036	5,722

		31,295

	California State University
3,900	6.434%—11/01/2030	4,161
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,614
300	6.300%—12/01/2021	327
500	6.300%—12/01/2021	544
11,200	6.899%—12/01/2040	12,666

		16,151

	Clark County Nevada
19,000	6.350%—07/01/2029	19,863
4,200	6.820%—07/01/2045	4,889

		24,752

	Denver Public Schools
39,000	7.017%—12/15/2037	44,722
	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	15,111
	Los Angeles City, CA
2,000	5.713%—06/01/2039	2,119
	Los Angeles Department of Water & Power
2,700	6.603%—07/01/2050	3,220
	New York City Municipal Water Finance Authority
1,000	6.011%—06/15/2042	1,150
	New York City, NY
49,100	6.246%—06/01/2035	52,444
	North Las Vegas City, NV
24,000	6.572%—06/01/2040	26,176
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	48,380
	Public Power Generation Agency
600	7.242%—01/01/2041	639
	San Antonio City, TX
3,400	4.750%—05/15/2037	3,428
	State of Illinois
4,400	4.071%—01/01/2014	4,594
2,000	4.511%—03/01/2015	2,089
1,000	6.900%—03/01/2035	1,084

		7,767

	University of California
15,700	6.270%—05/15/2031	16,455

TOTAL MUNICIPAL BONDS (Cost $269,359)		302,504

PREFERRED STOCKS—0.2%
Shares
COMMERCIAL BANKS—0.0%
28,000	CoBank ACB[2,3]	1,382

CONSUMER FINANCE—0.2%
650,000	Ally Financial Inc.[3]	16,003

TOTAL PREFERRED STOCKS (Cost $17,664)		17,385

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—0.0%
(Cost $415)
No. of Contracts		Value (000s)

	Interest Rate Swap Option 1 year
105,100,000	1.250%—04/30/2012	$699

RIGHTS/WARRANTS—0.0%
86	General Motors Co. Cl. A	2
86	General Motors Co. Cl. B	1
36,000	General Motors Co. Escrow*	22

TOTAL RIGHTS/WARRANTS (Cost $21)		25

U.S. GOVERNMENT AGENCIES—11.6%
Principal Amount (000s)
	Federal Home Loan Mortgage Corp.
$676,500	1.000%—08/20/2014-08/27/2014	677,509
17,700	1.350%—04/29/2014	17,993
5,400	4.375%—07/17/2015	6,072
4,000	4.500%—04/02/2014	4,390

		705,964

	Federal National Mortgage Association
39,400	0.875%—08/28/2014	39,444
6,800	1.125%—06/27/2014	6,877
10,100	1.250%—02/27/2014	10,257
7,300	1.625%—10/26/2015	7,395
29,100	2.250%—03/15/2016	30,124
17,800	2.750%—03/13/2014	18,764
18,400	4.375%—10/15/2015	20,688
30,400	4.625%—10/15/2013	33,118

		166,667

TOTAL U.S. GOVERNMENT AGENCIES (Cost $871,889)		872,631

U.S. GOVERNMENT OBLIGATIONS—7.3%
	U.S. Treasury Inflation Indexed Bonds[9]
1,804	0.625%—07/15/2021	1,850
52,570	1.125%—01/15/2021[10]	56,681
6,147	1.750%—01/15/2028	6,902
14,457	2.000%—01/15/2026[10]	16,791
4,794	2.375%—01/15/2025	5,826
15,797	2.375%—01/15/2027[10]	19,227
29,675	2.500%—01/15/2029[10]	36,853
3,632	3.625%—04/15/2028	5,084
10,995	3.875%—04/15/2029[10]	16,050

		165,264

	U.S. Treasury Notes
172,300	0.375%—07/31/2013	172,367
72,800	0.625%—07/15/2014[10]	72,971
138,700	1.500%—07/31/2016	139,566

		384,904

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $539,873)		550,168

SHORT-TERM INVESTMENTS—27.9%

Principal Amount (000s)		Value (000s)

CERTIFICATES OF DEPOSIT—1.4%
	Banco Bradesco SA
$66,700	1.000%—08/26/2011[2]	$66,626
	Bank of Nova Scotia
2,200	0.518%—08/09/2012	2,199
	Crédit Agricole CIB
30,200	0.853%—04/13/2012	30,264
	Itaú Unibanco SA
6,500	1.450%—12/05/2011	6,468

		105,557

COMMERCIAL PAPER—13.0%
	Erste Abwicklungsanstalt
10,900	0.330%—11/10/2011	10,890
4,200	0.370%—01/17/2012	4,193

		15,083

	Kells Funding LLC
25,000	0.002%—08/17/2011	24,998
74,800	0.160%—08/11/2011	74,797
9,900	0.170%—08/29/2011	9,899
74,200	0.200%—10/19/2011	74,167
11,900	0.210%—08/17/2011	11,899
156,800	0.238%—08/04/2011-08/05/2011	156,796
119,600	0.240%—08/19/2011-09/20/2011	119,565
51,500	0.240%—11/07/2011	51,466
46,800	0.260%—10/05/2011	46,778
16,000	0.260%—12/01/2011	15,986
1,100	0.310%—11/16/2011	1,099
53,100	0.310%—01/27/2012	53,018
2,200	0.320%—08/02/2011	2,200
8,400	0.330%—08/16/2011	8,399
16,300	0.360%—09/07/2011	16,294

		667,361

	Straight-A-Funding LLC
35,900	0.160%—09/01/2011-09/19/2011	35,895
34,000	0.160%—09/26/2011-10/05/2011	33,991
134,340	0.170%—08/03/2011-08/24/2011	134,334
17,000	0.210%—09/19/2011	16,995
31,800	0.220%—10/11/2011	31,786
45,100	0.300%—08/08/2011-08/10/2011	45,097

		298,098

		980,542

REPURCHASE AGREEMENTS—13.4%
32,900	Repurchase Agreement with Bank of America dated July 29, 2011 due August 1, 2011 at 0.170% collateralized by U.S. Treasury Notes (market value $33,635)	32,900
55,000	Repurchase Agreement with Barclays Capital dated July 29, 2011 due August 1, 2011 at 0.170% collateralized by Federal Home Loan Mortgage Association and at 0.050% collateralized by Federal Home Loan Mortgage Association (market value $56,136)	55,000
400,000	Repurchase Agreement with BNP Paribas dated July 29, 2011 due August 1, 2011 at 0.230% collateralized by Federal National Mortgage Association, at 0.200% collateralized by Federal Home Loan Bank, and at 0.20% collateralized by Federal Farm Credit Bank (market value $407,684)	400,000

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued

Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—Continued
$17,000	Repurchase Agreement with Credit Suisse First Boston dated July 29, 2011 due August 1, 2011 at 0.170% collateralized by U.S. Treasury Notes (market value $17,321)	$17,000
100,000	Repurchase Agreement with DSP SEC Corporation dated July 29, 2011 due August 1, 2011 at 0.170% collateralized by U.S. Treasury Notes (market value $101,106)	100,000
10,000	Repurchase Agreement with Goldman Sachs & Co. dated July 29, 2011 due August 1, 2011 at 0.220% collateralized by Federal National Mortgage Association (market value $10,341)	10,000
200,000	Repurchase Agreement with Greenwich Bank dated July 29, 2011 due August 1, 2011 at 0.160% collateralized by U.S. Treasury Notes and at 0.180% collateralized by Federal Home Loan Mortgage Association (market value $203,997)	200,000
10,000	Repurchase Agreement with JP Morgan dated July 29, 2011 due August 1, 2011 at 0.200% collateralized by Federal Farm Credit Bank (market value $10,193)	10,000
42,600	Repurchase Agreement with Morgan Stanley dated July 29, 2011 due August 01, 2011 at 0.170% collateralized by U.S. Treasury Notes (market value $43,752)	42,600
23,200	Repurchase Agreement with Salomon Brothers dated July 29, 2011 due August 1, 2011 at 0.170% collateralized by U.S. Treasury Notes and at 0.200% collateralized by Federal Farm Credit Bank (market value $23,664)	23,200

SHORT-TERM INVESTMENTS—Continued

Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—Continued
$50,000	Repurchase Agreement with Toronto-Dominion Bank dated July 29, 2011 due August 1, 2011 at 0.160% collateralized by U.S. Treasury Notes (market value $51,016)	$50,000
75,100	Repurchase Agreement with UBS Securities Inc. dated July 29, 2011 due August 01, 2011 at 0.060% collateralized by Federal National Mortgage Association (market value $74,842)	75,100

		1,015,800

U.S. TREASURY BILLS—0.1%
	U.S. Treasury Bills
170	0.005%—08/25/2011[10]	170
350	0.025%—12/15/2011	350
750	0.028%—09/29/2011[10]	750
100	0.045%—09/01/2011[10]	100
5,220	0.075%—08/25/2011	5,220
980	0.178%—08/18/2011[10]	980

		7,570

TOTAL SHORT-TERM INVESTMENTS (Cost $2,109,469)		2,109,469

TOTAL INVESTMENTS—128.9% (Cost $9,492,182)		9,736,195
CASH AND OTHER ASSETS, LESS LIABILITIES—(28.9)%		(2,181,494)

TOTAL NET ASSETS—100.0%		$7,554,701

FUTURES CONTRACTS OPEN AT JULY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate-3 month (Buy)	207	€51,750	06/18/2012	$405
Euribor Interest Rate-3 month (Buy)	207	51,750	09/17/2012	479
Euribor Interest Rate-3 month (Buy)	207	51,750	12/17/2012	528
Euribor Interest Rate-3 month (Buy)	207	51,750	03/18/2013	561
Euro-Bobl Futures (Buy)	574	57,400	09/08/2011	2,253
Euro-Bund Futures (Buy)	353	35,300	09/08/2011	2,165
Eurodollar Futures-CME 90 day (Buy)	484	$121,000	09/19/2011	35
Eurodollar Futures-CME 90 day (Buy)	9,281	2,320,250	03/19/2012	7,916
Eurodollar Futures-CME 90 day (Buy)	14,263	3,565,750	06/18/2012	13,055
Eurodollar Futures-CME 90 day (Buy)	6,332	1,583,000	09/17/2012	3,395
Eurodollar Futures-CME 90 day (Buy)	1,920	480,000	12/17/2012	1,143
Eurodollar Futures-CME 90 day (Buy)	4,460	1,115,000	03/18/2013	3,663
Eurodollar Futures-CME 90 day (Buy)	4,779	1,194,750	06/17/2013	2,914
Eurodollar Futures-CME 90 day (Buy)	1,113	278,250	09/16/2013	1,175
Eurodollar Futures-CME 90 day (Buy)	650	162,500	12/16/2013	726
Eurodollar Futures-CME 90 day (Buy)	661	165,250	03/17/2014	833
Eurodollar Futures-CME 90 day (Buy)	130	32,500	06/16/2014	171
Eurodollar Futures-NYL 90 day (Buy)	217	54,250	12/17/2012	119
Eurodollar Futures-NYL 90 day (Buy)	486	121,500	03/18/2013	218
U.S. Treasury Note Futures-5 year (Buy)	978	97,800	09/30/2011	940

				$42,694

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays Capital	$128,738	$125,108	09/02/2011	$3,630
Brazilian Real (Buy)	HSBC Bank USA, N.A.	150,201	146,507	08/02/2011	3,694
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	832	700	09/02/2011	132
Brazilian Real (Sell)	Barclays Capital	133,246	129,206	08/02/2011	(4,040)
Brazilian Real (Sell)	Citibank, N.A.	3,052	2,900	08/02/2011	(152)
Brazilian Real (Sell)	HSBC Bank USA, N.A.	4,359	4,144	08/02/2011	(215)
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	3,504	3,338	08/02/2011	(166)
Brazilian Real (Sell)	UBS AG	6,040	5,774	08/02/2011	(266)
British Pound Sterling (Buy)	Citibank, N.A.	2,626	2,613	08/02/2011	13
British Pound Sterling (Sell)	Barclays Bank plc	1,313	1,306	09/13/2011	(7)
British Pound Sterling (Sell)	BNP Paribas SA	2,007	1,951	09/13/2011	(56)
British Pound Sterling (Sell)	Citibank, N.A.	9,242	9,071	09/13/2011	(171)
British Pound Sterling (Sell)	Credit Suisse London	2,626	2,622	08/02/2011	(4)
British Pound Sterling (Sell)	Royal Bank of Canada	469	466	09/13/2011	(3)
British Pound Sterling (Sell)	Royal Bank of Scotland plc	5,742	5,645	09/13/2011	(97)
British Pound Sterling (Sell)	UBS AG	66,151	66,204	09/13/2011	53
Canadian Dollar (Buy)	Deutsche Bank AG London	2,959	2,873	09/19/2011	86
Canadian Dollar (Buy)	Royal Bank of Canada	4,198	4,092	09/19/2011	106
Canadian Dollar (Buy)	UBS AG	403	408	09/19/2011	(5)
Canadian Dollar (Sell)	BNP Paribas SA	5,505	5,351	09/19/2011	(154)
Canadian Dollar (Sell)	Citibank, N.A.	5,783	5,590	09/19/2011	(193)
Canadian Dollar (Sell)	Royal Bank of Canada	5,372	5,198	09/19/2011	(174)
Canadian Dollar (Sell)	Royal Bank of Scotland plc	1,915	1,880	09/19/2011	(35)
Chinese Yuan (Buy)	Barclays Capital	775	776	11/15/2011	(1)
Chinese Yuan (Buy)	Barclays Capital	2,462	2,438	11/15/2011	24
Chinese Yuan (Buy)	Barclays Capital	682	684	02/13/2012	(2)
Chinese Yuan (Buy)	Citibank, N.A.	17,868	17,774	02/13/2012	94
Chinese Yuan (Buy)	Citibank, N.A.	2,401	2,400	06/01/2012	1
Chinese Yuan (Buy)	HSBC Bank USA, N.A.	29,837	29,637	02/13/2012	200
Chinese Yuan (Buy)	HSBC Bank USA, N.A.	2,499	2,500	06/01/2012	(1)
Chinese Yuan (Buy)	HSBC Bank USA, N.A.	1,201	1,200	06/01/2012	1
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	2,208	2,211	11/15/2011	(3)
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	1,999	2,000	06/01/2012	(1)
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	5,022	5,000	06/01/2012	22
Chinese Yuan (Buy)	Morgan Stanley and Co. Inc.	800	800	06/01/2012	—
Chinese Yuan (Buy)	Royal Bank of Scotland plc	2,197	2,184	11/15/2011	13
Chinese Yuan (Buy)	Royal Bank of Scotland plc	20,448	20,400	06/01/2012	48
Euro Currency (Buy)	Barclays Bank plc	4,155	4,070	10/19/2011	85
Euro Currency (Buy)	Citibank, N.A.	6,102	6,075	10/19/2011	27
Euro Currency (Buy)	Credit Suisse London	6,218	6,274	10/19/2011	(56)
Euro Currency (Sell)	BNP Paribas SA	14,842	14,630	10/19/2011	(212)
Euro Currency (Sell)	Credit Suisse London	256,021	249,268	10/19/2011	(6,753)
Euro Currency (Sell)	Deutsche Bank AG London	5,556	5,462	10/19/2011	(94)
Euro Currency (Sell)	Morgan Stanley and Co. Inc.	256,020	248,777	10/19/2011	(7,243)
Indian Rupee (Buy)	Barclays Capital	6,809	6,671	11/18/2011	138
Indian Rupee (Buy)	Citibank, N.A.	13,863	13,566	08/12/2011	297
Indian Rupee (Buy)	JP Morgan Chase Bank	23,208	23,225	07/12/2012	(17)
Indian Rupee (Buy)	Morgan Stanley and Co. Inc.	10,510	9,917	08/12/2011	593
Indian Rupee (Sell)	JP Morgan Chase Bank, N.A.	24,373	24,269	08/12/2011	(104)
Indonesian Rupiah (Buy)	Citibank, N.A.	6,682	6,415	01/31/2012	267
Indonesian Rupiah (Buy)	Deutsche Bank AG London	3,594	3,333	10/31/2011	261
Indonesian Rupiah (Buy)	HSBC Bank USA, N.A.	21,713	21,350	07/02/2012	363
Indonesian Rupiah (Buy)	Royal Bank of Scotland plc	7,587	7,032	10/31/2011	555
Malaysian Ringgit (Buy)	Barclays Capital	3,602	3,463	08/11/2011	139
Malaysian Ringgit (Buy)	Citibank, N.A.	6,942	6,684	08/11/2011	258
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	1,975	1,906	08/11/2011	69
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	1,178	1,136	08/11/2011	42
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	13,447	13,414	04/23/2012	33
Malaysian Ringgit (Sell)	JP Morgan Chase Bank, N.A.	13,697	13,540	08/11/2011	(157)
Mexican Peso (Buy)	Deutsche Bank AG London	873	880	11/18/2011	(7)
Mexican Peso (Buy)	HSBC Bank USA, N.A.	97,283	96,672	11/18/2011	611
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	1,108	1,100	11/18/2011	8
Mexican Peso (Buy)	UBS AG	906	900	11/18/2011	6
Mexican Peso (Sell)	Barclays Bank plc	15,745	15,697	11/18/2011	(48)
Mexican Peso (Sell)	UBS AG	72,006	72,070	11/18/2011	64
Philippine Peso (Buy)	Barclays Capital	2,517	2,412	11/15/2011	105

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Philippine Peso (Buy)	Citibank, N.A.	$8,853	$8,569	11/15/2011	$284
Philippine Peso (Buy)	Citibank, N.A.	5,825	5,762	03/15/2012	63
Philippine Peso (Buy)	Deutsche Bank AG London	1,036	1,000	11/15/2011	36
Philippine Peso (Buy)	Goldman Sachs International	1,756	1,700	11/15/2011	56
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	2,269	2,200	11/15/2011	69
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	18,882	18,657	03/15/2012	225
Philippine Peso (Buy)	Morgan Stanley and Co. Inc.	3,524	3,473	03/15/2012	51
Singapore Dollar (Buy)	Barclays Bank plc	1,744	1,642	09/09/2011	102
Singapore Dollar (Buy)	Citibank, N.A.	3,406	3,206	09/09/2011	200
Singapore Dollar (Buy)	Deutsche Bank AG London	13,455	13,057	09/09/2011	398
Singapore Dollar (Buy)	Goldman Sachs International	5,814	5,686	09/09/2011	128
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	10,360	9,948	09/09/2011	412
Singapore Dollar (Buy)	Royal Bank of Scotland plc	9,634	9,233	09/09/2011	401
Singapore Dollar (Buy)	UBS AG	3,405	3,338	09/09/2011	67
South African Rand (Buy)	Barclays Bank plc	1,356	1,200	09/13/2011	156
South African Rand (Buy)	HSBC Bank USA, N.A.	24,692	23,763	10/28/2011	929
South African Rand (Buy)	Morgan Stanley and Co. Inc.	678	600	09/13/2011	78
South African Rand (Buy)	UBS AG	565	500	09/13/2011	65
South Korean Won (Buy)	Citibank, N.A.	5,014	4,851	08/12/2011	163
South Korean Won (Buy)	Citibank, N.A.	12,699	12,323	11/14/2011	376
South Korean Won (Buy)	Goldman Sachs International	3,419	3,200	08/12/2011	219
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	36,958	35,432	08/12/2011	1,526
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	65,948	65,294	11/14/2011	654
South Korean Won (Buy)	Morgan Stanley and Co. Inc.	474	445	08/12/2011	29
South Korean Won (Buy)	Royal Bank of Scotland plc	595	562	08/12/2011	33
South Korean Won (Sell)	JP Morgan Chase Bank, N.A.	46,459	46,347	08/12/2011	(112)
Taiwan Dollar (Buy)	Barclays Capital	4,662	4,675	01/11/2012	(13)
Turkish Lira (Buy)	HSBC Bank USA, N.A.	23,240	23,742	10/27/2011	(502)

					$(2,306)

SWAP AGREEMENTS OPEN AT JULY 31, 2011

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.600%	01/02/2012	R$	3,400	$12
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.835	01/02/2012		5,900	41
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	11.910	01/02/2013		76,100	219
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.285	01/02/2013		87,400	1,003
BNP Paribas S.A.	Brazil Cetip Interbank Deposit	Pay	12.800	01/02/2013		47,800	(10,900)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.760	01/02/2012		12,700	98
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.480	01/02/2013		63,900	430
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.610	01/02/2012		3,200	12
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.140	01/02/2012		95,100	1,244
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		206,100	2,288
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		900	92
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.880	01/02/2013		22,000	79
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		190,000	806
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.300	01/02/2013		91,600	908
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.830	01/02/2013		76,700	12,967
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2014		3,100	31
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		13,700	(1)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		54,200	393
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		24,100	159
Merrill Lynch Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2012		13,000	480
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012		123,300	657
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		11,700	61
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2014		24,600	—
Royal Bank of Scotland plc	Brazil Cetip Interbank Deposit	Pay	12.080	01/02/2012		11,500	82
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.575	01/02/2012		17,500	(1)
UBS AG	Brazil Cetip Interbank Deposit	Pay	11.420	01/02/2012		26,000	128
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2012		15,400	838

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Senior Bond Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070%	01/02/2013	R$	14,800	$97
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.250	01/02/2014		18,000	97
Barclays Bank plc	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		$30,800	(2,909)
BNP Paribas S.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		45,800	(5,067)
Citibank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		12,900	(1,562)
Citibank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/21/2041		20,000	(600)
Credit Suisse International	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		5,200	(600)
Deutsche Bank AG	British Bankers’ Association LIBOR USD 3-Month	Receive	3.500	06/15/2021		2,100	(127)
Deutsche Bank AG	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/21/2041		6,200	(85)
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	3.500	06/15/2021		20,600	(1,103)
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		43,800	(4,386)
JP Morgan Chase Bank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	3.500	06/15/2021		27,500	(1,546)
JP Morgan Chase Bank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		2,100	(271)
Morgan Stanley Capital Services LLC	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		192,600	(19,043)
Morgan Stanley Capital Services LLC	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/21/2041		13,900	(408)
Royal Bank of Scotland plc	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		74,700	(7,730)
Royal Bank of Scotland plc	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/21/2041		5,200	(103)
UBS AG	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		68,400	(7,288)
BNP Paribas S.A.	Federal Fund Effective Rate US	Pay	1.000	09/19/2014		42,100	143
Morgan Stanley Capital Services LLC	Federal Fund Effective Rate US	Pay	0.500	09/19/2013		106,500	162
Citibank, N.A.	EUR-EURIBOR-Act 6-Month	Pay	3.650	09/21/2021		€8,500	490
Credit Suisse International	EUR-EURIBOR-Act 6-Month	Pay	3.500	09/21/2021		11,300	483
Deutsche Bank AG	EUR-EURIBOR-Act 6-Month	Pay	3.500	09/21/2021		13,200	374
HSBC Bank USA, N.A.	EUR-EURIBOR-Act 6-Month	Pay	3.500	09/21/2021		25,300	673
Morgan Stanley Capital Services LLC	EUR-EURIBOR-Act 6-Month	Pay	3.500	09/21/2021		43,400	1,955
Morgan Stanley Capital Services LLC	EUR-EURIBOR-Act 6-Month	Pay	3.650	09/21/2021		50,300	2,716
Barclays Bank plc	Mexica TIIE-Banxico	Pay	7.340	01/28/2015	MEX$	435,700	2,082
Citibank, N.A.	Mexica TIIE-Banxico	Pay	7.330	01/28/2015		157,900	759
JP Morgan Chase Bank, N.A.	Mexica TIIE-Banxico	Pay	7.330	01/28/2015		105,500	507
Morgan Stanley Capital Services LLC	Mexica TIIE-Banxico	Pay	6.500	03/05/2013		27,000	28

Interest Rate Swaps							$(30,136)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	United States of America 4.875% due 08/15/2016	Sell	0.250%	03/20/2016	0.616%	(351)	$(219)	€15,500	$(132)
UBS AG	United States of America 4.875% due 08/15/2016	Sell	0.250	09/20/2015	0.619	(568)	(414)	27,700	(154)
Deutsche Bank AG	Berkshire Hathaway Inc. Senior Bond 4.625% due 10/15/2013	Sell	0.850	03/20/2013	0.427	22	—	$2,800	22
UBS AG	Berkshire Hathaway Inc. Senior Bond 4.625% due 10/15/2013	Sell	1.000	03/20/2015	0.840	19	(49)	2,700	68
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	1.984	7,636	8,306	65,200	(670)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	1.984	35	37	300	(2)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	2,275	2,465	17,900	(190)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 15, 0.037%	Sell	5.000	06/20/2016	2.123	815	807	6,000	8
Citibank, N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	686	747	5,400	(61)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000%	06/20/2015	1.984%	164	$186	$1,400	$(22)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	1.984	117	141	1,000	(24)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12, 0.037%	Sell	5.000	12/20/2014	1.911	330	309	3,100	21
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	1.984	691	804	5,900	(113)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	1,157	1,168	9,100	(11)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 15, 0.037%	Sell	5.000	06/20/2016	2.123	312	311	2,300	1
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	1.984	1,921	2,071	16,400	(150)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	394	410	3,100	(16)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	1.984	269	260	2,300	9
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	127	132	1,000	(5)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	1.984	1,148	1,163	9,800	(15)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	559	571	4,400	(12)
UBS AG	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	229	249	1,800	(20)
Citibank, N.A.	Dow Jones CDX North America High Yield Index Series 8-V17 5Y 35-100%	Sell	0.355	06/20/2012	0.124	24	—	9,629	24
Citibank, N.A.	Dow Jones CDX North America High Yield Index Series 8-V17 5Y 35-100%	Sell	0.360	06/20/2012	0.124	12	—	4,815	12
Citibank, N.A.	Dow Jones CDX North America High Yield Index Series 8-V17 5Y 35-100%	Sell	0.401	06/20/2012	0.124	7	—	2,407	7
BNP Paribas S.A.	Dow Jones CDX North America Investment Grade Index Series 16 5Y-0.037%	Sell	1.000	06/20/2016	0.957	728	767	231,100	(39)
Credit Suisse International	Dow Jones CDX North America Investment Grade Index Series 16 5Y-0.037%	Sell	1.000	06/20/2016	0.957	301	399	95,900	(98)
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 9-V4 5Y 30-100%	Sell	0.705	12/20/2012	0.008	178	—	16,782	178
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 10-V4 5Y 30-100%	Sell	0.530	06/20/2013	0.045	38	—	3,858	38
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 16 5Y-0.037%	Sell	1.000	06/20/2016	0.957	38	58	12,100	(20)
Morgan Stanley Capital Services LLC	Dow Jones CDX North America Investment Grade Index Series 9-V3 5Y 15-30%	Sell	0.963	12/20/2012	0.044	92	—	6,500	92

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Dow Jones CDX North America Investment Grade Index Series 16 5Y-0.037%	Sell	1.000%	06/20/2016	0.957%	25	$39	$8,000	$(14)
Bank of America, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.988	1	(7)	700	8
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	5	(27)	1,900	32
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.988	4	(20)	2,300	24
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.072	(18)	(57)	8,500	39
Citibank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.988	2	(15)	1,000	17
Citibank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.108	(175)	(136)	44,500	(39)
Credit Suisse International	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	2	(18)	700	20
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	14	(61)	5,500	75
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	4	(14)	1,500	18
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.108	(60)	(45)	15,200	(15)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	3	(36)	1,300	39
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.988	6	(24)	3,300	30
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.457	(308)	(298)	9,000	(10)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.457	(376)	(342)	11,000	(34)
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	30	(125)	11,400	155
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.988	6	(28)	3,300	34
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	4	(16)	1,600	20
UBS AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.988	1	(5)	700	6
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.144	(134)	(138)	3,400	4
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.144	(24)	(21)	600	(3)
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.212	(168)	(170)	3,600	2
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.104	(75)	(42)	2,100	(33)
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.144	(24)	(21)	600	(3)
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2015	1.059	(45)	(37)	1,400	(8)
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.144	(130)	(133)	3,300	3
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.640	12/20/2012	0.657	3	—	5,600	3
Citibank, N.A.	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	3.850	03/20/2014	1.078	692	—	9,000	692
Deutsche Bank AG	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	1.500	09/20/2011	0.426	4	—	1,100	4
Deutsche Bank AG	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	4.900	12/20/2013	0.993	187	—	1,900	187
Deutsche Bank AG	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	1.000	03/20/2016	1.493	(10)	(30)	500	20
JP Morgan Chase Bank, N.A.	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	5.000	09/20/2011	0.421	31	117	2,500	(86)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	1.000%	09/20/2011	0.421%	10	$(77)	$5,000	$87
Morgan Stanley Capital Services LLC	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	1.000	06/20/2016	1.528	(35)	(6)	1,500	(29)
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	0.844	31	33	3,800	(2)
Morgan Stanley Capital Services LLC	Government of Japan 2.000% due 03/21/2022	Sell	1.000	06/20/2016	0.878	303	281	43,800	22
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	0.844	234	317	28,500	(83)
HSBC Bank USA, N.A.	JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2011	0.246	10	19	4,400	(9)
Citibank, N.A.	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	06/20/2016	3.532	(623)	(408)	5,900	(215)
JP Morgan Chase Bank, N.A.	Mexico Government 7.500% due 04/08/2033	Sell	0.920	03/20/2016	1.054	(1)	—	300	(1)
Barclays Bank plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	0.802	9	11	900	(2)
BNP Paribas S.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	0.802	5	6	500	(1)
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.699	33	45	2,600	(12)
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.834	104	124	11,500	(20)
Deutsche Bank AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.862	14	10	1,700	4
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.834	41	49	4,500	(8)
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.862	10	7	1,200	3
Morgan Stanley Capital Services LLC	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.862	10	6	1,200	4
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.699	100	140	7,900	(40)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.834	39	45	4,300	(6)
UBS AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.862	4	3	500	1
Barclays Bank plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	1.284	(46)	(60)	3,800	14
Barclays Bank plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	1.284	(45)	(58)	3,700	13
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	1.086	(3)	(29)	1,200	26
Barclays Bank plc	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2016	3.089	(339)	(155)	4,000	(184)
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2016	3.102	(500)	(145)	5,600	(355)
Royal Bank of Scotland plc	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2016	3.089	(1,324)	(594)	15,600	(730)
Societe Generale Paris	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2016	3.089	(1,273)	(561)	15,000	(712)
Citibank, N.A.	Republic of Kazakhstan 0.037%	Sell	1.000	03/20/2016	1.607	(13)	(15)	500	2
Deutsche Bank AG	Republic of Kazakhstan 0.037%	Sell	1.000	03/20/2016	1.607	(13)	(15)	500	2
HSBC Bank USA, N.A.	Republic of Kazakhstan 0.037%	Sell	1.000	03/20/2016	1.607	(10)	(11)	400	1
Deutsche Bank AG	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	06/20/2016	1.007	2	1	2,400	1
Deutsche Bank AG	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	06/20/2016	1.007	1	1	1,600	—
JP Morgan Chase Bank, N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	0.730	01/20/2012	0.339	6	—	3,000	6
Morgan Stanley Capital Services LLC	Republic of Panama 8.875% due 09/30/2027	Sell	0.750	01/20/2012	0.339	2	—	1,000	2

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Citibank, N.A.	State of Illinois 5.000% due 06/01/2029	Sell	2.420%	03/20/2021	2.065%	63	$—	$2,500	$63
BNP Paribas S.A.	UBS AG 1.646% due 04/18/2012	Sell	0.760	03/20/2013	0.483	112	—	20,470	112
Credit Suisse International	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2016	0.689	33	42	2,200	(9)
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2016	0.689	9	11	600	(2)
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.567	20	6	1,200	14
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.567	43	11	2,600	32
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.597	364	273	21,900	91
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.657	92	137	5,800	(45)
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2016	0.717	34	40	2,300	(6)
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2016	0.717	68	81	4,700	(13)
Citibank, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.979	3	(21)	1,600	24
Citibank, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	1.083	(163)	10	59,600	(173)
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	1.052	(17)	(108)	14,800	91
HSBC Bank USA, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	1.052	(24)	(154)	20,800	130
UBS AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.979	1	(7)	600	8

Credit Default Swaps									$(1,991)

Total Swaps									$(32,127)

WRITTEN OPTIONS OPEN AT JULY 31, 2011

Description	Number of Shares/Contracts	Strike Index/Price/Rate		Expiration Date	Value (000s)
Inflation-Linked Swap Option (Put)	(5,100,000)	215.95	[y]	03/10/2020	$(16)
Inflation-Linked Swap Option (Put)	(14,100,000)	215.95	[y]	03/12/2020	(36)
Inflation-Linked Swap Option (Put)	(33,900,000)	216.69	[y]	04/07/2020	(92)
Inflation-Linked Swap Option (Put)	(15,100,000)	217.97	[y]	09/29/2020	(45)
Inflation-Linked Swap Option (Put)	(15,600,000)	218.01	[y]	10/13/2020	(59)
Credit Default Option 5 year (Call)	(12,000,000)	0.80%		09/21/2011	(15)
Credit Default Option 5 year (Call)	(52,000,000)	0.80		12/21/2011	(44)
Credit Default Option 5 year (Call)	(23,000,000)	0.82		12/21/2011	(23)
Credit Default Option 5 year (Call)	(22,000,000)	0.82		12/21/2011	(22)
Credit Default Option 5 year (Call)	(23,400,000)	0.84		12/21/2011	(29)
Credit Default Option 5 year (Call)	(88,400,000)	0.85		12/21/2011	(119)
Credit Default Option 5 year (Call)	(44,400,000)	0.85		12/21/2011	(60)
Credit Default Option 5 year (Put)	(12,000,000)	1.20		09/21/2011	(5)
Credit Default Option 5 year (Put)	(2,000,000)	1.20		09/21/2011	(1)
Credit Default Option 5 year (Put)	(42,000,000)	1.20		12/21/2011	(161)
Forward Volatility Swaption 1 year (Call)	(48,300,000)	0.51		10/11/2011	(262)
Forward Volatility Swaption 1 year (Call)	(129,900,000)	1.09		11/14/2011	(1,998)
Forward Volatility Swaption 1 year (Call)	(238,400,000)	1.11		10/11/2011	(3,579)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Number of Shares/Contracts	Strike Index/Price/Rate	Expiration Date	Value (000s)
Interest Rate Swap Option 5 year (Call)	(86,500,000)	1.80	10/11/2011	$(777)
Interest Rate Swap Option 10 year (Call)	(7,100,000)	3.00	08/24/2011	(85)
Interest Rate Swap Option 10 year (Call)	(152,700,000)	3.00	10/11/2011	(2,415)
Interest Rate Swap Option 1 year (Put)	(133,700,000)	1.75	11/19/2012	(174)
Interest Rate Swap Option 1 year (Put)	(542,600,000)	1.75	07/11/2013	(2,024)
Interest Rate Swap Option 1 year (Put)	(210,200,000)	2.00	04/30/2012	(54)
Interest Rate Swap Option 2 year (Put)	(407,400,000)	2.25	09/24/2012	(858)
Interest Rate Swap Option 2 year (Put)	(130,000,000)	2.25	09/24/2012	(274)
Interest Rate Swap Option 2 year (Put)	(19,800,000)	2.25	09/24/2012	(42)
Interest Rate Swap Option 3 year (Put)	(75,400,000)	2.75	06/18/2012	(155)
Interest Rate Swap Option 3 year (Put)	(71,600,000)	2.75	06/18/2012	(147)
Interest Rate Swap Option 3 year (Put)	(191,400,000)	3.00	06/18/2012	(306)
Interest Rate Swap Option 3 year (Put)	(164,600,000)	3.00	06/18/2012	(263)
Interest Rate Swap Option 3 year (Put)	(103,700,000)	3.00	06/18/2012	(166)
Interest Rate Swap Option 3 year (Put)	(77,800,000)	3.00	06/18/2012	(124)
Interest Rate Swap Option 3 year (Put)	(51,500,000)	3.00	06/18/2012	(82)
Interest Rate Swap Option 5 year (Put)	(86,500,000)	2.50	08/24/2011	(1)
Interest Rate Swap Option 5 year (Put)	(63,400,000)	3.25	07/16/2012	(402)
Interest Rate Swap Option 5 year (Put)	(21,100,000)	3.25	07/16/2012	(134)
Interest Rate Swap Option 10 year (Put)	(7,100,000)	3.75	08/24/2011	—
Interest Rate Swap Option 10 year (Put)	(75,700,000)	3.75	10/11/2011	(105)
Interest Rate Swap Option 10 year (Put)	(77,000,000)	4.25	10/11/2011	(14)
Interest Rate Swap Option 10 year (Put)	(35,100,000)	10.00	07/10/2012	—
Eurodollar Futures Option–CME (Put)	(1,022)	$99.00	03/19/2012	(185)
Eurodollar Futures Option–CME (Put)	(1,546)	99.38	09/19/2011	(135)
Federal National Mortgage Association Futures Option (Call)	(20,000,000)	104.53	08/04/2041	(30)
Federal National Mortgage Association Futures Option (Put)	(20,000,000)	102.53	08/04/2041	—
U.S. Treasury Notes-5 year Future (Call)	(106)	121.50	08/26/2011	(60)
U.S. Treasury Notes-10 year Future (Call)	(416)	124.00	08/26/2011	(910)
U.S. Treasury Notes-10 year Future (Put)	(416)	124.00	08/26/2011	(208)

Written options outstanding, at value (premiums received of $28,786)				$(16,696)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2011

Par Value (000s)	Security	Value (000s)
$(124,900)	Federal National Mortgage Association TBA (proceeds $133,722)	$(134,253)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$96,322	$—	$96,322
Bank Loan Obligations	—	25,280	—	25,280
Certificates of Deposit	—	38,693	—	38,693
Collateralized Mortgage Obligations	—	363,402	18,937	382,339
Common Stocks	3	—	—	3
Convertible Bonds	—	37,647	—	37,647
Convertible Preferred Stocks	436	—	—	436
Corporate Bond & Notes	—	2,392,949	15,098	2,408,047
Foreign Government Obligations	—	594,218	—	594,218
Mortgage Pass-Through	—	2,297,997	2,332	2,300,329
Municipal Bonds	—	302,504	—	302,504
Preferred Stocks	16,003	1,382	—	17,385
Purchased Options	—	699	—	699
Rights/Warrants	25	—	—	25
U.S. Government Agencies	—	872,631	—	872,631
U.S. Government Obligations	—	550,168	—	550,168
Short-Term Investments
Certificates of Deposit	—	105,557	—	105,557
Commercial Paper	—	980,542	—	980,542
Repurchase Agreements	—	1,015,800	—	1,015,800
U.S. Treasury Bills	—	7,570	—	7,570

Total Investments in Securities	$16,467	$9,683,361	$36,367	$9,736,195

Investments in Other Financial Instruments
Forward Currency Contracts	—	(2,306)	—	(2,306)
Futures Contracts	36,303	6,391	—	42,694
Investments Sold Short	—	(134,253)	—	(134,253)
Options-Written	(1,498)	(15,198)	—	(16,696)
Swap Agreements	—	(32,127)	—	(32,127)

Total Investments in Other Financial Instruments	$34,805	$(177,493)	$—	$(142,688)

Total Investments	$51,272	$9,505,868	$36,367	$9,593,507

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)		Ending Balance as of 07/31/2011[w] (000s)
Collateralized Mortgage Obligations	$—	$18,663	$—	$2	$—	$272	$—	$—		$18,937
Corporate Bonds & Notes	748	15,192	—	27	—	(1,585)	—	716	[h]	15,098
Mortgage Pass-Through	2,482	—	(134)	(2)	(1)	(13)	—	—		2,332
Swap Agreements	—	160,700	(156,707)	—	(3,993)	—	—	—		—

Total	$3,230	$194,555	$(156,841)	$27	$(3,994)	$(1,326)	$—	$716		$36,367

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$3	$—
Credit Contracts	2,665	(5,135)
Foreign Exchange Contracts	18,758	(21,064)
Interest Rate Contracts	76,987	(79,947)

Total	$98,413	$(106,146)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2011.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $1,221,881 or 16% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2011.

4	REMICs are CMOs that can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond. The maturity date represents the next callable date.

7	Zero coupon bond.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2011. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 to the Notes to Portfolios of Investments).

9	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

10	At July 31, 2011, a portion of securities held by the Fund were pledged for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $220,573 or 3% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index, or (ii) receive a netsettlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of July 31, 2011 per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2011
Collateralized Mortgage Obligations	$272
Corporate Bonds & Notes	(122)
Mortgage Pass-Through	(37)
Swap Agreements	—

Total	$113

y	Amount represents Index Value.

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

R$	Brazilian Real.

CAD$	Canadian Dollar.

€	Euro.

£	British Pound.

MEX$	Mexican Peso.

SGD	Singapore Dollar.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -33.9%)

ASSET-BACKED SECURITIES—3.6%
Principal Amount (000s)			Value (000s)

		American Money Management Corporation Series 2005-5A Cl. A1A
	$297	0.482%—08/08/2017[1,2]	$288
		Ares CLO Funds Series 2006-6RA Cl. A1B
	426	0.477%—03/12/2018[1,2]	421
		Driver One GmbH Series 8 Cl. A
	€1,151	2.170%—02/21/2017[2]	1,656
		First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Cl. A3
	$16	0.237%—11/25/2036[2]	16
		Ford Auto Securitization Trust Series 2010-R3A Cl. A1
CAD$	1,141	1.926%—06/15/2013[1]	1,197
		Globaldrive BV Series 2009-A Cl. A
	€207	3.000%—07/20/2015	298
		Harvest CLO SA Series IX Cl. A1
	302	2.003%—03/29/2017[2]	415
		Hillmark Funding Series 2006-1A Cl. A1
	$1,600	0.509%—05/21/2021[1,2]	1,501
		Katonah Ltd. Series 6A Cl. A1A
	510	0.567%—09/20/2016[1,2]	499
		Magi Funding plc Series I-A Cl. A
	€279	1.835%—04/11/2021[1,2]	375	[z]
		Park Place Securities Inc. Series 2004-WWF1 Cl. M2
	$504	0.867%—12/25/2034[2]	471
		Race Point CLO Series 2A Cl. A1
	817	0.811%—05/15/2015[1,2]	810
		Saxon Asset Securities Trust Series 2003-1 Cl. AF7
	182	4.034%—06/25/2033[3]	169
		SLM Student Loan Trust
	€2,844	Series 2003-2 Cl. A5 1.731%—12/15/2023[2]	3,878
	1,576	Series 2002-7X Cl. A5 1.741%—09/15/2021[2]	2,207

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

$241	Series 2010-B Cl. A1 2.107%—07/15/2016[1,2]	$241

		6,326

	Wood Street CLO BV Series II-A Cl. A1
€246	1.763%—03/29/2021[1,2]	337

TOTAL ASSET-BACKED SECURITIES (Cost $14,480)		14,779

BANK LOAN OBLIGATIONS—0.8%
	Intelsat Jackson Holdings SA Term Loan
$698	5.250%—04/18/2018[2]	701
	International Lease Finance Corporation Term Loan
1,000	6.750%—03/17/2015[2]	1,004
	Springleaf Financial Corporation Term Loan
1,800	5.500%—05/10/2017[2]	1,765

TOTAL BANK LOAN OBLIGATIONS (Cost $3,471)		3,470

COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
	Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B
€1,700	2.624%—11/19/2047[1,2]	2,443
	Series 2011-1A Cl. A1B
700	2.874%—11/19/2047[1,2]	1,005

		3,448

	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN
$1,458	1.937%—11/15/2013[1,2]	1,355
	Bear Stearns Adjustable Rate Mortgage Trust
10	Series 2005-5 Cl. A1 2.340%—08/25/2035[2]	10
18	Series 2005-5 Cl. A2 2.400%—08/25/2035[2]	16
17	Series 2005-2 Cl. A1 2.710%—03/25/2035[2]	16
5	Series 2005-2 Cl. A2 2.731%—03/25/2035[2]	5

		47

	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
621	0.987%—08/25/2035[1,2]	465
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
128	3.024%—04/20/2035[4]	119
	DBUBS Mortgage Trust
	Series 2011-LC2A Cl.A2
2,800	3.386%—07/10/2044[1]	2,834
	Granite Master Issuer plc
	Series 2006-3 Cl. A3
204	0.226%—12/20/2054[2]	195
	Holmes Master Issuer plc
	Series 2011-1A Cl. A3
€1,700	2.955%—10/15/2054[1]	2,447

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	JP Morgan Mortgage Trust
	Series 2005-A3 Cl. 2A1
$555	5.178%—06/25/2035[4]	$548
	Permanent Master Issuer plc
	Series 2011-1A Cl. 1A3
€200	2.905%—07/15/2042[1,2]	287
	RBSSP Resecuritization Trust
	Series 2010-1 Cl. 2A1
$1,521	2.536%—07/26/2045[1,4]	1,449
	Residential Accredit Loans Inc.
	Series 2006-QO6 Cl. A1
161	0.367%—06/25/2046[2]	61
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
109	0.587%—01/25/2046*,2	47
	Structured Asset Mortgage Investments Inc.
	Series 2006-AR5 Cl. 1A1
99	0.397%—05/25/2046[2]	55
	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-AR9 Cl. 2A
71	2.777%—09/25/2033[2]	69

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,524)		13,426

CORPORATE BONDS & NOTES—22.5%
	ABN Amro Bank NV
1,500	2.023%—01/30/2014[1,2]	1,531
	Ally Financial Inc.
600	3.466%—02/11/2014[2]	590
2,100	8.300%—02/12/2015	2,305

		2,895

	American Express Bank FSB
500	0.317%—05/29/2012[2]	499
600	0.336%—06/12/2012[2]	599

		1,098

	American International Group Inc.
900	6.400%—12/15/2020	989
	Banco Santander Brasil SA
500	4.250%—01/14/2016[1]	509
	Banco Santander Brazil SA MTN[5]
2,400	2.347%—03/18/2014[1,2]	2,395
	Banco Santander Chile
400	1.501%—04/20/2012[1,2]	400
	Bank of America Corporation MTN[5]
£600	0.924%—06/11/2012[2]	979
	BBVA Bancomer SA
$800	6.500%—03/10/2021[1]	832
	BNP Paribas MTN[5]
1,700	5.000%—01/15/2021	1,749
	Citigroup Inc.
600	0.552%—11/05/2014[2]	576
800	2.262%—08/13/2013[2]	813
700	6.125%—05/15/2018	783

		2,172

	Citigroup Inc. MTN[5]
€100	7.375%—06/16/2014	159

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Commonwealth Bank of Australia
$3,000	0.525%—09/17/2014[1,2]	$3,005
	Credit Agricole Home Loan SFH
800	1.002%—07/21/2014[1,2]	797
	Danske Bank A/S MTN[5]
1,700	1.299%—04/14/2014[1,2]	1,701
	DCP Midstream Operating LP
700	3.250%—10/01/2015	715
	Dexia Credit Local
6,500	0.652%—03/05/2013[1,2]	6,486
	DISH DBS Corp.
1,000	6.375%—10/01/2011	1,009
	EOG Resources Inc.
1,100	1.023%—02/03/2014[2]	1,111
	FCE Bank plc MTN[5]
€1,800	7.125%—01/16/2012	2,635
	Ford Motor Credit Co. LLC
$100	7.800%—06/01/2012	104
100	8.000%—06/01/2014	111

		215

	GATX Financial Corp.
1,000	5.800%—03/01/2016	1,110
	Goldman Sachs Group Inc. MTN[5]
€1,000	1.962%—01/30/2017	1,347
	HBOS plc MTN[5]
$5,000	0.452%—09/06/2017[1]	4,304
300	6.750%—05/21/2018[1]	301

		4,605

	HCA Inc.
900	7.250%—09/15/2020	954
	ICICI Bank Ltd. MTN[5]
500	2.008%—02/24/2014[1,2]	489
	ING Bank NV
1,800	1.570%—10/18/2013[1,2]	1,812
3,900	1.652%—06/09/2014[1,2]	3,908

		5,720

	International Lease Finance Corporation
200	6.500%—09/01/2014[1]	213
100	6.750%—09/01/2016[1]	106
300	7.125%—09/01/2018[1]	321

		640

	JP Morgan Chase & Co. MTN[5]
€1,400	1.993%—10/12/2015[2]	1,917
	LeasePlan Corporation NV
$200	3.000%—05/07/2012[1]	204
	Lehman Brothers Holdings Inc. MTN[5]
100	0.000%—05/02/2018*	28
	Merrill Lynch & Co. Inc. MTN[5]
1,500	0.482%—06/05/2012[2]	1,496
€2,300	1.730%—05/30/2014[2]	3,211

		4,707

	MetLife Institutional Funding II
$2,900	1.146%—04/04/2014[1,2]	2,909
	Metropolitan Life Global Funding I
200	1.370%—09/17/2012[1,2]	202
	Metropolitan Life Global Funding I MTN[5]
100	5.125%—04/10/2013[1]	106

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		Morgan Stanley
	$900	1.853%—01/24/2014[2]	$900
	1,500	2.761%—05/14/2013[2]	1,530

			2,430

		Morgan Stanley MTN[5]
	€200	1.760%—03/01/2013[2]	284
		National Australia Bank Ltd.
	$2,500	0.966%—04/11/2014[1,2]	2,500
		New York Life Global Funding
	200	4.650%—05/09/2013[1]	214
		Nordea Eiendomskreditt AS
	3,100	0.666%—04/07/2014[1,2]	3,100
		Petrobras International Finance Company
	500	3.875%—01/27/2016	521
		Pricoa Global Funding I MTN[5]
	500	0.353%—01/30/2012[1,2]	499
		Royal Bank of Scotland plc
	600	2.679%—08/23/2013[2]	612
	300	3.000%—12/09/2011[1]	303
	700	4.875%—03/16/2015	727

			1,642

		SLM Corporation MTN[5]
	1,200	5.125%—08/27/2012	1,230
	740	5.414%—05/03/2019[4,6]	689

			1,919

		Societe Generale MTN[5]
	1,700	1.296%—04/11/2014[1,2]	1,666
		SSIF Nevada LP
	2,500	0.949%—04/14/2014[1,2]	2,502
		Starwood Hotels & Resorts Worldwide Inc.
	1,000	6.250%—02/15/2013	1,065
		Stone Street Trust
	2,400	5.902%—12/15/2015[1]	2,549
		TDC A/S MTN[5]
	€1,800	3.500%—02/23/2015	2,645
		Transocean Inc.
	$700	4.950%—11/15/2015	770
		Turkiye Garanti Bankasi AS
	200	2.751%—04/20/2016[1,2]	199
		Volkswagen International Finance NV
	2,800	0.696%—10/01/2012[1,2]	2,808
		Wachovia Corp.
AUD$	3,200	5.228%—05/25/2012[2]	3,494
		Westpac Banking Corporation MTN[5]
	$3,300	0.976%—03/31/2014[1,2]	3,306

	TOTAL CORPORATE BONDS & NOTES (Cost $90,481)		92,433

FOREIGN GOVERNMENT OBLIGATIONS—6.4%
		Australia Government Bond
AUD$	200	2.500%—09/20/2030[6]	237
	2,600	3.000%—09/20/2025[6]	3,344
	1,600	4.000%—08/20/2020[6]	3,042

			6,623

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

		Canada Housing Trust No 1
CAD$	2,700	2.450%—12/15/2015[1]	$2,867
		Canadian Government Bond
	1,800	2.750%—09/01/2016	1,947
		Instituto de Crédito Oficial MTN[5]
	€2,300	3.276%—03/25/2014[1,2]	3,167
		Italy Buoni Poliennali Del Tesoro
	6,219	2.100%—09/15/2016-09/15/2021[6]	7,791
	1,277	2.350%—09/15/2019[6]	1,637
	439	2.600%—09/15/2023[6]	534

			9,962

		Italy Certificati di Credito del Tesoro
	1,000	2.426%—10/15/2017[2]	1,258
		New South Wales Treasury Corporation
AUD$	400	2.750%—11/20/2025[6]	493
		Petroleos Mexicanos
	$200	5.500%—01/21/2021	214

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,479)		26,531

MORTGAGE PASS-THROUGH—2.0%
		Federal Home Loan Mortgage Corp. REMIC[7]
	4,046	0.787%—12/15/2037[2]	4,066
		Federal National Mortgage Association REMIC[7]
	1,068	0.537%—07/25/2037[2]	1,067
	978	0.567%—07/25/2037[2]	978
	731	0.627%—05/25/2036[2]	733
	1,362	0.867%—02/25/2041[2]	1,373

			4,151

	TOTAL MORTGAGE PASS-THROUGH (Cost $8,159)		8,217

PURCHASED OPTIONS—0.0%
	(Cost $66)
No. of Contracts (000s)
		Interest Rate Swap Option 1 year
	21,100	1.250%—04/30/2012	140

U.S. GOVERNMENT OBLIGATIONS—95.3%
Principal Amount (000s)
		U.S. Treasury Inflation Indexed Bonds[6]
	$13,102	0.125%—04/15/2016	13,688
	3,962	0.500%—04/15/2015	4,197
	22,801	0.625%—04/15/2013-07/15/2021	23,424
	11,627	1.250%—04/15/2014-07/15/2020	12,446
	1,672	1.375%—01/15/2020	1,854
	15,555	1.625%—01/15/2015-01/15/2018	17,111
	5,856	1.750%—01/15/2028	6,575
	28,409	1.875%—07/15/2013-07/15/2019[8]	31,361
	9,641	1.875%—07/15/2015	10,793
	40,667	2.000%—04/15/2012-01/15/2026	45,297

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$4,781	2.000%—01/15/2016[8]	$5,410
21,203	2.125%—01/15/2019-02/15/2041	24,954
784	2.375%—01/15/2017	914
37,012	2.375%—01/15/2025-01/15/2027[8]	45,010
16,777	2.500%—07/15/2016-01/15/2029	20,810
12,100	2.625%—07/15/2017	14,417
53,151	3.000%—07/15/2012[8]	55,214
20,739	3.375%—01/15/2012-04/15/2032	22,113
7,124	3.625%—04/15/2028	9,972
17,262	3.875%—04/15/2029	25,199
1,500	4.375%—05/15/2041	1,522

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $378,158)		392,281

SHORT-TERM INVESTMENTS—1.8%
CERTIFICATES OF DEPOSIT—1.5%
	Banco Bradesco SA
2,200	1.000%—08/26/2011	2,198
	Banco do Brasil SA
700	1.000%—11/15/2011	697

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

CERTIFICATES OF DEPOSIT—Continued
	Itaú Unibanco SA
$3,200	0.010%—03/02/2012	$3,168

		6,063

REPURCHASE AGREEMENTS—0.3%
1,138	Repurchase Agreement with State Street Corporation dated July 29, 2011 due August 1, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $1,163)	1,138

U.S. TREASURY BILLS—0.0%
	U.S. Treasury Bills
220	0.125%—08/18/2011[8]	220

TOTAL SHORT-TERM INVESTMENTS (Cost $7,421)		7,421

TOTAL INVESTMENTS—135.7% (Cost $542,239)		558,698
CASH AND OTHER ASSETS, LESS LIABILITIES—(35.7)%		(147,096)

TOTAL NET ASSETS—100.0%		$411,602

FUTURES CONTRACTS OPEN AT JULY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate-3 month (Buy)	5	€1,250	06/18/2012	$12
Euribor Interest Rate-3 month (Buy)	5	1,250	09/17/2012	14
Euribor Interest Rate-3 month (Buy)	5	1,250	12/17/2012	16
Euribor Interest Rate-3 month (Buy)	5	1,250	03/18/2013	17
Euro-Bobl Futures (Buy)	35	3,500	09/08/2011	166
Euro-Bobl Futures (Sell)	13	1,300	08/31/2011	(19)
Eurodollar Futures-CME 90 day (Buy)	44	$11,000	09/17/2012	45
Eurodollar Futures-CME 90 day (Buy)	131	32,750	12/17/2012	71
Eurodollar Futures-CME 90 day (Buy)	56	14,000	03/18/2013	37
Eurodollar Futures-CME 90 day (Buy)	23	5,750	06/17/2013	17
Eurodollar Futures-CME 90 day (Buy)	26	6,500	09/16/2013	20
Eurodollar Futures-CME 90 day (Buy)	75	18,750	12/16/2013	63

				$459

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Deutsche Bank AG London	$6,896	$6,871	08/31/2011	$(25)
Brazilian Real (Buy)	Barclays Capital	1,487	1,445	09/02/2011	42
Brazilian Real (Buy)	HSBC Bank USA, N.A.	25	25	11/03/2011	—
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	25	25	11/03/2011	—
Brazilian Real (Buy)	UBS AG	1,499	1,439	08/02/2011	60
Brazilian Real (Sell)	Barclays Capital	1,499	1,455	08/02/2011	(44)
Brazilian Real (Sell)	HSBC Bank USA, N.A.	26	25	09/02/2011	(1)
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	26	26	09/02/2011	—
British Pound Sterling (Sell)	UBS AG	986	987	09/13/2011	1
Canadian Dollar (Buy)	Royal Bank of Canada	150	148	09/19/2011	2
Canadian Dollar (Buy)	UBS AG	105	106	09/19/2011	(1)
Canadian Dollar (Sell)	Deutsche Bank AG London	1,671	1,622	09/19/2011	(49)
Canadian Dollar (Sell)	Royal Bank of Canada	1,671	1,620	09/19/2011	(51)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Chinese Yuan (Buy)	Barclays Capital	$35	$35	11/15/2011	$—
Chinese Yuan (Buy)	Citibank, N.A.	212	210	11/15/2011	2
Chinese Yuan (Buy)	Deutsche Bank AG London	967	957	02/13/2012	10
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	132	132	11/15/2011	—
Euro Currency (Sell)	BNP Paribas SA	48,129	47,904	09/22/2011	(225)
Euro Currency (Sell)	Citibank, N.A.	1,282	1,262	09/22/2011	(20)
Euro Currency (Sell)	Citibank, N.A.	660	664	09/22/2011	4
Euro Currency (Sell)	Deutsche Bank AG London	702	690	09/22/2011	(12)
Euro Currency (Sell)	Royal Bank of Canada	575	561	09/22/2011	(14)
Euro Currency (Sell)	Royal Bank of Scotland plc	847	855	09/22/2011	8
Indian Rupee (Buy)	Barclays Capital	327	320	08/12/2011	7
Indian Rupee (Buy)	Citibank, N.A.	2,635	2,492	08/12/2011	143
Indian Rupee (Buy)	Deutsche Bank AG London	357	338	08/12/2011	19
Indian Rupee (Buy)	HSBC Bank USA, N.A.	100	98	08/12/2011	2
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	308	300	08/12/2011	8
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	3,548	3,551	07/12/2012	(3)
Indian Rupee (Sell)	JP Morgan Chase Bank, N.A.	3,727	3,711	08/12/2011	(16)
Indonesian Rupiah (Buy)	Citibank, N.A.	575	535	10/31/2011	40
Indonesian Rupiah (Buy)	Citibank, N.A.	205	196	01/31/2012	9
Indonesian Rupiah (Buy)	Goldman Sachs International	258	240	10/31/2011	18
Japanese Yen (Sell)	Citibank, N.A.	1,152	1,103	10/17/2011	(49)
Malaysian Ringgit (Buy)	Barclays Capital	442	424	08/11/2011	18
Malaysian Ringgit (Buy)	Citibank, N.A.	434	418	08/11/2011	16
Malaysian Ringgit (Buy)	Citibank, N.A.	112	112	11/10/2011	—
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	127	123	08/11/2011	4
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	67	65	08/11/2011	2
Malaysian Ringgit (Buy)	UBS AG	1,051	1,047	04/23/2012	4
Malaysian Ringgit (Sell)	UBS AG	1,070	1,056	08/11/2011	(14)
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	1,827	1,846	11/18/2011	(19)
Philippine Peso (Buy)	Barclays Capital	704	675	11/15/2011	29
Philippine Peso (Buy)	Citibank, N.A.	223	214	11/15/2011	9
Philippine Peso (Buy)	Citibank, N.A.	1,128	1,116	03/15/2012	12
Singapore Dollar (Buy)	Barclays Bank plc	215	202	09/09/2011	13
Singapore Dollar (Buy)	Citibank, N.A.	166	156	09/09/2011	10
Singapore Dollar (Buy)	Citibank, N.A.	209	200	12/09/2011	9
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	83	78	09/09/2011	5
Singapore Dollar (Buy)	Royal Bank of Scotland plc	1,459	1,411	09/09/2011	48
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	3,859	3,708	08/12/2011	151
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	4,041	4,035	11/14/2011	6
South Korean Won (Buy)	Morgan Stanley and Co. Inc.	207	200	08/12/2011	7
South Korean Won (Sell)	JP Morgan Chase Bank, N.A.	4,067	4,057	08/12/2011	(10)

					$165

SWAP AGREEMENTS OPEN AT JULY 31, 2011

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.680%	01/02/2012	R$	1,000	$(5)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.285	01/02/2013		1,000	11
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		2,100	21
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		2,100	37
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		500	51
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		7,600	29
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	11.250	01/02/2012		1,000	(3)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		2,100	15
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	10.115	01/02/2012		100	(3)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.290	01/02/2012		2,500	(6)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.600	01/02/2012		6,000	103
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012	R$	2,700	16
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2012		400	23

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013	1,100	$7
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013	1,100	14
Deutsche Bank AG	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041	$800	(93)

Interest Rate Swaps						$217

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Dow Jones CDX North America Emerging Markets Index Series 15, 0.037%	Sell	5.000%	06/20/2016	2.123%	$91	$91	$700	$—
Citibank, N.A.	Dow Jones CDX North America Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	24	27	200	(3)
Deutsche Bank AG	Dow Jones CDX North America Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	49	60	400	(11)
JP Morgan Chase Bank, N.A.	Dow Jones CDX North America Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	255	294	2,100	(39)
Morgan Stanley Capital Services LLC	Dow Jones CDX North America Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.050	97	113	800	(16)
BNP Paribas S.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y-0.037%	Sell	1.000	12/20/2015	0.823	37	5	5,000	32
Citibank, N.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y-0.037%	Sell	1.000	12/20/2015	0.823	2	—	300	2
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 15 5Y-0.037%	Sell	1.000	12/20/2015	0.823	41	18	5,500	23
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 16 5Y-0.037%	Sell	1.000	06/20/2016	0.957	7	7	3,700	—
JP Morgan Chase Bank, N.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y-0.037%	Sell	1.000	12/20/2015	0.823	25	3	3,300	22
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	1	(4)	500	5
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.963	1	(9)	500	10
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.457	(25)	(23)	700	(2)
Barclays Bank plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.104	(32)	(17)	900	(15)
Citibank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	1.028	(3)	(2)	100	(1)
Citibank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2016	1.180	(9)	(9)	200	—
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	1.028	(3)	(3)	100	—
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2016	1.180	(35)	(35)	800	—
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.104	(14)	(7)	400	(7)
Citibank, N.A.	GATX Corporation 5.800% due 03/01/2016	Buy	1.070	03/20/2016	1.521	20	—	1,000	20
HSBC Bank USA, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	06/20/2016	0.878	10	(1)	1,700	11

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000%	12/20/2015	0.806%	$9	$25	$1,100	$(16)
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.806	4	11	500	(7)
Citibank, N.A.	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	06/20/2016	3.532	(278)	(155)	2,600	(123)
Deutsche Bank AG	Petroleo Brasileira SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2012	0.744	—	1	100	1
Deutsche Bank AG	PulteGroup, Inc. Senior Bond 5.250% due 01/15/2014	Buy	1.000	09/20/2011	0.923	—	3	700	(3)
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	Buy	1.000	03/20/2013	0.649	(6)	19	1,100	(25)
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.597	15	4	1,000	11
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.597	8	5	500	3
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.597	8	6	500	2

Credit Default Swaps									$(126)

Total Swaps									$91

WRITTEN OPTIONS OPEN AT JULY 31, 2011

Description	Number of Shares/Contracts	Strike Index/Price/Rate			Expiration Date	Value (000s)
Inflation-Linked Swap Option (Put)	(2,000,000)		215.95	Y	03/12/2020	$(5)
Inflation-Linked Swap Option (Put)	(3,600,000)		216.69	Y	04/07/2020	(10)
Inflation-Linked Swap Option (Put)	(500,000)		217.97	Y	09/29/2020	(2)
Inflation-Linked Swap Option (Put)	(400,000)		218.01	Y	10/13/2020	(2)
Credit Default Option 5 year (Call)	(400,000)		0.80%		09/21/2011	—
Credit Default Option 5 year (Call)	(100,000)		0.80		09/21/2011	—
Credit Default Option 5 year (Put)	(400,000)		1.20		09/21/2011	—
Credit Default Option 5 year (Put)	(200,000)		1.20		09/21/2011	—
Credit Default Option 5 year (Put)	(100,000)		1.20		09/21/2011	—
Credit Default Option 5 year (Put)	(600,000)		1.30		09/21/2011	(1)
Forward Volatility Swaption 1 year (Call)	(1,900,000)		0.51		10/11/2011	(10)
Forward Volatility Swaption 1 year (Call)	(2,000,000)		0.53		10/11/2011	(11)
Forward Volatility Swaption 1 year (Call)	(4,700,000)		1.09		11/14/2011	(72)
Forward Volatility Swaption 1 year (Call)	(4,000,000)		1.11		10/11/2011	(60)
Interest Rate Swap Option 1 year (Put)	(17,900,000)		1.75		07/11/2013	(67)
Interest Rate Swap Option 1 year (Put)	(42,200,000)		2.00		04/30/2012	(11)
Interest Rate Swap Option 2 year (Put)	(19,600,000)		2.25		09/24/2012	(41)
Interest Rate Swap Option 2 year (Put)	(1,000,000)		2.25		09/24/2012	(2)
Interest Rate Swap Option 2 year (Put)	(400,000)		2.25		09/24/2012	(1)
Interest Rate Swap Option 3 year (Put)	(4,200,000)		3.00		06/18/2012	(7)
Interest Rate Swap Option 3 year (Put)	(3,400,000)		3.00		06/18/2012	(5)
Interest Rate Swap Option 3 year (Put)	(2,900,000)		3.00		06/18/2012	(5)
Interest Rate Swap Option 3 year (Put)	(2,000,000)		3.00		06/18/2012	(3)
Interest Rate Swap Option 3 year (Put)	(500,000)		3.00		06/18/2012	(1)
Interest Rate Swap Option 5 year (Call)	(1,500,000)		1.80		10/11/2011	(13)
Interest Rate Swap Option 5 year (Put)	(1,500,000)		2.50		08/24/2011	—
Interest Rate Swap Option 10 year (Call)	(3,500,000)		3.00		08/24/2011	(42)
Interest Rate Swap Option 10 year (Call)	(6,000,000)		3.00		10/11/2011	(95)
Interest Rate Swap Option 10 year (Put)	(3,500,000)		3.75		08/24/2011	—
Interest Rate Swap Option 10 year (Put)	(6,000,000)		3.75		10/11/2011	(8)
Interest Rate Swap Option 10 year (Put)	(700,000)		10.00		07/10/2012	—
Interest Rate Swap Option 10 year (Put)	(400,000)		10.00		07/10/2012	—
Currency Option US Dollar versus Australian Dollar (Put)	(1,100,000)	AUD$	1.00		08/18/2011	(1)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Number of Shares/Contracts	Strike Index/Price/Rate		Expiration Date	Value (000s)
Currency Option US Dollar versus Australian Dollar (Put)	(1,000,000)	AUD$	1.00	08/18/2011	$(1)
Eurodollar Futures Option–CME (Call)	(13)		$99.38	09/19/2011	(9)
Eurodollar Futures Option–CME (Put)	(13)		99.38	09/19/2011	(1)
U.S. Treasury Notes-5 year Future (Put)	(18)		118.00	08/26/2011	(1)

Written options outstanding, at value (premiums received of $855)					$(487)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2011

Par Value (000s)	Security	Value (000s)
$(1,500)	U.S. Treasury Notes (proceeds $1,525)	$(1,525)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$14,404	$375	$14,779
Bank Loan Obligations	—	3,470	—	3,470
Collateralized Mortgage Obligations	—	13,426	—	13,426
Corporate Bond & Notes	—	92,433	—	92,433
Foreign Government Obligations	—	26,531	—	26,531
Mortgage Pass-Through	—	8,217	—	8,217
Purchased Options	—	140	—	140
U.S. Government Obligations	—	392,281	—	392,281
Short-Term Investments
Certificates Of Deposit	—	6,063	—	6,063
Repurchase Agreements	—	1,138	—	1,138
U.S. Treasury Bills	—	220	—	220

Total Investments in Securities	$—	$558,323	$375	$558,698

Investments in Other Financial Instruments
Forward Currency Contracts	—	165	—	165
Futures Contracts	253	206	—	459
Investments Sold Short	—	(1,525)	—	(1,525)
Options-Written	(11)	(476)	—	(487)
Swap Agreements	—	91	—	91

Total Investments in Other Financial Instruments	$242	$(1,539)	$—	$(1,297)

Total Investments	$242	$556,784	$375	$557,401

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2011W (000s)
Asset-Backed Securities	$5,886	$374	$—	$1	$—	$(1,371)	$—	$(4,515)[h]	$375

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$142	$(269)
Foreign Exchange Contracts	718	(555)
Interest Rate Contracts	945	(613)

Total	$1,805	$(1,437)

*	Security in default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2011, these securities were valued at $76,165 or 19% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2011.

3	Step coupon security.

4	Variable rate security. The stated rate represents the rate in effect at July 31, 2011.

5	MTN after the name of a security stands for Medium Term Note.

6	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	REMICs are CMOs that can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

8	At July 31, 2011, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $137,215 or 33% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of July 31, 2011 per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2011
Asset-Backed Securities	$—

y	Amount represents Index Value.

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 25.8%)

GOVERNMENT AGENCY DEBT—65.3%
Principal Amount (000s)		Value (000s)
	Federal Home Loan Bank Discount Notes
$1,000	0.030%—08/12/2011	$1,000
2,900	0.076%—08/05/2011	2,900
6,000	0.085%—09/02/2011	6,000
4,100	0.115%—11/16/2011	4,098

		13,998

	Federal Home Loan Mortgage Corp. Discount Notes
1,600	0.045%—09/26/2011	1,600
9,000	0.060%—11/14/2011	8,998
2,200	0.070%—08/08/2011	2,200
8,000	0.084%—12/12/2011	7,997
4,029	0.090%—09/01/2011-12/20/2011	4,028
7,500	0.100%—10/31/2011	7,498
2,800	0.110%—08/17/2011	2,800
3,500	0.120%—09/12/2011	3,500
3,500	0.135%—09/06/2011	3,500

		42,121

GOVERNMENT AGENCY DEBT—Continued
Principal Amount (000s)		Value (000s)
	Federal National Mortgage Association Discount Notes
$5,000	0.040%—08/10/2011-09/26/2011	$5,000
10,000	0.080%—09/01/2011	9,999
2,300	0.100%—10/24/2011	2,299
5,700	0.130%—12/01/2011	5,698
5,000	0.140%—08/01/2011	5,000

		27,996

TOTAL GOVERNMENT AGENCY DEBT (Cost $84,115)		84,115

TREASURY DEBT—8.9%
	U.S. Treasury Bills
6,500	0.030%—08/04/2011	6,500
5,000	0.040%—08/11/2011	5,000

TOTAL TREASURY DEBT (Cost $11,500)		11,500

TOTAL INVESTMENTS—74.2% (Cost $95,615)[1]		95,615

CASH AND OTHER ASSETS, LESS LIABILITIES—25.8%		33,255

TOTAL NET ASSETS—100.0%		$128,870

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 30 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, and swaps agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and meet any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2011 for Harbor Bond Fund and Harbor Real Return Fund is $1,124,036 and $34,200, respectively.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Loan Participations and Assignments

During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund invested in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

These Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

Inflation-Indexed Bonds

During the period, Harbor Real Return Fund and Harbor Bond Fund invested in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund and the Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside on the Fund’s records, while the commitment is outstanding.

Short Sales

During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account or set aside in the Fund’s records. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Foreign Forward Currency Contracts

A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Emerging Markets Debt Fund used foreign forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The foreign forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Bond Fund, Harbor Real Return and Harbor Emerging Markets Debt Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Emerging Markets Debt Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”) with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2011 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Convertible Securities Fund	$76,556	$128	$(806)	$(678)
Harbor Emerging Markets Debt Fund	5,755	91	(55)	36
Harbor High-Yield Bond Fund	1,634,184	77,400	(5,016)	72,384
Harbor Bond Fund	9,492,182	325,642	(81,629)	244,013
Harbor Real Return Fund	542,239	18,491	(2,032)	16,459
Harbor Money Market Fund	95,615	—	—	—

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.FIF.0711

Quarterly Schedule of Portfolio Holdings

July 31, 2011

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—19.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—10.8%
8,411	Harbor Capital Appreciation Fund	$336
23,870	Harbor Mid Cap Growth Fund	218
13,201	Harbor Small Cap Growth Fund	175
65,097	Harbor Large Cap Value Fund	503
27,389	Harbor Mid Cap Value Fund	326
6,322	Harbor Small Cap Value Fund	130
16,525	Harbor Small Company Value Fund	131

		1,819

HARBOR INTERNATIONAL EQUITY FUNDS—9.1%
13,069	Harbor International Fund	823
29,225	Harbor International Growth Fund	352
26,152	Harbor Global Value Fund	179
10,183	Harbor Global Growth Fund	180

		1,534

TOTAL HARBOR EQUITY FUNDS (Cost $3,013)		3,353

HARBOR FIXED INCOME FUNDS—75.1%

Shares		Value (000s)

154,160	Harbor High-Yield Bond Fund	$1,713
600,442	Harbor Bond Fund	7,463
308,954	Harbor Real Return Fund	3,473

TOTAL HARBOR FIXED INCOME FUNDS (Cost $12,310)		12,649

SHORT-TERM INVESTMENTS—5.0%
(Cost $840)
840,086	Harbor Money Market Fund	840

TOTAL INVESTMENTS—100.0% (Cost $16,163)		16,842

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$16,842

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—25.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—14.0%
2,559	Harbor Capital Appreciation Fund	$102
7,246	Harbor Mid Cap Growth Fund	66
3,989	Harbor Small Cap Growth Fund	53
19,614	Harbor Large Cap Value Fund	152
8,242	Harbor Mid Cap Value Fund	98
1,907	Harbor Small Cap Value Fund	39
4,990	Harbor Small Company Value Fund	40

		550

HARBOR INTERNATIONAL EQUITY FUNDS—11.8%
3,945	Harbor International Fund	248
8,813	Harbor International Growth Fund	106
7,868	Harbor Global Value Fund	54
3,073	Harbor Global Growth Fund	54

		462

TOTAL HARBOR EQUITY FUNDS (Cost $972)		1,012

HARBOR STRATEGIC MARKETS FUNDS—1.2%
(Cost $44)
Shares		Value (000s)

5,564	Harbor Commodity Real Return Strategy Fund	$47

HARBOR FIXED INCOME FUNDS—68.0%
36,924	Harbor High-Yield Bond Fund	410
128,094	Harbor Bond Fund	1,592
59,089	Harbor Real Return Fund	664

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,647)		2,666

SHORT-TERM INVESTMENTS—5.0%
(Cost $196)
195,576	Harbor Money Market Fund	196

TOTAL INVESTMENTS—100.0% (Cost $3,859)		3,921

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$3,921

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—32.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—17.8%
8,889	Harbor Capital Appreciation Fund	$354
25,171	Harbor Mid Cap Growth Fund	230
13,867	Harbor Small Cap Growth Fund	183
68,265	Harbor Large Cap Value Fund	527
28,699	Harbor Mid Cap Value Fund	342
6,640	Harbor Small Cap Value Fund	137
17,348	Harbor Small Company Value Fund	138

		1,911

HARBOR INTERNATIONAL EQUITY FUNDS—15.0%
13,717	Harbor International Fund	864
30,653	Harbor International Growth Fund	370
27,390	Harbor Global Value Fund	188
10,687	Harbor Global Growth Fund	189

		1,611

TOTAL HARBOR EQUITY FUNDS (Cost $3,298)		3,522

HARBOR STRATEGIC MARKETS FUNDS—2.6%
(Cost $253)
Shares		Value (000s)

33,040	Harbor Commodity Real Return Strategy Fund	$277

HARBOR FIXED INCOME FUNDS—62.6%
114,285	Harbor High-Yield Bond Fund	1,270
325,839	Harbor Bond Fund	4,050
124,030	Harbor Real Return Fund	1,394

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,728)		6,714

SHORT-TERM INVESTMENTS—2.0%
(Cost $214)
214,191	Harbor Money Market Fund	214

TOTAL INVESTMENTS—100.0% (Cost $10,493)		10,727

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$10,727

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—37.4%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—20.1%
25,983	Harbor Capital Appreciation Fund	$1,036
72,427	Harbor Mid Cap Growth Fund	663
39,430	Harbor Small Cap Growth Fund	521
197,988	Harbor Large Cap Value Fund	1,528
82,436	Harbor Mid Cap Value Fund	982
18,933	Harbor Small Cap Value Fund	390
49,441	Harbor Small Company Value Fund	392

		5,512

HARBOR INTERNATIONAL EQUITY FUNDS—17.3%
40,353	Harbor International Fund	2,542
89,987	Harbor International Growth Fund	1,085
79,703	Harbor Global Value Fund	547
31,211	Harbor Global Growth Fund	551

		4,725

TOTAL HARBOR EQUITY FUNDS (Cost $9,034)		10,237

HARBOR STRATEGIC MARKETS FUNDS—3.7%
(Cost $875)
Shares		Value (000s)

119,762	Harbor Commodity Real Return Strategy Fund	$1,004

HARBOR FIXED INCOME FUNDS—58.9%
322,948	Harbor High-Yield Bond Fund	3,588
778,436	Harbor Bond Fund	9,676
253,274	Harbor Real Return Fund	2,847

TOTAL HARBOR FIXED INCOME FUNDS (Cost $15,712)		16,111

TOTAL INVESTMENTS—100.0% (Cost $25,621)		27,352

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$27,352

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—45.5%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—24.5%
6,442	Harbor Capital Appreciation Fund	$257
18,075	Harbor Mid Cap Growth Fund	165
9,884	Harbor Small Cap Growth Fund	131
49,502	Harbor Large Cap Value Fund	382
20,661	Harbor Mid Cap Value Fund	246
4,752	Harbor Small Cap Value Fund	98
12,388	Harbor Small Company Value Fund	98

		1,377

HARBOR INTERNATIONAL EQUITY FUNDS—21.0%
10,062	Harbor International Fund	634
22,483	Harbor International Growth Fund	271
19,969	Harbor Global Value Fund	137
7,797	Harbor Global Growth Fund	138

		1,180

TOTAL HARBOR EQUITY FUNDS (Cost $2,358)		2,557

HARBOR STRATEGIC MARKETS FUNDS—4.6%
(Cost $232)
Shares		Value (000s)

30,951	Harbor Commodity Real Return Strategy Fund	$259

HARBOR FIXED INCOME FUNDS—49.9%
63,048	Harbor High-Yield Bond Fund	701
137,401	Harbor Bond Fund	1,708
34,787	Harbor Real Return Fund	391

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,781)		2,800

TOTAL INVESTMENTS—100.0% (Cost $5,371)		5,616

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$5,616

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—55.3%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—29.9%
34,245	Harbor Capital Appreciation Fund	$1,366
96,304	Harbor Mid Cap Growth Fund	881
52,775	Harbor Small Cap Growth Fund	698
262,286	Harbor Large Cap Value Fund	2,025
109,715	Harbor Mid Cap Value Fund	1,307
25,238	Harbor Small Cap Value Fund	520
66,151	Harbor Small Company Value Fund	524

		7,321

HARBOR INTERNATIONAL EQUITY FUNDS—25.4%
53,195	Harbor International Fund	3,351
118,490	Harbor International Growth Fund	1,429
105,219	Harbor Global Value Fund	722
41,179	Harbor Global Growth Fund	727

		6,229

TOTAL HARBOR EQUITY FUNDS (Cost $11,496)		13,550

HARBOR STRATEGIC MARKETS FUNDS—5.1%
(Cost $1,070)
Shares		Value (000s)

148,937	Harbor Commodity Real Return Strategy Fund	$1,248

HARBOR FIXED INCOME FUNDS—39.6%
246,196	Harbor High-Yield Bond Fund	2,735
484,722	Harbor Bond Fund	6,025
85,388	Harbor Real Return Fund	960

TOTAL HARBOR FIXED INCOME FUNDS (Cost $9,475)		9,720

TOTAL INVESTMENTS—100.0% (Cost $22,041)		24,518

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$24,518

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—65.4%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—35.4%
3,575	Harbor Capital Appreciation Fund	$143
10,099	Harbor Mid Cap Growth Fund	92
5,531	Harbor Small Cap Growth Fund	73
27,611	Harbor Large Cap Value Fund	213
11,571	Harbor Mid Cap Value Fund	138
2,660	Harbor Small Cap Value Fund	55
6,957	Harbor Small Company Value Fund	55

		769

HARBOR INTERNATIONAL EQUITY FUNDS—30.0%
5,572	Harbor International Fund	351
12,431	Harbor International Growth Fund	150
11,082	Harbor Global Value Fund	76
4,327	Harbor Global Growth Fund	76

		653

TOTAL HARBOR EQUITY FUNDS (Cost $1,316)		1,422

HARBOR STRATEGIC MARKETS FUNDS—4.4%
(Cost $88)
Shares		Value (000s)

11,501	Harbor Commodity Real Return Strategy Fund	$96

HARBOR FIXED INCOME FUNDS—30.2%
19,171	Harbor High-Yield Bond Fund	213
32,165	Harbor Bond Fund	400
3,796	Harbor Real Return Fund	43

TOTAL HARBOR FIXED INCOME FUNDS (Cost $649)		656

TOTAL INVESTMENTS—100.0% (Cost $2,053)		2,174

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,174

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—75.5%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—40.8%
32,098	Harbor Capital Appreciation Fund	$1,280
89,347	Harbor Mid Cap Growth Fund	818
48,763	Harbor Small Cap Growth Fund	645
245,399	Harbor Large Cap Value Fund	1,894
102,072	Harbor Mid Cap Value Fund	1,216
23,497	Harbor Small Cap Value Fund	484
61,316	Harbor Small Company Value Fund	486

		6,823

HARBOR INTERNATIONAL EQUITY FUNDS—34.7%
49,572	Harbor International Fund	3,123
110,825	Harbor International Growth Fund	1,337
97,410	Harbor Global Value Fund	668
38,546	Harbor Global Growth Fund	681

		5,809

TOTAL HARBOR EQUITY FUNDS (Cost $9,697)		12,632

HARBOR STRATEGIC MARKETS FUNDS—4.1%
(Cost $576)
Shares		Value (000s)

81,319	Harbor Commodity Real Return Strategy Fund	$681

HARBOR FIXED INCOME FUNDS—20.4%
114,628	Harbor High-Yield Bond Fund	1,274
164,717	Harbor Bond Fund	2,047
8,008	Harbor Real Return Fund	90

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,335)		3,411

TOTAL INVESTMENTS—100.0% (Cost $13,608)		16,724

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$16,724

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—85.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—46.4%
2,516	Harbor Capital Appreciation Fund	$100
7,110	Harbor Mid Cap Growth Fund	65
3,917	Harbor Small Cap Growth Fund	52
19,458	Harbor Large Cap Value Fund	150
8,158	Harbor Mid Cap Value Fund	97
1,883	Harbor Small Cap Value Fund	39
4,908	Harbor Small Company Value Fund	39

		542

HARBOR INTERNATIONAL EQUITY FUNDS—39.4%
3,937	Harbor International Fund	248
8,762	Harbor International Growth Fund	105
7,830	Harbor Global Value Fund	54
3,050	Harbor Global Growth Fund	54

		461

TOTAL HARBOR EQUITY FUNDS (Cost $947)		1,003

HARBOR STRATEGIC MARKETS FUNDS—3.4%
(Cost $37)
Shares		Value (000s)

4,774	Harbor Commodity Real Return Strategy Fund	$40

HARBOR FIXED INCOME FUNDS—10.8%
4,515	Harbor High-Yield Bond Fund	50
6,080	Harbor Bond Fund	76

TOTAL HARBOR FIXED INCOME FUNDS (Cost $125)		126

TOTAL INVESTMENTS—100.0% (Cost $1,109)		1,169

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,169

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—89.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—48.3%
35,922	Harbor Capital Appreciation Fund	$1,433
100,598	Harbor Mid Cap Growth Fund	920
54,906	Harbor Small Cap Growth Fund	726
275,490	Harbor Large Cap Value Fund	2,127
115,054	Harbor Mid Cap Value Fund	1,370
26,376	Harbor Small Cap Value Fund	543
69,104	Harbor Small Company Value Fund	548

		7,667

HARBOR INTERNATIONAL EQUITY FUNDS—41.5%
56,233	Harbor International Fund	3,542
125,507	Harbor International Growth Fund	1,514
110,938	Harbor Global Value Fund	761
43,532	Harbor Global Growth Fund	769

		6,586

TOTAL HARBOR EQUITY FUNDS (Cost $10,651)		14,253

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $418)
Shares		Value (000s)

57,713	Harbor Commodity Real Return Strategy Fund	$484

HARBOR FIXED INCOME FUNDS—7.2%
40,935	Harbor High-Yield Bond Fund	455
55,060	Harbor Bond Fund	684

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,115)		1,139

TOTAL INVESTMENTS—100.0% (Cost $12,184)		15,876

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,876

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or July 31, 2011, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 30 separate portfolios. The portfolios covered by this report include a series of ten target retirement funds: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund; (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

information, as well as the prospectuses of each of the Underlying Funds. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2011, each Fund held less than 10% of the outstanding shares of each Underlying Fund. The Funds, in aggregate, held 20% of the total outstanding shares of Harbor Small Company Value Fund.

New Accounting Pronouncements

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”) with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. ASU 2011-04 will require additional disclosures and detail about the circumstances surrounding transfers between securities classified as Level 1 and Level 2 and all securities classified as Level 3. ASU 2011-04 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2011 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$16,163	$697	$(18)	$679
Harbor Target Retirement 2010 Fund	3,859	74	(12)	62
Harbor Target Retirement 2015 Fund	10,493	332	(98)	234
Harbor Target Retirement 2020 Fund	25,621	1,789	(58)	1,731
Harbor Target Retirement 2025 Fund	5,371	273	(28)	245
Harbor Target Retirement 2030 Fund	22,041	2,554	(77)	2,477
Harbor Target Retirement 2035 Fund	2,053	128	(7)	121
Harbor Target Retirement 2040 Fund	13,608	3,188	(72)	3,116
Harbor Target Retirement 2045 Fund	1,109	66	(6)	60
Harbor Target Retirement 2050 Fund	12,184	3,774	(82)	3,692

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.T.0711

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The registrant’s Principal Executive and Principal Financial Officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule
30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 23rd day of September, 2011 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser – Chairman, President and Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	September 23, 2011

By: /s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 23, 2011